UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker, Suite 500, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Howard B. Surloff, Esq.	Copies to:
Goldman, Sachs & Co.	Jeffrey A. Dalke, Esq.
One New York Plaza	Drinker Biddle & Reath LLP
New York, New York 10004	One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: December 31

Date of reporting period: June 30, 2005

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Goldman Sachs Trust
Financial Square Funds SM

▶ Prime Obligations Fund

▶ Money Market Fund

▶ Treasury Obligations Fund

▶ Treasury Instruments Fund

▶ Government Fund

▶ Federal Fund

▶ Tax-Free Money Market Fund

SEMIANNUAL REPORT
June 30, 2005

Goldman Sachs Trust
Financial Square FundsSM

Taxable Funds*

Financial Square Prime Obligations Fund. The Fund invests in securities of the U.S. Government, its agencies, authorities, and instrumentalities, obligations of U.S. banks, commercial paper and other high quality, short-term obligations of U.S. companies, states, municipalities and other entities and repurchase agreements.

Financial Square Money Market Fund. The Fund invests in securities of the U.S. Government, its agencies, authorities, and instrumentalities, U.S. dollar denominated obligations of U.S. banks and foreign banks, U.S. dollar denominated commercial paper and other high-quality, short-term obligations of states, municipalities and other entities, U.S. and foreign companies, and of foreign governments, and repurchase agreements.

Financial Square Treasury Obligations Fund. Rated “AAA” by Standard & Poor’s Rating Group and “Aaa” by Moody’s Investors Service, Inc., the Fund invests only in securities issued by the U.S. Treasury which are backed by the full faith and credit of the U.S. Government, and repurchase agreements relating to such securities.

Financial Square Treasury Instruments Fund. The Fund invests only in certain U.S. Treasury obligations, the interest income from which is generally exempt from state income taxation.

Financial Square Government Fund. The Fund invests, directly or indirectly, only in securities of the U.S. Government, its agencies, authorities and instrumentalities, and repurchase agreements relating to such securities.

Financial Square Federal Fund. The Fund invests only in certain securities of the U.S. Government and certain of its agencies, authorities and instrumentalities, the interest income from which is generally exempt from state income taxation.

Tax-Exempt Fund*

Financial Square Tax-Free Money Market Fund. The Fund invests in securities issued by or on behalf of states, territories and possessions of the United States, its political subdivisions, agencies, authorities, and instrumentalities, and the District of Columbia, the interest from which is exempt from federal income tax, and not an item of tax preference under the federal alternative minimum tax.

*	Past performance is no guarantee of future results. Yields will vary. An investment in any of the Financial Square Funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds. More complete information, including management fees and expenses, is included in the Financial Square Funds’ Prospectuses and/or Statement of Additional Information, or may be obtained by calling Goldman Sachs Funds at 1-800-621-2550. Goldman Sachs Financial Square FundsSM is a service mark of Goldman, Sachs & Co.

Statement of Investments

Financial Square Prime Obligations Fund
June 30, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Commercial Paper and Corporate Obligations—40.6%
Asset-Backed
Blue Ridge Asset Funding Corp
$100,000,000	3.20%	07/21/2005	$99,822,222
Chariot Funding LLC
51,139,000	3.09	07/08/2005	51,108,274
51,134,000	3.10	07/08/2005	51,103,178
51,143,000	3.20	07/18/2005	51,065,717
Citibank Credit Card Issuance Trust (Dakota Corp.)
57,900,000	3.10	07/12/2005	57,845,156
255,000,000	3.20	07/18/2005	254,614,667
242,000,000	3.25	07/20/2005	241,584,903
200,000,000	3.16	08/02/2005	199,438,222
27,000,000	3.18	08/03/2005	26,921,295
100,000,000	3.31	09/12/2005	99,328,806
Clipper Receivables Co. LLC
75,000,000	3.07	07/05/2005	74,974,417
100,000,000	3.19	07/18/2005	99,849,361
100,000,000	3.11	07/20/2005	99,835,861
CRC Funding LLC
50,000,000	3.08	07/07/2005	49,974,333
96,000,000	3.10	07/13/2005	95,900,800
135,000,000	3.18	08/19/2005	134,415,675
150,000,000	3.19	08/22/2005	149,309,917
295,000,000	3.19	08/22/2005	293,640,705
100,000,000	3.25	09/02/2005	99,431,250
150,000,000	3.25	09/06/2005	149,092,708
75,000,000	3.26	09/08/2005	74,531,375
Curzon Funding LLC
200,000,000	3.38	09/26/2005	198,366,333
Edison Asset Securitization Corp.
111,904,000	3.24	09/01/2005	111,279,576
195,000,000	3.12	09/07/2005	193,850,800
56,961,000	3.24	10/03/2005	56,479,110
Falcon Asset Securitization Corp.
47,139,000	3.09	07/08/2005	47,110,677
101,326,000	3.18	07/20/2005	101,155,941
95,000,000	3.32	09/15/2005	94,334,156
FCAR Owner Trust Series I
79,000,000	3.18	08/15/2005	78,685,975
100,000,000	3.25	09/01/2005	99,440,278
145,000,000	3.24	09/06/2005	144,125,650
190,000,000	3.32	09/07/2005	188,808,489
148,000,000	3.37	09/16/2005	146,933,208
157,000,000	3.38	09/20/2005	155,806,015
Ford Credit Floor Plan Master Owner Trust (Motown)
67,000,000	3.07	07/12/2005	66,937,150
51,000,000	3.09	07/18/2005	50,925,582
50,000,000	3.24	07/20/2005	49,914,500
50,000,000	3.15	08/02/2005	49,860,000
65,000,000	3.25	07/20/2005	64,888,507
Fountain Square Commercial Funding Corp.
60,000,000	3.07	07/21/2005	59,897,667
75,000,000	3.18	08/17/2005	74,688,625
35,000,000	3.19	08/22/2005	34,838,728
95,000,000	3.21	08/26/2005	94,525,633
55,000,000	3.37	09/21/2005	54,577,814
Galleon Capital Corp.
50,000,000	3.19	07/18/2005	49,924,681
Govco, Inc.
145,000,000	3.06	07/21/2005	144,753,500
140,000,000	3.07	07/21/2005	139,761,222
50,000,000	3.09	07/26/2005	49,892,708
80,000,000	3.16	08/02/2005	79,775,289
50,000,000	3.16	08/04/2005	49,850,778
47,481,000	3.17	08/11/2005	47,309,851
50,000,000	3.17	08/16/2005	49,797,792
35,000,000	3.18	08/18/2005	34,851,600
25,000,000	3.18	08/19/2005	24,891,792
50,000,000	3.19	08/22/2005	49,769,611
175,000,000	3.19	08/23/2005	174,178,132
25,000,000	3.20	08/25/2005	24,877,778
125,000,000	3.21	08/26/2005	124,375,833
90,000,000	3.26	09/06/2005	89,453,950
Jupiter Securitization Corp.
55,000,000	3.15	07/13/2005	54,942,250
87,818,000	3.20	07/18/2005	87,685,297
101,326,000	3.18	07/20/2005	101,155,941
100,817,000	3.12	08/05/2005	100,511,188
Kittyhawk Funding Corp.
240,000,000	3.19	07/18/2005	239,638,467
46,159,000	3.14	08/10/2005	45,997,956
64,280,000	2.93	08/15/2005	64,044,976
Park Avenue Receivables Corp.
80,851,000	3.20	07/20/2005	80,714,452
Park Granada LLC
20,106,000	3.08	07/05/2005	20,099,119
135,000,000	3.09	07/08/2005	134,918,887
50,137,000	3.25	07/22/2005	50,041,949
180,000,000	3.38	08/29/2005	179,004,375
Ranger Funding Co. LLC
60,965,000	3.19	07/15/2005	60,889,369
200,000,000	3.23	07/20/2005	199,659,056
53,300,000	3.25	07/26/2005	53,179,705
Three Pillars Funding LLC
30,675,000	3.06	07/20/2005	30,625,460
Yorktown Capital LLC
60,790,000	3.05	07/15/2005	60,717,896
31,668,000	3.25	07/26/2005	31,596,527

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Commercial Paper and Corporate Obligations (continued)
Business Credit Institution
General Electric Capital Corp.
$495,000,000	2.93%	08/12/2005	$493,307,925
195,000,000	3.30	09/12/2005	193,695,125
Commercial Banks
Bank of America Corp.
250,000,000	3.16	08/15/2005	249,012,500
195,000,000	2.93	08/16/2005	194,271,188
150,000,000	3.12	09/07/2005	149,116,000
Security and Commodity Brokers, Dealers and Services
Bear Stearns Companies, Inc.
500,000,000	3.45	07/01/2005	500,000,000
Citigroup Global Market Holdings, Inc.
125,000,000	3.18	08/19/2005	124,458,958

Total Commercial Paper and Corporate Obligations			$9,303,968,339

Bank Note—0.1%
Wachovia Corp.
$26,330,000	7.55%	08/18/2005	$26,503,391

Total Bank Note			$26,503,391

Certificates of Deposit—5.5%
Bank of New York
$147,000,000	3.70%	05/10/2006	$147,000,000
Citibank, N.A.
15,000,000	3.34	09/14/2005	15,000,000
42,000,000	3.44	09/29/2005	42,000,000
Marshall & Ilsley Bank
96,000,000	3.77	06/19/2006	96,000,000
National City Bank of Indiana
208,000,000	3.77	03/29/2006	208,007,541
Regions Bank
273,000,000	3.36	10/31/2005	273,000,000
Suntrust Bank
150,000,000	3.43	09/28/2005	150,000,000
335,000,000	3.35	10/24/2005	335,000,000

Total Certificates of Deposit			$1,266,007,541

Master Demand Notes—1.6%
Bank of America Securities LLC
$365,000,000	3.39%	08/02/2005	$365,000,000

Total Master Demand Notes			$365,000,000

Medium Term Notes—0.1%
Citigroup, Inc.
$26,000,000	6.75%	12/01/2005	$26,424,265
Merrill Lynch & Co., Inc.
7,000,000	6.00	07/15/2005	7,009,663

Total Medium Term Notes			$33,433,928

U.S. Government Agency Obligations—22.3%
Federal Home Loan Bank(a)
$250,000,000	3.02%	07/02/2005	$249,850,486
210,000,000	3.01	07/03/2005	209,972,857
275,000,000	3.00	07/05/2005	274,959,973
190,000,000	3.15	08/16/2005	189,892,201
Federal Home Loan Mortgage Corp.
909,125,000	3.08(a)	07/07/2005	909,125,000
5,000,000	7.00	07/15/2005	5,008,945
245,000,000	3.18(a)	08/07/2005	245,000,000
275,615,000	3.34(a)	09/09/2005	275,626,979
Federal National Mortgage Association
200,000,000	2.99(a)	07/03/2005	199,966,396
120,000,000	3.04(a)	07/07/2005	119,896,615
400,000,000	3.21(a)	07/29/2005	399,883,131
435,000,000	3.09(a)	08/06/2005	434,803,633
350,000,000	3.18(a)	08/22/2005	349,812,458
580,000,000	3.22(a)	09/06/2005	579,933,220
200,000,000	3.24(a)	09/07/2005	199,824,245
339,200,000	2.40	10/14/2005	336,825,600
125,000,000	2.53	10/14/2005	124,077,604

Total U.S. Government Agency Obligations			$5,104,459,343

Variable Rate Obligations(a)—12.9%
Allstate Life Global Funding II
$50,000,000	3.21%	07/15/2005	$50,000,000
70,000,000	3.28	07/18/2005	70,000,000
American Express Bank FSB
100,000,000	3.21	07/13/2005	100,038,028
American Express Centurion Bank
100,000,000	3.20	07/18/2005	100,000,000
105,000,000	3.28	07/28/2005	105,000,000
American Express Credit Corp.
70,000,000	3.23	07/05/2005	70,000,000
45,000,000	3.37	07/22/2005	45,015,436
BellSouth Telecommunications, Inc.
200,000,000	3.41	09/06/2005	200,000,000
Citigroup, Inc.
60,000,000	3.37	09/01/2005	60,006,152
First Union National Bank
17,000,000	3.59	07/15/2005	17,044,210
General Electric Capital Corp.
156,000,000	3.28	07/11/2005	156,000,000
Hartford Life Insurance Co.(b)
100,000,000	3.24	07/01/2005	100,000,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Prime Obligations Fund (continued)
June 30, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Variable Rate Obligations(a) (continued)
Merrill Lynch & Co., Inc.
$35,000,000	3.25%	07/01/2005	$35,000,000
150,000,000	3.45	07/01/2005	150,025,640
125,000,000	3.18	07/05/2005	125,000,000
100,000,000	3.22	07/05/2005	100,035,903
23,260,000	3.59	07/13/2005	23,315,019
Metropolitan Life Global Funding I
85,000,000	3.39	07/28/2005	85,000,000
Monumental Life Insurance Co.(b)
120,000,000	3.26	07/01/2005	120,000,000
55,000,000	3.27	07/01/2005	55,000,000
Morgan Stanley
100,000,000	3.51	07/01/2005	100,000,000
25,000,000	3.18	07/05/2005	25,000,000
150,000,000	3.35	07/27/2005	150,000,000
New York Life Insurance Co.(b)
25,000,000	3.11	07/01/2005	25,000,000
50,000,000	3.17	07/01/2005	50,000,000
225,000,000	3.53	09/30/2005	225,000,000
Pacific Life Insurance Co.
100,000,000	3.17	07/05/2005	100,000,000
50,000,000	3.20	07/13/2005	50,000,000
Travelers Insurance Co.(b)
150,000,000	3.29	07/28/2005	150,000,000
Wachovia Asset Securitization, Inc.(b)
95,000,000	3.29	07/25/2005	95,000,000
166,924,078	3.30	07/25/2005	166,924,078
Wells Fargo & Co.
42,500,000	3.51	09/29/2005	42,507,304

Total Variable Rate Obligations			$2,945,911,770

Time Deposits—1.5%
Wells Fargo Bank
$350,000,000	3.31%	07/01/2005	$350,000,000

Total Time Deposits			$350,000,000

Total Investments before Repurchase Agreement			$19,395,284,312

Repurchase Agreements-Unaffiliated Issuers(c)—14.2%
Citigroup Global Markets, Inc.
$450,000,000	3.54%	07/01/2005	$450,000,000
Maturity Value: $450,044,247
Collateralized by various corporate issues, 3.54%, due 6/12/2006
Joint Repurchase Agreement Account I
381,300,000	2.91	07/01/2005	381,300,000
Maturity Value: $381,330,769
Joint Repurchase Agreement Account II
2,177,400,000	3.41	07/01/2005	2,177,400,000
Maturity Value: $2,177,606,067
UBS Securities LLC
250,000,000	3.40	07/01/2005	250,000,000
Maturity Value: $250,023,609
Collateralized by Federal Home Loan Mortgage Corporation, 0.00% to 8.00%, due 08/01/2008 to 04/01/2035 and Federal National Mortgage Association, 4.50% to 10.50%, due 03/01/2009 to 06/01/2035

Total Repurchase Agreements-Unaffiliated Issuers			$3,258,700,000

Repurchase Agreements-Affiliated Issuers(c)—1.2%
Goldman Sachs & Co.
$75,100,000	3.38	07/01/2005	$75,100,000
Maturity Value: $75,107,051
Collateralized by Federal Home Loan Mortgage Corp., 4.50%, due 11/01/2034 and Federal National Mortgage Association, 4.00% to 6.00%, due 04/01/2019 to 04/01/2035
Goldman Sachs & Co.
200,000,000	3.43	07/01/2005	200,000,000
Maturity Value: $200,019,056
Collateralized by Federal Home Loan Mortgage Corp., 4.50%, due 11/01/2034 and Federal National Mortgage Association, 4.00% to 6.00%, due 04/01/2019 to 04/01/2035

Total Repurchase Agreements-Affiliated Issuers			$275,100,000

Total Investments—100.0%			$22,929,084,312

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security index is based on either Federal Funds or LIBOR rate.
(b)	Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At June 30, 2005, these securities amounted to $986,924,078 or approximately 4.2% of net assets.
(c)	Unless noted, all repurchase agreements were entered into on June 30, 2005.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is baed upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The accompanying notes are an integral part of these financial statements.

ADDITIONAL INVESTMENT INFORMATION

Joint Repurchase Agreement Account I—At June 30, 2005, the Fund had an undivided interest in the following Joint Repurchase Agreement Account I which equaled $381,300,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

ABN AMRO, Inc.	$1,200,000,000	2.90%	07/01/2005	$1,200,096,667

Banc of America Securities LLC	400,000,000	2.87	07/01/2005	400,031,889

Deutsche Bank Securities, Inc.	500,000,000	2.98	07/01/2005	500,041,389

Greenwich Capital Markets	200,000,000	2.90	07/01/2005	200,016,111

J.P. Morgan Securities, Inc.	500,000,000	2.85	07/01/2005	500,039,583

Merrill Lynch	400,000,000	2.75	07/01/2005	400,030,556

Morgan Stanley & Co.	1,199,800,000	2.90	07/01/2005	1,199,896,650

UBS Securities LLC	1,100,000,000	2.98	07/01/2005	1,100,091,056

TOTAL	$5,499,800,000			$5,500,243,901

At June 30, 2005, the Joint Repurchase Agreement Account I was fully collateralized by U.S. Treasury Bills, 0.00%, due 07/14/2005 to 07/14/2006; U.S. Treasury Bonds, 10.37% to 13.88%, due 05/15/2011 to 02/15/2015; U.S. Treasury Bonds Callable, 0.00% to 14.00%, due 11/15/2010 to 11/15/2014; U.S. Treasury Interest-Only Stripped Securities, 0.00%, due 08/15/2005 to 05/15/2015; U.S. Treasury Notes, 1.50% to 6.88%, due 07/31/2005 to 05/15/2015 and U.S. Treasury Principal-Only Stripped Securities, 0.00% to 11.25%, due 08/15/2005 to 02/15/2015.

Joint Repurchase Agreement Account II—At June 30, 2005, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $2,177,400,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$1,500,000,000	3.40%	07/01/2005	$1,500,141,667

Barclays Capital PLC	700,000,000	3.40	07/01/2005	700,066,111

Deutsche Bank Securities, Inc.	1,000,000,000	3.40	07/01/2005	1,000,094,444

Deutsche Bank Securities, Inc.	300,000,000	3.45	07/01/2005	300,028,750

Greenwich Capital Markets	400,000,000	3.43	07/01/2005	400,038,111

J.P. Morgan Securities, Inc.	400,000,000	3.41	07/01/2005	400,037,889

Morgan Stanley & Co.	1,000,500,000	3.40	07/01/2005	1,000,594,492

UBS Securities LLC	250,000,000	3.40	07/01/2005	250,023,611

Wachovia Capital Markets	250,000,000	3.40	07/01/2005	250,023,611

Westdeutsche Landesbank AG	500,000,000	3.43	07/01/2005	500,047,639

TOTAL	$6,300,500,000			$6,301,096,325

At June 30, 2005, the Joint Repurchase Agreement Account II was fully collateralized by Federal Farm Credit Bank, 2.50% to 6.70%, due 09/13/2005 to 06/15/2007; Federal Home Loan Bank, 4.37% to 5.49%, due 12/22/2008 to 08/15/2011; Federal Home Loan Mortgage Association, 0.00% to 8.00%, due 07/06/2005 to 07/01/2035; Federal National Mortgage Association, 0.00% to 9.50%, due 08/24/2005 to 07/01/2035 and Government National Mortgage Association, 5.50% to 6.50%, due 04/15/2032 to 06/15/2035.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Money Market Fund
June 30, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Commercial Paper and Corporate Obligations—37.7%
Asset-Backed
Adirondack Corp.
$175,000,000	3.20%	08/09/2005	$174,393,333
Amstel Funding Corp.
200,000,000	3.17	08/15/2005	199,207,500
173,236,000	3.24	08/31/2005	172,284,934
100,000,000	3.40	09/15/2005	99,282,222
Aspen Funding Corp.
75,000,000	3.06	07/20/2005	74,878,875
40,000,000	3.18	08/18/2005	39,830,400
50,000,000	3.20	08/23/2005	49,764,444
Atlantic Asset Securitization Corp.
39,128,000	3.19	07/15/2005	39,079,460
Atlantis One Funding Corp.
96,392,000	3.07	07/25/2005	96,194,718
55,253,000	3.21	08/24/2005	54,986,957
88,000,000	3.34	09/16/2005	87,372,279
100,000,000	3.40	09/26/2005	99,179,542
Citibank Credit Card Issuance Trust (Dakota Corp.)
100,000,000	3.23	07/20/2005	99,829,528
CRC Funding LLC
75,000,000	3.26	09/08/2005	74,531,375
Davis Square Funding III (Delaware) Corp.
175,000,000	3.15	08/01/2005	174,525,312
Davis Square Funding IV (Delaware) Corp.
175,000,000	3.06	07/05/2005	174,940,500
Fountain Square Commercial Funding Corp.
55,000,000	3.410	9/26/200	54,546,754
Gemini Securitization Corp.
25,000,000	3.06	07/20/2005	24,959,625
150,000,000	3.41	09/27/2005	148,749,667
Govco, Inc.
50,000,000	3.09	07/26/2005	49,892,708
Grampian Funding Ltd.
60,000,000	3.08	07/26/2005	59,871,667
88,000,000	3.11	07/28/2005	87,794,740
150,000,000	3.40	09/27/2005	148,753,333
50,000,000	3.24	09/30/2005	49,590,500
Newport Funding Corp.
50,000,000	3.08	07/22/2005	49,910,313
80,000,000	3.30	07/28/2005	79,802,000
50,000,000	3.17	08/16/2005	49,797,472
37,000,000	3.20	08/23/2005	36,825,689
Nieuw Amsterdam Receivables Corp.
33,597,000	3.29	08/08/2005	33,480,325
55,473,000	3.32	09/13/2005	55,094,428
47,398,000	3.34	09/13/2005	47,072,586
25,211,000	3.37	09/16/2005	25,029,278
25,221,000	3.37	09/21/2005	25,027,401
25,222,000	3.38	09/23/2005	25,023,082
Old Line Funding Corp.
76,000,000	3.19	08/22/2005	75,649,809
84,808,000	3.36	09/20/2005	84,166,852
Scaldis Capital LLC
200,000,000	3.06	07/15/2005	199,762,000
29,530,000	3.29	09/12/2005	29,332,994
Sierra Madre Funding Ltd.
175,000,000	3.22	07/29/2005	174,561,722
Thames Asset Global Securitization I
20,920,000	3.21	08/24/2005	20,819,270
75,593,000	3.31	09/06/2005	75,127,326
Thunder Bay Funding, Inc.
85,974,000	3.07	07/25/2005	85,798,040
29,711,000	3.18	08/15/2005	29,592,899
75,703,000	3.37	09/21/2005	75,121,895
Commercial Banks
Australia New Zealand Banking Group Ltd.
32,000,000	3.28	07/21/2006	32,000,000
Banco Santander Central Hispano SA
220,000,000	2.98	08/17/2005	219,144,078
Depfa Bank PLC
100,000,000	3.27	09/08/2005	99,373,250
34,000,000	3.42	09/30/2005	33,706,070
HSBC Bank PLC
50,000,000	3.29	10/04/2005	49,566,562
Financial Services
Solitaire Funding LLC
100,000,000	2.95	08/15/2005	99,631,250
Mortgage Bank
Nationwide Building Society
110,000,000	3.17	08/11/2005	109,603,496
Savings Institutions
Alliance & Leicester PLC
142,000,000	3.17	08/12/2005	141,475,665
Security and Commodity Brokers, Dealers and Services
Citigroup Global Market Holdings, Inc.
100,000,000	3.18	08/19/2005	99,567,167

Total Commercial Paper and Corporate Obligations			$4,495,503,292

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Certificates of Deposit-Eurodollar—4.1%
Alliance & Leicester PLC
$35,000,000	2.51%	10/12/2005	$35,000,488
40,000,000	3.79	03/29/2006	40,000,000
Barclays Bank PLC
155,000,000	3.39	09/20/2005	154,991,022
Calyon
45,000,000	3.78	03/29/2006	45,000,000
HSBC Bank PLC
75,000,000	3.34	09/14/2005	74,998,451
National Australia Bank Ltd.
85,000,000	2.52	11/08/2005	85,000,000
Societe Generale
50,000,000	3.00	12/21/2005	50,000,000

Total Certificates of Deposit-Eurodollar			$484,989,961

Certificates of Deposit-Yankeedollar—9.6%
Barclays Bank PLC
$185,000,000	3.10%	07/08/2005	$185,000,179
Depfa Bank PLC
275,000,000	3.07	07/14/2005	275,000,000
Fortis Bank
35,000,000	3.70	05/10/2006	34,998,533
Toronto-Dominion Bank
35,000,000	3.70	05/10/2006	35,000,000
60,000,000	2.72	11/14/2005	59,997,777
65,000,000	3.75	06/01/2006	65,001,456
UBS AG
500,000,000	3.06	07/05/2005	500,000,000

Total Certificates of Deposit-Yankeedollar			$1,154,997,945

Master Demand Notes—0.8%
Bank of America Securities LLC
$100,000,000	3.52%	08/02/2005	$100,000,000

Total Master Demand Notes			$100,000,000

U.S. Government Agency Obligations(a)—13.0%
Federal Home Loan Bank
$100,000,000	3.02%	07/02/2005	$99,940,194
200,000,000	3.00	07/05/2005	199,969,748
Federal Home Loan Mortgage Corp.
182,000,000	3.08	07/07/2005	182,000,000
Federal National Mortgage Association
170,000,000	2.99	07/03/2005	169,971,437
275,000,000	3.18	08/22/2005	274,852,646
140,000,000	3.22	09/06/2005	139,984,525
485,000,000	3.24	09/07/2005	484,570,321

Total U.S. Government Agency Obligations			$1,551,288,871

Variable Rate Obligations(a)—19.2%
Allstate Life Global Funding II
$30,000,000	3.28%	07/18/2005	$30,000,000
American Express Credit Corp.
74,000,000	3.23	07/05/2005	74,017,903
90,000,000	3.34	08/01/2005	90,006,768
Barclays Bank PLC
100,000,000	3.21	07/21/2005	99,983,057
BNP Paribas SA
155,000,000	3.18	07/19/2005	154,966,426
Caixa Geral De Depositos SA
60,000,000	3.37	09/19/2005	59,986,389
Canadian Imperial Bank of Commerce
70,000,000	3.03	07/01/2005	69,984,048
Credit Suisse First Boston, Inc.
100,000,000	3.13	07/18/2005	100,000,000
35,000,000	3.20	08/09/2005	35,000,000
DePfa Bank Europe PLC
50,000,000	3.42	09/15/2005	50,000,000
Fairway Financial Corp.
50,000,000	3.16	07/12/2005	49,999,423
32,000,000	3.21	07/20/2005	31,999,025
General Electric Capital Corp.
75,000,000	3.28	07/11/2005	75,000,000
HBOS Treasury Services PLC
60,000,000	3.17	07/11/2005	59,998,438
225,000,000	3.23	07/29/2005	225,012,774
75,000,000	3.33	08/22/2005	75,000,000
Metropolitan Life Global Funding I
40,000,000	3.26	07/15/2005	40,000,000
Monumental Life Insurance Co.(b)
80,000,000	3.26	07/01/2005	80,000,000
Morgan Stanley
25,000,000	3.18	07/05/2005	25,000,000
Natexis Banque Populaires
25,000,000	3.12	07/08/2005	24,995,917
100,000,000	3.23	07/08/2005	100,008,996
140,000,000	3.13	07/11/2005	139,973,095
Nationwide Building Society
50,000,000	3.51	09/28/2005	50,000,000
New York Life Insurance Co.(b)
25,000,000	3.11	07/01/2005	25,000,000
40,000,000	3.17	07/01/2005	40,000,000
100,000,000	3.53	09/30/2005	100,000,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Money Market Fund (continued)
June 30, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Variable Rate Obligations(a) (continued)
Societe Generale
$45,000,000	3.26%	08/01/2005	$44,989,330
Unicredito Italiano SPA
60,000,000	3.31	09/09/2005	59,988,689
85,000,000	3.43	09/30/2005	84,967,455
World Savings Bank, FSB
200,000,000	3.13	07/11/2005	199,996,142

Total Variable Rate Obligations			$2,295,873,875

Time Deposit—3.4%
Deutsche Bank AG
$400,000,000	3.41%	07/01/2005	$400,000,000

Total Time Deposits			$400,000,000

Total Investments before Repurchase Agreement			$10,482,653,944

Repurchase Agreements-Unaffiliated Issuers(c)—10.2%
Citigroup Global Markets, Inc.
$375,000,000	3.54%	07/01/2005	$375,000,000
Maturity Value: $375,036,875
Collateralized by various corporate issues, 0.00% to 6.85%, due 11/15/2008 to 12/01/2034
Joint Repurchase Agreement Account I
92,100,000	2.91	07/01/2005	92,100,000
Maturity Value: $92,107,432
Joint Repurchase Agreement Account II
500,000,000	3.41	07/01/2005	500,000,000
Maturity Value: $500,047,319
UBS Securities LLC
250,000,000	3.40	07/01/2005	250,000,000
Maturity Value: $250,023,611
Collateralized by Federal Home Loan Mortgage Corp., 6.50%, due 05/01/2031 and Federal National Mortgage Association, 5.00%, due 10/01/2033

Total Repurchase Agreements-Unaffiliated Issuers			$1,217,100,000

Repurchase Agreements-Affiliated Issuers(c)—2.3%
Goldman Sachs & Co.
$78,200,000	3.38%	07/01/2005	$78,200,000
Maturity Value: $78,207,342
Collateralized by Federal Home Loan Mortgage Corp., 4.50%, due 11/01/2034 and Federal National Mortgage Association, 4.00% to 6.00%, due 04/01/2019 to 04/01/2035
Goldman Sachs & Co,
200,000,000	3.43	07/01/2005	200,000,000
Maturity Value: $200,019,056
Collateralized by Federal Home Loan Mortgage Corp., 4.50%, due 11/01/2034 and Federal National Mortgage Association, 4.00% to 6.00%, due 04/01/2019 to 04/01/2035

Total Repurchase Agreements-Affiliated Issuers			$278,200,000

Total Investments—100.3%			$11,977,953,944

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for the floating rate securities.

(a)	Variable or floating rate security index is based on either Federal Funds or LIBOR rate.

(b)	Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At June 30, 2005, these securities amounted to $245,000,000 or approximately 2.0% of net assets.

(c)	Unless noted, all repurchase agreements were entered into on June 30, 2005.

The accompanying notes are an integral part of these financial statements.

ADDITIONAL INVESTMENT INFORMATION

Joint Repurchase Agreement Account I— At June 30, 2005, the Fund had an undivided interest in the following Joint Repurchase Agreement Account I which equaled $92,100,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

ABN AMRO, Inc.	$1,200,000,000	2.90%	07/01/2005	$1,200,096,667

Banc of America Securities LLC	400,000,000	2.87	07/01/2005	400,031,889

Deutsche Bank Securities, Inc.	500,000,000	2.98	07/01/2005	500,041,389

Greenwich Capital Markets	200,000,000	2.90	07/01/2005	200,016,111

J.P. Morgan Securities, Inc.	500,000,000	2.85	07/01/2005	500,039,583

Merrill Lynch	400,000,000	2.75	07/01/2005	400,030,556

Morgan Stanley & Co.	1,199,800,000	2.90	07/01/2005	1,199,896,650

UBS Securities LLC	1,100,000,000	2.98	07/01/2005	1,100,091,056

TOTAL	$5,499,800,000			$5,500,243,901

At June 30, 2005, the Joint Repurchase Agreement Account I was fully collateralized by U.S. Treasury Bills, 0.00%, due 07/14/2005 to 07/14/2006; U.S. Treasury Bonds, 10.37% to 13.88%, due 05/15/2011 to 02/15/2015; U.S. Treasury Bonds Callable, 0.00% to 14.00%, due 11/15/2010 to 11/15/2014; U.S. Treasury Interest-Only Stripped Securities, 0.00%, due 08/15/2005 to 05/15/2015; U.S. Treasury Notes, 1.50% to 6.88%, due 07/31/2005 to 05/15/2015 and U.S. Treasury Principal-Only Stripped Securities, 0.00% to 11.25%, due 08/15/2005 to 02/15/2015.

Joint Repurchase Agreement Account II— At June 30, 2005, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $500,000,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$1,500,000,000	3.40%	07/01/2005	$1,500,141,667

Barclays Capital PLC	700,000,000	3.40	07/01/2005	700,066,111

Deutsche Bank Securities, Inc.	1,000,000,000	3.40	07/01/2005	1,000,094,444

Deutsche Bank Securities, Inc.	300,000,000	3.45	07/01/2005	300,028,750

Greenwich Capital Markets	400,000,000	3.43	07/01/2005	400,038,111

J.P. Morgan Securities, Inc.	400,000,000	3.41	07/01/2005	400,037,889

Morgan Stanley & Co.	1,000,500,000	3.40	07/01/2005	1,000,594,492

UBS Securities LLC	250,000,000	3.40	07/01/2005	250,023,611

Wachovia Capital Markets	250,000,000	3.40	07/01/2005	250,023,611

Westdeutsche Landesbank AG	500,000,000	3.43	07/01/2005	500,047,639

TOTAL	$6,300,500,000			$6,301,096,325

At June 30, 2005, the Joint Repurchase Agreement Account II was fully collateralized by Federal Farm Credit Bank, 2.50% to 6.70%, due 09/13/2005 to 06/15/2007; Federal Home Loan Bank, 4.37% to 5.49%, due 12/22/2008 to 08/15/2011; Federal Home Loan Mortgage Association, 0.00% to 8.00%, due 07/06/2005 to 07/01/2035; Federal National Mortgage Association, 0.00% to 9.50%, due 08/24/2005 to 07/01/2035 and Government National Mortgage Association, 5.50% to 6.50%, due 04/15/2032 to 06/15/2035.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Treasury Obligations Fund
June 30, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

U.S. Treasury Obligations—5.5%
United States Treasury Notes
$123,000,000	1.88%	11/30/2005	$122,640,466
30,000,000	1.50	03/31/2006	29,561,397
45,000,000	2.00	05/15/2006	44,451,562
45,000,000	2.50	05/31/2006	44,590,701

Total U.S. Treasury Obligations			$241,244,126

Total Investments before Repurchase Agreement			$241,244,126

Repurchase Agreements(a)—94.7%
Joint Repurchase Agreement Account I
$4,031,600,000	2.91%	07/01/2005	$4,031,600,000
Maturity Value: $4,031,925,328
Lehman Brothers Holdings, Inc.
10,800,000	2.90	07/01/2005	10,800,000
Maturity Value: $10,800,870
Collateralized by U.S. Treasury Notes, 1.63% to 5.63%, due 10/31/2005 to 5/15/2014.
UBS Securities LLC
100,000,000	2.93	07/01/2005	100,000,000
Maturity Value: $100,008,139
Collateralized by U.S. Treasury Notes, 3.50% to 4.25%, due 02/15/2010 to 01/15/2013

Total Repurchase Agreements			$4,142,400,000

Total Investments—100.2%			$4,383,644,126

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Unless noted, all repurchase agreements were entered into on June 30, 2005.

Interest rates represent either the stated coupon rate or the annualized yield on date of purchase for discounted securities.

The accompanying notes are an integral part of these financial statements.

ADDITIONAL INVESTMENT INFORMATION

Joint Repurchase Agreement Account I— At June 30, 2005, the Fund had an undivided interest in the following Joint Repurchase Agreement Account I which equaled $4,031,600,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

ABN AMRO, Inc.	$1,200,000,000	2.90%	07/01/2005	$1,200,096,667

Banc of America Securities LLC	400,000,000	2.87	07/01/2005	400,031,889

Deutsche Bank Securities, Inc.	500,000,000	2.98	07/01/2005	500,041,389

Greenwich Capital Markets	200,000,000	2.90	07/01/2005	200,016,111

J.P. Morgan Securities, Inc.	500,000,000	2.85	07/01/2005	500,039,583

Merrill Lynch	400,000,000	2.75	07/01/2005	400,030,556

Morgan Stanley & Co.	1,199,800,000	2.90	07/01/2005	1,199,896,650

UBS Securities LLC	1,100,000,000	2.98	07/01/2005	1,100,091,056

TOTAL	$5,499,800,000			$5,500,243,901

At June 30, 2005, the Joint Repurchase Agreement Account I was fully collateralized by U.S. Treasury Bills, 0.00%, due 07/14/2005 to 07/14/2006; U.S. Treasury Bonds, 10.37% to 13.88%, due 05/15/2011 to 02/15/2015; U.S. Treasury Bonds Callable, 0.00% to 14.00%, due 11/15/2010 to 11/15/2014; U.S. Treasury Interest-Only Stripped Securities, 0.00%, due 08/15/2005 to 05/15/2015; U.S. Treasury Notes, 1.50% to 6.88%, due 07/31/2005 to 05/15/2015 and U.S. Treasury Principal-Only Stripped Securities, 0.00% to 11.25%, due 08/15/2005 to 02/15/2015.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Treasury Instruments Fund
June 30, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

U.S. Treasury Obligations—100.2%
United States Treasury Bills
$24,000,000	2.70%	07/07/2005	$23,989,200
205,000,000	2.73	07/07/2005	204,906,725
104,500,000	2.74	07/07/2005	104,452,365
150,000,000	2.72	07/14/2005	149,852,938
1,200,000	2.73	07/14/2005	1,198,817
6,700,000	2.83	07/14/2005	6,693,153
15,000,000	2.90	07/21/2005	14,975,833
115,000,000	2.87	07/28/2005	114,752,463
150,000,000	2.90	07/28/2005	149,674,312
35,000,000	2.90	07/28/2005	34,923,875
60,200,000	2.81	08/11/2005	60,007,686
250,000,000	2.79	08/18/2005	249,070,000
44,300,000	2.83	08/18/2005	44,132,841
25,000,000	3.02	09/01/2005	24,870,188
295,000,000	2.94	09/08/2005	293,337,675
300,000,000	2.95	09/08/2005	298,306,625
9,000,000	2.96	09/22/2005	8,938,684
50,000,000	2.97	09/22/2005	49,657,625
68,100,000	2.99	09/22/2005	67,630,153
500,000	3.00	09/22/2005	496,547
85,000,000	3.00	09/22/2005	84,412,083
70,000,000	3.04	09/22/2005	69,510,185

Total U.S. Treasury Obligations			$2,055,789,973

Total Investments—100.2%			$2,055,789,973

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Interest rates represent the annualized yield on date of purchase for discounted securities.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Government Fund
June 30, 2005 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

U.S. Government Agency Obligations—59.8%
Federal Home Loan Bank(a)
$50,000,000	3.02%		07/02/2005	$49,970,097
20,000,000	3.01		07/03/2005	19,997,415
50,000,000	3.00		07/05/2005	49,991,810
48,000,000	3.16		07/21/2005	47,967,422
110,000,000	3.10		08/02/2005	109,949,304
50,000,000	3.15		08/16/2005	49,971,632
50,000,000	3.36		09/28/2005	49,981,502
40,000,000	3.36		09/29/2005	39,969,320
Federal Home Loan Mortgage Corp.
50,000,000	3.08	(a)	07/07/2005	50,000,000
25,000,000	3.34	(a)	09/09/2005	25,000,285
50,000,000	3.32		09/20/2005	49,626,500
40,000,000	3.34	(a)	09/27/2005	39,964,763
29,250,000	3.58		03/17/2006	28,497,686
Federal National Mortgage Association
25,000,000	2.99	(a)	07/03/2005	24,995,799
123,000,000	3.04	(a)	07/07/2005	122,907,618
240,500,000	3.05	(a)	07/07/2005	240,419,424
50,000,000	7.00		07/15/2005	50,074,660
70,000,000	3.21	(a)	07/29/2005	69,994,593
96,500,000	3.21	(a)	07/29/2005	96,470,211
50,000,000	3.09	(a)	08/06/2005	49,977,429
50,000,000	2.88		08/17/2005	49,812,000
138,876,000	2.92		08/17/2005	138,346,574
205,000,000	3.18	(a)	08/22/2005	204,890,203
38,000,000	3.17		08/31/2005	37,796,209
148,000,000	3.22	(a)	09/06/2005	147,983,128
100,000,000	3.24	(a)	09/07/2005	99,908,650
58,000,000	3.31	(a)	09/22/2005	57,949,365
50,000,000	2.53		10/14/2005	49,631,042
49,000,000	3.28		11/02/2005	48,446,409
40,000,000	3.30		11/02/2005	39,545,333
45,000,000	3.15		02/06/2006	44,993,382
30,000,000	3.56		03/17/2006	29,231,633
36,000,000	2.50		06/15/2006	35,589,565

Total U.S. Government Agency Obligations				$2,249,850,963

Total Investments before Repurchase Agreements				$2,249,850,963

Repurchase Agreements-Unaffiliated Issuers(b)—38.3%
Joint Repurchase Agreement Account I
$42,900,000	2.91%		07/01/2005	$42,900,000
Maturity Value: $42,903,462
Joint Repurchase Agreement Account II
1,200,000,000	3.41		07/01/2005	1,200,000,000
Maturity Value: $1,200,113,567
SG Warburg Repo
$25,500,000	2.93%		07/01/2005	$25,500,000
Maturity Value: $25,502,075
Collateralized by U.S. Treasury Note, 3.63%, due 06/15/2010
SG Warburg Repo
75,000,000	3.29		08/09/2005	75,000,000
Maturity Value: $75,274,167
Collateralized by Federal Home Loan Mortgage Corp., 0.00% to 7.25%, due 07/01/2006 to 04/01/2035 and Federal National Mortgage Association, 5.00% to 8.00%, due 03/01/2012 to 06/01/2035
UBS LLC
96,000,000	3.05		07/05/2005	96,000,000
Maturity Value: $96,553,067
Dated: 04/28/05
Collateralized by Federal Home Loan Mortgage Corp., 4.50% to 7.50%, due 05/01/2009 to 08/01/2034 and Federal National Mortgage Association, 4.00% to 7.50%, due 02/01/2018 to 05/01/2035

Total Repurchase Agreements-Unaffiliated Issuers				$1,439,400,000

Repurchase Agreement-Affiliated Issuer(b)—1.9%
Goldman, Sachs & Co.
$71,700,000	3.38%		07/01/2005	$71,700,000
Maturity Value: $71,706,732
Collateralized by Federal Home Loan Mortgage Corp., 5.50%, due 01/01/2035

Total Repurchase Agreement-Affiliated Issuer				$71,700,000

Total Investments—100.0%				$3,760,950,963

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security index is based on LIBOR rate.

(b)	Unless noted, all repurchase agreements were entered into on June 30, 2005.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The accompanying notes are an integral part of these financial statements.

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT I— At June 30, 2005, the Fund had an undivided interest in the following Joint Repurchase Agreement Account I which equaled $42,900,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

ABN AMRO, Inc.	$1,200,000,000	2.90%	07/01/2005	$1,200,096,667

Banc of America Securities LLC	400,000,000	2.87	07/01/2005	400,031,889

Deutsche Bank Securities, Inc.	500,000,000	2.98	07/01/2005	500,041,389

Greenwich Capital Markets	200,000,000	2.90	07/01/2005	200,016,111

J.P. Morgan Securities, Inc.	500,000,000	2.85	07/01/2005	500,039,583

Merrill Lynch	400,000,000	2.75	07/01/2005	400,030,556

Morgan Stanley & Co.	1,199,800,000	2.90	07/01/2005	1,199,896,650

UBS Securities LLC	1,100,000,000	2.98	07/01/2005	1,100,091,056

TOTAL	$5,499,800,000			$5,500,243,901

At June 30, 2005, the Joint Repurchase Agreement Account I was fully collateralized by U.S. Treasury Bills, 0.00%, due 07/14/2005 to 07/14/2006; U.S. Treasury Bonds, 10.37% to 13.88%, due 05/15/2011 to 02/15/2015; U.S. Treasury Bonds Callable, 0.00% to 14.00%, due 11/15/2010 to 11/15/2014; U.S. Treasury Interest-Only Stripped Securities, 0.00%, due 08/15/2005 to 05/15/2015; U.S. Treasury Notes, 1.50% to 6.88%, due 07/31/2005 to 05/15/2015 and U.S. Treasury Principal-Only Stripped Securities, 0.00% to 11.25%, due 08/15/2005 to 02/15/2015.

JOINT REPURCHASE AGREEMENT ACCOUNT II— At June 30, 2005, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $1,200,000,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$1,500,000,000	3.40%	07/01/2005	$1,500,141,667

Barclays Capital PLC	700,000,000	3.40	07/01/2005	700,066,111

Deutsche Bank Securities, Inc.	1,000,000,000	3.40	07/01/2005	1,000,094,444

Deutsche Bank Securities, Inc.	300,000,000	3.45	07/01/2005	300,028,750

Greenwich Capital Markets	400,000,000	3.43	07/01/2005	400,038,111

J.P. Morgan Securities, Inc.	400,000,000	3.41	07/01/2005	400,037,889

Morgan Stanley & Co.	1,000,500,000	3.40	07/01/2005	1,000,594,492

UBS Securities LLC	250,000,000	3.40	07/01/2005	250,023,611

Wachovia Capital Markets	250,000,000	3.40	07/01/2005	250,023,611

Westdeutsche Landesbank AG	500,000,000	3.43	07/01/2005	500,047,639

TOTAL	$6,300,500,000			$6,301,096,325

At June 30, 2005, the Joint Repurchase Agreement Account II was fully collateralized by Federal Farm Credit Bank, 2.50% to 6.70%, due 09/13/2005 to 06/15/2007; Federal Home Loan Bank, 4.37% to 5.49%, due 12/22/2008 to 08/15/2011; Federal Home Loan Mortgage Association, 0.00% to 8.00%, due 07/06/2005 to 07/01/2035; Federal National Mortgage Association, 0.00% to 9.50%, due 08/24/2005 to 07/01/2035 and Government National Mortgage Association, 5.50% to 6.50%, due 04/15/2032 to 06/15/2035.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Federal Fund
June 30, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

U.S. Government Agency Obligations—97.0%
Federal Farm Credit Bank
$75,000,000	2.50%	07/01/2005	$75,000,000
50,000,000	2.97	07/01/2005	50,000,000
42,000,000	3.00(a)	07/01/2005	41,997,843
245,000,000	3.01(a)	07/01/2005	244,960,784
350,000,000	3.02(a)	07/01/2005	349,970,023
25,000,000	3.03(a)	07/01/2005	24,997,140
75,000,000	3.04(a)	07/01/2005	74,999,132
120,000,000	3.05(a)	07/02/2005	119,990,125
70,000,000	3.07(a)	07/04/2005	69,987,835
50,000,000	3.09	07/06/2005	49,978,542
50,000,000	3.02	07/08/2005	49,969,861
100,000,000	3.12(a)	07/11/2005	100,000,000
75,000,000	3.13	07/12/2005	74,928,271
30,000,000	3.13(a)	07/12/2005	29,995,962
75,000,000	3.13	07/14/2005	74,915,229
35,000,000	3.13	07/15/2005	34,957,397
58,000,000	3.15	07/15/2005	57,928,950
37,500,000	3.14(a)	07/17/2005	37,493,369
50,000,000	3.17(a)	07/17/2005	49,996,450
37,500,000	3.16(a)	07/20/2005	37,493,646
110,000,000	3.20(a)	07/22/2005	109,979,856
35,715,000	3.19(a)	07/24/2005	35,704,024
13,000,000	3.26(a)	07/29/2005	12,998,578
35,000,000	3.22(a)	07/30/2005	34,988,470
23,000,000	2.99	01/11/2006	22,928,864
Federal Home Loan Bank
330,000,000	2.60	07/01/2005	330,000,000
165,400,000	2.65	07/01/2005	165,400,000
50,000,000	2.85	07/01/2005	50,000,000
25,000,000	2.92	07/01/2005	25,000,000
75,000,000	2.95	07/01/2005	75,000,000
24,000,000	2.96	07/01/2005	24,000,000
40,000,000	3.15	07/01/2005	40,000,000
125,000,000	3.02(a)	07/02/2005	124,931,865
60,000,000	3.01(a)	07/03/2005	59,992,245
220,000,000	3.00(a)	07/05/2005	219,965,781
35,800,000	3.09	07/13/2005	35,763,126
130,000,000	3.17	07/15/2005	129,839,739
115,000,000	2.95	07/20/2005	114,820,951
75,000,000	3.16(a)	07/21/2005	74,949,097
125,000,000	3.18	07/22/2005	124,768,125
130,000,000	3.19	07/22/2005	129,758,471
185,000,000	3.20	07/22/2005	184,654,667
61,600,000	3.21	07/22/2005	61,484,834
124,350,000	3.21	07/27/2005	124,061,715
200,000,000	3.21(b)	07/29/2005	199,500,667
200,000,000	3.22(b)	07/29/2005	199,502,222
285,000,000	3.10(a)	08/02/2005	284,877,964
30,100,000	3.08	08/03/2005	30,015,018
23,429,000	2.83	08/05/2005	23,364,538
103,060,000	3.08	08/10/2005	102,707,306
205,000,000	3.21	08/10/2005	204,268,833
75,000,000	3.15(a)	08/16/2005	74,957,448
75,000,000	2.85	08/17/2005	74,720,937
47,628,000	2.89	08/17/2005	47,448,608
275,000,000	3.11	08/17/2005	273,884,403
100,000,000	3.15	08/24/2005	99,528,250
75,000,000	3.14	08/26/2005	74,633,667
225,000,000	3.17(a)	08/26/2005	224,979,399
70,000,000	3.21(a)	09/01/2005	69,958,539
150,000,000	3.16	09/02/2005	149,170,500
250,000,000	3.20	09/07/2005	248,491,250
34,500,000	3.26(a)	09/13/2005	34,480,477
72,000,000	3.27(a)	09/13/2005	71,952,480
150,000,000	3.12	09/14/2005	149,025,000
75,000,000	3.25	09/14/2005	74,492,969
45,000,000	3.29(a)	09/15/2005	44,973,500
30,000,000	3.14	09/16/2005	29,798,517
63,000,000	3.14	09/21/2005	62,550,127
107,427,000	3.31	09/21/2005	106,617,060
22,215,000	3.15	09/28/2005	22,042,001
24,400,000	3.35	09/28/2005	24,197,920
75,000,000	3.36(a)	09/28/2005	74,972,253
75,000,000	3.36(a)	09/29/2005	74,942,476
20,927,000	3.18	10/07/2005	20,745,842
75,000,000	3.21	10/12/2005	74,311,187
35,000,000	3.22	10/12/2005	34,677,553
10,000,000	3.25	10/21/2005	9,898,889
5,360,000	1.90	10/27/2005	5,334,344
41,285,000	2.38	11/04/2005	41,237,992
50,000,000	3.00	01/27/2006	49,963,643
48,000,000	2.50	02/24/2006	47,638,712
18,000,000	2.20	02/27/2006	17,827,783
70,000,000	5.13	03/06/2006	70,685,523
11,775,000	2.25	03/23/2006	11,650,556
20,000,000	2.17	03/27/2006	19,772,772

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Federal Fund (continued)
June 30, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

U.S. Government Agency Obligations (continued)
Federal Home Loan Bank (continued)
$61,200,000	5.38%	05/15/2006	$62,072,338

Total U.S. Government Agency Obligations			$7,578,422,430

U.S. Treasury Obligations—3.2%
United States Treasury Bills
$200,000,000	2.91%	07/21/2005	$199,676,667
50,000,000	2.90	07/21/2005	49,919,444

Total U.S. Treasury Obligations			$249,596,111

Total Investments—100.2%			$7,828,018,541

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security index is based on either LIBOR or Prime lending rate.
(b)	All or portion represents a forward commitment.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for the floating rate securities.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Tax-Free Money Market Fund
June 30, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Alabama—2.4%
Alabama Housing Finance Authority MF Hsg. VRDN RB Refunding for Rime Village Huntsville Series 1996 B (FNMA) (A-1+)
$11,275,000	2.40%	07/06/2005	$11,275,000
Birmingham GO VRDN Capital Improvement Series 1998 A (Regions Bank LOC) (A-1/VMIG1)
3,860,000	2.30	07/07/2005	3,860,000
Birmingham GO VRDN Capital Improvement Series 2004 A (AMBAC) (Southtrust Bank N.A. SPA) (A-1+/P-1)(a)
17,910,000	2.39	07/06/2005	17,910,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1995 A (A-1/VMIG1)
19,000,000	2.30	07/01/2005	19,000,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1996 A (VMIG1)
11,700,000	2.30	07/06/2005	11,700,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1999 B (A-1/VMIG1)
14,400,000	2.30	07/06/2005	14,400,000
Gadsden IDA VRDN PCRB Refunding for Alabama Power Co. Project Series 1994 (A-1/VMIG1)
6,150,000	2.31	07/01/2005	6,150,000
Huntsville GO VRDN Warrants Series 2002 G (Regions Bank LOC) (A-1/VMIG1)(a)
9,360,000	2.30	07/07/2005	9,360,000
Mobile City IDB VRDN PCRB for Alabama Power Co. Project Series 1993 A (A-1/VMIG1)
5,100,000	2.32	07/06/2005	5,100,000
Mobile City IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1994 (A-1/VMIG1)
12,200,000	2.30	07/01/2005	12,200,000
Montgomery IDB VRDN PCRB Refunding for General Electric Co. Project Series 2005 (A-1+/VMIG1)
25,000,000	2.35	07/01/2005	25,000,000
Parrish IDRB VRDN PCRB for Alabama Power Co. Project Series 1994 (A-1/VMIG1)
6,950,000	2.30	07/01/2005	6,950,000
University of Alabama VRDN RB Eagle Series 2004-0032 Class A (MBIA) (Citibank N.A. SPA) (A-1+)(b)
11,000,000	2.32	07/07/2005	11,000,000
University of Alabama VRDN RB ROCS II-R-2131 Series 2004 (MBIA) (Citigroup Global Markets SPA) (A-1+)(a)(b)
5,225,000	2.32	07/07/2005	5,225,000
University of Alabama VRDN RB Series 2004 C (MBIA) (Southtrust Bank N.A. SPA) (A-1+/VMIG1)(a)
2,600,000	2.35	07/06/2005	2,600,000
University of Alabama VRDN RB Series 2004 C (MBIA) (Southtrust Bank N.A. SPA) (A-1/VMIG1)(a)
12,040,000	2.29	07/07/2005	12,040,000
University of Alabama VRDN RB Series 2004 C (MBIA) (Suntrust Bank N.A. SPA) (A-1+/VMIG1)(a)
6,200,000	2.35	07/06/2005	6,200,000
West Jefferson IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1998 (A-1/VMIG1)
$10,690,000	2.38	07/01/2005	10,690,000

			$190,660,000

Alaska—0.4%
Alaska State Housing Finance Corp. VRDN RB for Housing Development Series 2000 B (A-1+/VMIG1)
$33,300,000	2.30%	07/06/2005	$33,300,000

Arizona—0.5%
Arizona School Facilities Board VRDN COPS ROCS RR-II-R 7001 Series 2005 (FGIC) (Citibank N.A.) (A-1+/VMIG1)(b)
$5,200,000	2.32%	07/07/2005	$5,200,000
Arizona School Facilities Board VRDN COPS Series 2005 (FGIC) (IXIS Municipal Products SPA) (A-1+)(b)
10,000,000	2.31	07/06/2005	10,000,000
Arizona State Transportation Board Highway RB (Aa1/AAA)
10,000,000	6.00	07/01/2005	10,000,000
Arizona State Transportation Board Highway VRDN RB ROCS II-R-4003 (Citigroup Global Markets SPA) (VMIG1)(a)(b)
5,160,000	2.32	07/07/2005	5,160,000
Arizona State University COPS VRDN P-Floats-PT 2404 Series 2004 (AMBAC) (Merrill Lynch Capital Services SPA) (AAA/A-1)(b)
5,510,000	2.31	07/06/2005	5,510,000
Salt River Project VRDN RB for Agricultural Improvement & Power District Electric Systems Series 2005-1076 (Morgan Stanley) (A-1)(b)
4,845,000	2.31	07/07/2005	4,845,000

			$40,715,000

California—1.9%
California Statewide Communities Development Authority RB Series 2005 A-4 (SP-1+/MIG1)(a)
$46,500,000	4.00%	06/30/2006	$47,123,565
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2003 C (HSH Nordbank AG LOC) (F1)
14,360,000	2.30	07/06/2005	14,360,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2004 M (A-1)
5,100,000	2.26	07/06/2005	5,100,000
Los Angeles County TRANS Series 2005 A (SP-1+/MIG1)(a)
13,500,000	4.00	06/30/2006	13,691,565
Los Angeles Department of Water & Power VRDN RB for Power System Subseries 2002 A-8 (Bayerische Landesbank, BNP Paribas, Dexia Credit Local, JP Morgan Chase & Co. and Westdeutsche Landesbank SPA) (A-1+/VMIG1)
900,000	2.27	07/07/2005	900,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Tax-Free Money Market Fund (continued)
June 30, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

California (continued)
Los Angeles Unified School District GO VRDN Merlots Series 2003 B34 (FSA) (Wachovia Bank N.A. SPA) (VMIG1)(a)(b)
$4,215,000	2.31%	07/06/2005	$4,215,000
Sacramento County TRANS Series 2004 A (SP-1+/MIG1)
6,900,000	3.00	07/11/2005	6,902,510
Sacramento County TRANS Series 2005 A (SP-1+/MIG1)(a)
62,750,000	4.00	07/10/2006	63,664,895

			$155,957,535

Colorado—4.6%
Adams & Arapahoe Countys School District No. 28J Aurora GO VRDN ROCS II-R-2015 (FSA) (Citigroup Global Markets SPA) (VMIG1)(b)
$5,330,000	2.32%	07/07/2005	$5,330,000
Arapahoe County Multifamily VRDN RB Refunding for Rent Housing-Hunters Run Series 2001 (FHLMC) (A-1+)
7,030,000	2.27	07/07/2005	7,030,000
Boulder County Open Space for Capital Improvement Trust Fund VRDN RB ROCS II-340 Series 2005 (FSA) (Citibank N.A. SPA) (A-1+/VMIG1)(b)
5,820,000	2.32	07/07/2005	5,820,000
Colorado Health Facilities Authority VRDN RB for Catholic Health Series 2002 B (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
15,230,000	2.32	07/06/2005	15,230,000
Colorado Health Facilities Authority VRDN RB for Catholic Health Series 2004 B-3 (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
49,400,000	2.32	07/06/2005	49,400,000
Colorado Health Facilities Authority VRDN RB for Catholic Health Series 2004 B-6 (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
54,200,000	2.25	07/06/2005	54,200,000
Colorado Health Facilities Authority VRDN RB for Sisters of Charity Health System Series 2002 (A-1+/VMIG1)
42,400,000	2.32	07/06/2005	42,400,000
Colorado Health Facilities Authority VRDN RB for Sisters of Charity Health System Series 2003-A (A-1+/VMIG1)
20,000,000	2.32	07/06/2005	20,000,000
Colorado Health Facilities Authority VRDN RB Refunding for Catholic Health Series 2004 B-1 (Bayerische Landesbank SPA) (A-1+/VMIG1)
34,020,000	2.25	07/06/2005	34,020,000
Colorado Health Facilities Authority VRDN RB Refunding for Catholic Health Series 2004 B-2 (Bayerische Landesbank SPA) (A-1+/VMIG1)
34,455,000	2.32	07/06/2005	34,455,000
Colorado Health Facilities Authority VRDN RB Refunding for Catholic Health Series 2004 B-4 (Wells Fargo Bank N.A. SPA) (A-1+/VMIG1)
9,845,000	2.25	07/06/2005	9,845,000
Colorado Springs VRDN RB for Colorado College Project Series 2005 (A-1+/VMIG1)
10,145,000	2.27	07/07/2005	10,145,000
Colorado State General Fund TRANS Series 2005 (SP-1+/ VMIG1)(a)
20,000,000	3.75	06/27/2006	20,213,800
Denver City & County VRDN COPS Refunding for Wellington Series 2003 E Web-C1 (AMBAC) (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
12,000,000	2.25	07/06/2005	12,000,000
Denver City & County VRDN COPS Refunding for Wellington Series 2003 E Web-C3 (AMBAC) (Dexia Credit Local SPA) (A-1+/VMIG1)
5,000,000	2.30	07/06/2005	5,000,000
Northern Water Conservancy District COPS VRDN P-Floats-PT 1395 (MBIA) (Merrill Lynch Capital Services SPA) (A-1+)(b)
5,110,000	2.31	07/06/2005	5,110,000
Platte River Power Authority Electric VRDN RB Sub Lien Series 1993 S-1 (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
10,200,000	2.28	07/06/2005	10,200,000
Regional Transportation District Sales Tax VRDN RB P-Floats-PT 1413 Series 2002 (Merrill Lynch Capital Services SPA) (A-1+)(b)
7,235,000	2.31	07/06/2005	7,235,000
Regional Transportation District Sales Tax VRDN RB P-Floats-PT 2184 Series 2004 (AMBAC) (Merrill Lynch Capital Services SPA) (F1+)(b)
17,140,000	2.31	07/06/2005	17,140,000
University of Colorado Enterprise Systems VRDN RB P-Floats-PT 2690 Series 2005 (FGIC) (Merrill Lynch Capital Services) (A-1)
7,100,000	2.31	07/06/2005	7,100,000

			$371,873,800

Connecticut(b)—0.1%
Connecticut State Health & Educational Facilities Authority VRDN RB Eagle Tax Exempt Trust Series 2002-6027 Class A (Citibank N.A.) (A-1+)
$8,500,000	2.32%	07/06/2005	$8,500,000

Delaware—0.1%
Delaware State GO Series 2003 C (Aaa/AAA)
$9,000,000	6.00%	07/01/2005	$9,000,000

Florida—3.9%
Broward County GO P-Floats-PT 2138 Series 2004 (Merrill Lynch Capital Services SPA) (A-1)(a)(b)
$14,025,000	2.31%	07/06/2005	$14,025,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Florida (continued)
Broward County Housing Finance Authority VRDN MF Hsg. RB for Landings of Inverrary Apartments Series 1985 (FNMA) (VMIG1)
$9,600,000	2.39%	07/07/2005	$9,600,000
Broward County Housing Finance Authority VRDN MF Hsg. RB for Sanctuary Apartments Project Series 1985 (FNMA) (VMIG1)
6,000,000	2.39	07/07/2005	6,000,000
Broward County Housing Finance Authority VRDN MF Hsg. RB Refunding for Island Club Apartments Series 2001 A (FHLMC) (A-1+)
6,335,000	2.28	07/07/2005	6,335,000
Florida Board of Education GO VRDN Eagle Tax-Exempt Trust Series 2001-0901 (Citibank N.A. SPA) (A-1+)(b)
26,850,000	2.32	07/07/2005	26,850,000
Florida Board of Education GO VRDN Eagle Tax-Exempt Trust Series 2005-0031 Class A (Citibank N.A. SPA) (A-1+)(b)
15,000,000	2.32	07/07/2005	15,000,000
Florida Board of Education Public Education VRDN P-Floats-PT 1465 Series 2002 (Merrill Lynch Capital Services SPA) (A-1+)(b)
8,475,000	2.31	07/06/2005	8,475,000
Florida Board of Education VRDN RB for Lottery P-Floats-PT 2036 Series 2003 (MBIA) (Merrill Lynch Capital Services SPA) (F1+)(a)(b)
8,140,000	2.31	07/06/2005	8,140,000
Florida Board of Education VRDN RB Refunding P-Floats-PT 2584 Series 2005 (AMBAC) (Merrill Lynch Capital Services SPA) (AAA/F1+)(b)
11,805,000	2.31	07/06/2005	11,805,000
Florida Local Government Pooled CP (Wachovia Bank N.A. LOC) (A-1/P-1)
21,705,000	2.55	09/12/2005	21,705,000
Florida State Turnpike Authority VRDN RB P-Floats-PT 1279 Series 2004 (Merrill Lynch Capital Services SPA) (F1+)(b)
5,000,000	2.31	07/06/2005	5,000,000
Florida State Turnpike Authority VRDN RB P-Floats-PT 1944 Series 2003 (AMBAC) (Merrill Lynch Capital Services SPA) (F1+)(b)
14,975,000	2.31	07/06/2005	14,975,000
Hillsborough County GO VRDN Merlots Series 2002 A-54 (MBIA) (Wachovia Bank N.A.) (VMIG1)(a)(b)
7,970,000	2.32	07/06/2005	7,970,000
Jackson County VRDN PCRB Refunding for Gulf Power Co. Project Series 1997 (A-1/VMIG1)
1,930,000	2.33	07/01/2005	1,930,000
Jacksonville Electric Authority CP Series 2000 A (Westdeutsche Landesbank SPA) (A-1+)
23,500,000	2.90	07/14/2005	23,500,000
Jacksonville Electric Authority CP Series 2000 S-B (Landesbank Hessen-Thueringen SPA) (A-1+)
32,100,000	2.90	07/11/2005	32,100,000
Jacksonville Electric Authority CP Series 2001 C (Dexia Credit Local SPA) (A-1+)
25,000,000	2.02	07/19/2005	25,000,000
Jacksonville Electric Authority VRDN RB Subordinated Electric System Series 2001 B (Bank of America N.A. SPA) (A-1+/ VMIG1)
15,100,000	2.30	07/01/2005	15,100,000
Lakeland Energy System VRDN RB Refunding Series 2003 (SunTrust Bank SPA) (A-1+/VMIG1)
6,710,000	2.31	07/06/2005	6,710,000
Miami Dade County School Board VRDN COPS ROCS II-R-5004 Series 2003 (FGIC) (Citigroup Global Markets SPA) (VMIG1)(b)
6,285,000	2.32	07/07/2005	6,285,000
Orange County Educational Facilities Authority VRDN RB for Rollins College Project Series 2001 (Bank of America N.A. LOC) (VMIG1)
1,750,000	2.28	07/01/2005	1,750,000
Orlando Utilities Commission Water & Electric VRDN RB Series 2002 B (SunTrust Bank SPA) (A-1+/VMIG1)
14,600,000	2.28	07/06/2005	14,600,000
Palm Beach County School District CP Series 2005 (A-1+/P-1)
17,600,000	2.45	09/12/2005	17,600,000
9,500,000	2.65	09/12/2005	9,500,000
Sunshine State Government Finance CP Series 2005 H (JP Morgan SPA) (A-1+/P-1)
6,000,000	2.88	08/12/2005	6,000,000

			$315,955,000

Georgia—1.9%
Albany Dougherty Payroll Development Authority VRDN PCRB for Georgia Power Co. Series 1991 (VMIG1)
$2,120,000	2.33%	07/01/2005	$2,120,000
Atlanta GO VRDN ROCS II-R-2166 Series 2004 (MBIA) (Citigroup Global Markets SPA) (A-1+)(b)
5,690,000	2.32	07/07/2005	5,690,000
Cobb County IDA VRDN PCRB for Georgia Power Co. Plant Project Series 1991 (VMIG1)
8,330,000	2.28	07/01/2005	8,330,000
Dekalb County Hospital Authority Anticipation Certificates VRDN RB for Dekalb Medical Center, Inc. Project Series 2005 (SunTrust Bank LOC) (VMIG1)
11,000,000	2.29	07/06/2005	11,000,000
Dekalb County Water & Sewer Systems VRDN RB Series 2005-1003 (Morgan Stanley SPA) (A-1)(b)
4,999,000	2.31	07/07/2005	4,999,000
Dekalb Private Hospital Authority VRDN RB Anticipation Certificates for Children’s Health Care System Project Series 1998 B (Suntrust Bank LOC) (A-1+/VMIG1)
10,215,000	2.28	07/06/2005	10,215,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Tax-Free Money Market Fund (continued)
June 30, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Georgia (continued)
Downtown Smyrna Development Authority VRDN Spears Series 2005 DB-141 (Deutsche Bank SPA) (A-1+)(a)(b)
$22,720,000	2.31%	07/01/2005	$22,720,000
Fulco Hospital Authority VRDN RANS for Peidmont Hospital Project Series 1999 (SunTrust Bank LOC) (A-1+/VMIG1)
28,265,000	2.28	07/06/2005	28,265,000
Georgia State GO VRDN Eagle Tax-Exempt Trust Series 2004-1004 Class A (Citibank N.A. SPA) (A-1+)(b)
6,000,000	2.32	07/07/2005	6,000,000
Georgia State GO VRDN P-Floats-PT 2228 Series 2004 (Merrill Lynch Capital Services SPA) (F1+)(b)
5,105,000	2.31	07/06/2005	5,105,000
Metropolitan Atlanta Rapid Transit Authority Georgia Sales Tax VRDN RB Eagle Class Series 2002-6022 (MBIA) (Citibank N.A. SPA) (A- 1+)(b)
14,760,000	2.32	07/06/2005	14,760,000
Municipal Electric Authority of Georgia Project One CP Series 1997 B (Bayerische Landesbank, Wachovia Bank N.A. and Westdeutsche Landesbank SPA) (A-1+)
20,361,000	2.45	07/13/2005	20,361,000
Putnam County Development Authority VRDN PCRB for Georgia Power Co. Pollution Branch Project Series 1998 (A-1/VMIG1)
8,725,000	2.28	07/01/2005	8,725,000
Savannah Economic Development Authority VRDN PCRB Refunding for Savannah Electric & Power Project Series 1993 (A-1/VMIG1)
2,785,000	2.28	07/01/2005	2,785,000

			$151,075,000

Hawaii—0.5%
Honolulu City & County GO VRDN Spears Series 2005 DB-155 (MBIA) (Deutsche Bank Trust Company SPA) (F1+)(b)
$27,435,000	2.31%	07/06/2005	$27,435,000
Honolulu Hawaii City & County CP (Westdeutsche Landesbank AG SPA) (A-1/P-1)
10,000,000	2.55	09/06/2005	10,000,000
Honolulu Hawaii City & County GO VRDN Eagle Series 2004-1012 Class A (MBIA-IBC) (Citibank N.A. SPA) (A-1+)(b)
6,000,000	2.32	07/07/2005	6,000,000

			$43,435,000

Illinois—10.3%
Chicago GO Tender Notes Series 2005 (Bank of America N.A. LOC) (SP-1+/VMIG1)
$14,000,000	2.30%	07/07/2005	$14,000,000
Chicago GO VRDN Eagle Tax-Exempt Trust Series 2001-1301 Class A (FGIC) (Citibank N.A. SPA) (A-1+)(b)
8,910,000	2.32	07/07/2005	8,910,000
Chicago GO VRDN Merlots Series 2000 WWW (AMBAC) (Wachovia Bank N.A. SPA) (VMIG1)(b)
4,000,000	2.32	07/06/2005	4,000,000
Chicago GO VRDN Merlots Series 2004 B-24 (FSA) (Wachovia Bank N.A. SPA) (A-1)(a)(b)
4,965,000	2.32	07/06/2005	4,965,000
Chicago GO VRDN Series 2002 B (FGIC) (Landesbank-Baden Wurttemberg SPA) (A-1+/VMIG1)
24,500,000	2.30	07/07/2005	24,500,000
Chicago GO VRDN Series 2005-1026 (MBIA) (Morgan Stanley SPA) (F1+)(b)
5,000,000	2.31	07/07/2005	5,000,000
Chicago GO VRDN Series 2005-1075 (FSA) (Morgan Stanley SPA) (AAA/F1+)(b)
5,495,000	2.31	07/07/2005	5,495,000
Chicago VRDN Merlots Series 2003 A43 (AMBAC) (Wachovia Bank N.A. SPA) (VMIG1)(a)(b)
8,250,000	2.32	07/06/2005	8,250,000
Chicago Wastewater Transmission VRDN RB Merlots Series 2001 A 125 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)(a)(b)
3,970,000	2.32	07/06/2005	3,970,000
Chicago Water VRDN RB Second Lien Series 1999 (Bank One, N.A. LOC) (A-1/VMIG1)
5,815,000	2.23	07/06/2005	5,815,000
Cook County GO VRDN Capital Improvement Series 2002 B (Landesbank Hessen-Thueringen LOC) (A-1+/VMIG1)
95,000,000	2.29	07/06/2005	95,000,000
Cook County GO VRDN P-Floats PT 2637 Series 2005 (FGIC) (Merrill Lynch Capital Services SPA) (A-1)(b)
5,130,000	2.31	07/06/2005	5,130,000
Cook County GO VRDN P-Floats-PT 1522 Series 2002 (AMBAC) (Merrill Lynch Capital Services SPA) (A-1+)(b)
8,795,000	2.31	07/06/2005	8,795,000
Cook County Munitops Certificate Trust GO VRDN Non-AMT Series 2004-47 (MBIA) (ABN AMRO Bank N.V. SPA) (VMIG1)(b)
14,360,000	2.34	07/07/2005	14,360,000
Cook County VRDN RB for Catholic Theological Union Project Series 2005 (Harris Trust & Savings Bank LOC) (VMIG1)
4,500,000	2.31	07/06/2005	4,500,000
Du Page County GO VRDN Community Unified School District No. 200 Wheaton ROCS II-R-2048 (FSA) (Citigroup Global Markets SPA) (VMIG1)(b)
5,210,000	2.32	07/07/2005	5,210,000
Evanston GO VRDN Capital Improvement Project Series 2000 D (Bank of America N.A. SPA) (VMIG1)
4,500,000	2.29	07/07/2005	4,500,000
Evanston GO VRDN for Recreation Center Project Series 2000 C (Bank of America N.A. SPA) (VMIG1)
5,400,000	2.29	07/07/2005	5,400,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Illinois (continued)
Evanston GO VRDN Maple Street Project Series 2000 A (Bank of America N.A. SPA) (VMIG1)
$14,500,000	2.29%	07/07/2005	$14,500,000
Illinois Development Finance Authority VRDN RB for Bradley University Project Series 2002 (FGIC) (National City Bank SPA) (A-1)
15,620,000	2.31	07/07/2005	15,620,000
Illinois Finance Authority VRDN RB for Northwestern University Series 2005 B1 (Bank of Nova Scotia SPA) (A-1/VMIG1)
6,510,000	2.30	07/01/2005	6,510,000
Illinois Finance Authority VRDN RB for Ressurection Health Series 2005 C (Lasalle Bank N.A. LOC) (A-1/VMIG1)
29,400,000	2.21	07/06/2005	29,400,000
Illinois Finance Authority VRDN RB for University of Chicago Series 2004 B (A-1+/VMIG1)(a)
15,000,000	2.95	07/07/2005	15,000,000
Illinois Health Facilities Authority VRDN RB for Herman M Finch University (JP Morgan Chase & Co. SPA) (A-1/VMIG1)
9,500,000	2.28	07/06/2005	9,500,000
Illinois Health Facilities Authority VRDN RB for Little Mary Hospital Series 2001 (U.S. Bank N.A. LOC) (A-1+)
24,000,000	2.26	07/07/2005	24,000,000
Illinois Health Facilities Authority VRDN RB for Riverside Health System Series 2002 B (LaSalle Bank N.A. SPA) (A-1/VMIG1)
10,000,000	2.25	07/07/2005	10,000,000
Illinois Health Facilities Authority VRDN RB for The Revolving Fund Pooled Finance Program Series 1985 C (Bank One N.A. LOC) (A-1+/VMIG1)
52,800,000	2.35	07/06/2005	52,800,000
Illinois Health Facilities Authority VRDN RB for The Revolving Fund Pooled Finance Program Series 1985 D (Bank One Illinois N.A. LOC) (A-1+/VMIG1)
40,525,000	2.35	07/06/2005	40,525,000
Illinois Health System Evanston Hospital CP Series 2005 S-A (A-1+/VMIG1)
39,200,000	2.77	10/06/2005	39,200,000
20,000,000	2.60	10/20/2005	20,000,000
Illinois State GO Eagle Tax-Exempt Trust Series 95C-1305 Class A COPS (FGIC) (Citibank N.A. SPA) (A-1)(b)
14,850,000	2.32	07/01/2005	14,850,000
Illinois State GO VRDN Eagle Tax-Exempt Trust Series 1996-C-1301 Class A (Citibank N.A. SPA) (A-1+)(b)
5,000,000	2.32	07/01/2005	5,000,000
Illinois State GO VRDN Merlots Series 2002 A49 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)(b)
4,950,000	2.32	07/06/2005	4,950,000
Illinois State GO VRDN Merlots Series 2005-A (FGIC) (Wachovia Bank N.A. SPA) (A-1+/VMIG1)(b)
7,255,000	2.32	07/06/2005	7,255,000
Illinois State GO VRDN P-Floats-PT 096 Series 2005 (AMBAC) (BNP Paribas SPA) (F1+)(b)
5,200,000	2.31	07/07/2005	5,200,000
Illinois State GO VRDN P-Floats-PT 1882 Series 2003 (MBIA) (Merrill Lynch Capital Services SPA) (F1+)(b)
5,640,000	2.31	07/06/2005	5,640,000
Illinois State GO VRDN P-Floats-PT 2131 Series 2004 (Merrill Lynch Capital Services SPA) (F1+)(b)
7,730,000	2.31	07/07/2005	7,730,000
Illinois State GO VRDN P-Floats-PT Series 2009 (FSA) (Merrill Lynch Capital Services SPA) (A-1+)(b)
5,345,000	2.31	07/06/2005	5,345,000
Illinois State GO VRDN ROCS II-R-1007 Series 2005 (MBIA) (Citigroup Global Markets SPA) (VMIG1)(b)
11,650,000	2.32	07/07/2005	11,650,000
Illinois State GO VRDN ROCS II-R-4536 Series 2003 (MBIA) (Citigroup Global Markets SPA) (A-1+)(b)
5,450,000	2.32	07/07/2005	5,450,000
Illinois State GO VRDN ROCS RR-II-R 4529 Series 2003 (MBIA) (Citigroup Global Markets SPA) (A-1+)(c)
6,980,000	1.70	08/04/2005	6,980,000
Illinois State GO VRDN Series 2003 B (Depfa Bank PLC SPA) (A-1+/VMIG1)
61,015,000	2.40	07/06/2005	61,015,000
Illinois State GO VRDN Series 2005-1024 (Morgan Stanley SPA) (F1+)(b)
14,000,000	2.31	07/07/2005	14,000,000
Illinois State Sales Tax Revenue VRDN Merlots Series 2001 A-102 (Wachovia Bank N.A. SPA) (A-1+)(b)
20,495,000	2.32	07/06/2005	20,495,000
Illinois State Toll Highway Authority VRDN RB Putters Series 2005-963 (FSA) (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)(b)
10,800,000	2.32	07/07/2005	10,800,000
Illinois State Toll Highway Authority VRDN RB Refunding Series 1998 B (FSA) (JP Morgan Chase & Co.) (Landesbank SPA) (AAA/VMIG1)
13,200,000	2.25	07/07/2005	13,200,000
Metropolitan Pier & Exposition Authority for Dedicated State Tax P-Floats-PT 1450 Series 2002 (MBIA) (Merrill Lynch Capital Services SPA) (A-1+)(b)
7,810,000	2.31	07/07/2005	7,810,000
Metropolitan Pier & Exposition Authority for Dedicated State Tax VRDN RB Eagle Tax-Exempt Trust Series 2004-0030 Class A (MBIA) (Citibank N.A. SPA) (A-1+)(b)
6,500,000	2.32	07/07/2005	6,500,000
Metropolitan Pier & Exposition Authority VRDN RB for Dedicated State Tax Floating Rate Receipts Series 2003 (MBIA) (Societe Generale SPA) (A-1+)(b)
17,500,000	2.31	07/07/2005	17,500,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Tax-Free Money Market Fund (continued)
June 30, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Illinois (continued)
Metropolitan Pier Exposition Authority VRDN RB Eagle Tax-Exempt Trust Series 2000-1307 Class A (FGIC) (Citibank N.A. SPA) (A-1)(b)
$19,205,000	2.32%	07/07/2005	$19,205,000
Regional Transportation Authority GO VRDN Merlots Series 2001 A48 (FSA) (Wachovia Bank N.A. SPA) (A-1)(b)
4,940,000	2.32	07/06/2005	4,940,000
Regional Transportation Authority GO VRDN P-Floats-PT 2394 Series 2004 (FGIC) (Dexia Credit Local SPA) (A-1)(b)
14,960,000	2.31	07/13/2005	14,960,000
Regional Transportation Authority VRDN RB Eagle 2005-0003 Series 2005 Class A (FSA) (Citibank N.A. SPA) (A-1+)(b)
5,500,000	2.32	07/07/2005	5,500,000
Regional Transportation Authority VRDN RB P-Floats-PT 2398 Series 2004 (FSA) (Dexia Credit Local SPA) (F1+)(b)
31,940,000	2.31	07/07/2005	31,940,000
University of Illinois VRDN RB P-Floats-PT 2621 Series 2005 (MBIA) (Merrill Lynch Capital Services SPA) (F1+)(b)
8,895,000	2.31	07/07/2005	8,895,000
Will County GO VRDN P-Floats-PT 2542 Series 2005 (FSA) (Merrill Lynch Capital Services SPA) (F1+)(b)
6,330,000	2.31	07/07/2005	6,330,000

			$827,995,000

Indiana—1.5%
Indiana Bond Bank VRDN RB ROCS II-R-1065 Series 2004 (Citigroup Global Markets SPA) (A-1+)(b)
$5,330,000	2.32%	07/07/2005	$5,330,000
Indiana Health Facilities Financing Authority RB Refunding for Ascension Health Credit GP-A-3 Series 2001 (A-1+/VMIG1)
14,000,000	2.50	02/01/2006	14,000,000
Indiana Health Facilities Financing Authority VRDN RB for Ascension Health Credit GP-A-2 Series 2001 (A-1+/VMIG1)(a)
9,200,000	2.72	07/05/2005	9,200,000
Indiana Highway TFA VRDN RB P-Floats-PT 2262 Series 2004 (FGIC) (Merrill Lynch Capital Services SPA) (F1+)(b)
5,160,000	2.31	07/06/2005	5,160,000
Indiana TFA Eagle Tax-Exempt Trust VRDN RB Series 2000-1401 (Citibank N.A. SPA) (A-1+)(b)
19,800,000	2.32	07/01/2005	19,800,000
Indiana TFA Eagle Tax-Exempt Trust VRDN RB Series 2000-1401 Class A (Citibank N.A. SPA) (A-1+)(b)
12,915,000	2.32	07/01/2005	12,915,000
Indiana TFA Highway VRDN RB Series 2004 942 D (FGIC) (Morgan Stanley SPA) (A-1+)(b)
4,350,000	2.31	07/07/2005	4,350,000
Indianapolis Bank Bond Eagle Tax-Exempt Trust Series 2002-1401 Class A (MBIA) (Citibank N.A. SPA) (A-1+/F1+)(b)
18,165,000	2.32	07/07/2005	18,165,000
Munitops VRDN RB Non-AMT Trust Certificates (Indiana Bond Bank for Special Program Columbus Learning) Series 2003-21 (MBIA) (ABN AMRO Bank N.V. SPA) (F1+)(b)
7,020,000	2.33	07/06/2005	7,020,000
Munitops VRDN RB Non-AMT Trust Certificates (Indiana Transportation Finance Authority) Series 2004-28 (FGIC) (ABN AMRO Bank N.V. SPA) (F1+)(b)
19,560,000	2.33	07/06/2005	19,560,000
Noblesville Multi School Building Corp. VRDN RB ROCS RR-II-R-7514 Series 2005 (FGIC) (Citibank N.A. SPA) (A-1+)(b)
5,860,000	2.32	07/07/2005	5,860,000

			$121,360,000

Iowa—0.3%
Chillicothe City VRDN PCRB Refunding for Midwest Power Systems, Inc. Series 1993 A (A-1/VMIG1)
$2,400,000	2.40%	07/06/2005	$2,400,000
Iowa Higher Education Loan Authority VRDN RB for Grinnell Private College Facility (A-1+/VMIG1)
12,500,000	2.27	07/07/2005	12,500,000
Salix City VRDN PCRB for Midwest Power Systems, Inc. Project Series 1993 (A-1/VMIG1)
9,100,000	2.40	07/06/2005	9,100,000

			$24,000,000

Kansas—0.4%
Kansas State Department of Highway Transportation VRDN RB Series 2000 C-2 (A-1+/VMIG1)
$10,500,000	2.27%	07/06/2005	$10,500,000
Munitops VRDN RB Non-AMT Trust Certificates Series 2004-42 (FSA) (ABN AMRO Bank N.V. SPA) (F1+)(b)
20,235,000	2.34	07/07/2005	20,235,000

			$30,735,000

Kentucky—1.2%
Kentucky Asset/Liability Commission General Fund TRANS Series 2005 A (SP-1+/MIG1)(a)
$22,400,000	4.00%	06/28/2006	$22,687,616
Kentucky Association of Counties Advanced Revenue Program TRANS COPS Series 2005 (SP-1+)(a)
49,836,000	4.00	06/30/2006	50,441,888
Kentucky Economic Development Finance Authority VRDN RB for Catholic Health Services Series 2004 C (A-1+/VMIG1)(a)
23,500,000	2.32	07/06/2005	23,500,000
Louisville & Jefferson County COPS Eagle Tax-Exempt Trust Series 2001-1701 Class A (MBIA) (Citibank N.A. SPA) (A-1+)(b)
2,500,000	2.32	07/06/2005	2,500,000

			$99,129,504

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Louisiana—1.3%
Louisiana Offshore Terminal Authority Deepwater Port VRDN RB Refunding for First Stage A Loop LLC Series 1992 (SunTrust Bank LOC) (A-1+/VMIG1)
$15,550,000	2.29%	07/06/2005	$15,550,000
New Orleans Aviation Board VRDN RB Refunding Series 1993 B (MBIA) (Dexia Credit Local SPA) (A-1+/VMIG1)
42,835,000	2.35	07/06/2005	42,835,000
New Orleans Aviation Board VRDN RB Refunding Series 1995 A (MBIA) (Dexia Credit Local SPA) (A-1+/VMIG1)
8,970,000	2.35	07/06/2005	8,970,000
Saint James Parish VRDN PCRB Refunding for Occidental Petroleum Series 1996 (Bayerische Landesbank LOC) (P-1)
19,500,000	2.25	07/06/2005	19,500,000
South Louisiana Commission Port VRDN RB Refunding for Occidental Petroleum Corp. Series 1996 (Bank of New York LOC) (P-1)
16,600,000	2.25	07/06/2005	16,600,000

			$103,455,000

Maryland—0.5%
Anne Arundel County CP Series 2005 (Westdeutsche Landesbank SPA) (A-1+/P-1)
$8,000,000	2.40%	08/08/2005	$8,000,000
John Hopkins University Health System CP Series 2005 (A-1/P-1)
5,000,000	2.80	07/06/2005	5,000,000
John Hopkins University Health System CP Series B (A-1/P-1)
11,000,000	2.00	07/20/2005	11,000,000
Maryland State Department of Transportation VRDN RB P-Floats-PT 1259 Series 2004 (Merrill Lynch Capital Services SPA) (F1+)(b)
11,100,000	2.31	07/13/2005	11,100,000
University of Maryland System Auxiliary Facility & Tuition VRDN P-Floats-PT 428 Series 2000 (Merrill Lynch Capital Services SPA) (A-1+)(b)
4,930,000	2.31	07/01/2005	4,930,000

			$40,030,000

Massachusetts—6.1%
Hull GO BANS Series 2004 (SP-1+)
$1,500,000	3.00%	07/14/2005	$1,500,709
Massachusetts Bay Transportation Authority GO VRDN General Transportation System (Westdeutsche Landesbank SPA) (A-1+/VMIG1)
18,400,000	2.22	07/06/2005	18,400,000
Massachusetts Bay Transportation Authority Sales Tax Revenue VRDN RB Certificates Series 2005-12 (CDC IXIS SPA) (A-1+/VMIG1)(b)
6,910,000	2.31	07/07/2005	6,910,000
Massachusetts Bay Transportation Authority Sales Tax Revenue VRDN RB for Putters Series 2005-966 (PNC Bank N.A.) (A-1+/VMIG1)(b)
10,800,000	2.31	07/07/2005	10,800,000
Massachusetts Bay Transportation Authority VRDN TRANS Merlot Series 2004 B (Wachovia Bank N.A. SPA) (AAA/A-1)(a)(b)
8,445,000	2.31	07/06/2005	8,445,000
Massachusetts Development Finance Agency VRDN RB Refunding for Phillips Academy (Bank of New York SPA) (A-1+/VMIG1)
32,910,000	2.27	07/07/2005	32,910,000
Massachusetts Health & Educational Facilities Harvard University CP Series EE (A-1+/P-1)
16,000,000	2.05	07/21/2005	16,000,000
12,000,000	2.80	09/08/2005	12,000,000
7,000,000	2.57	10/21/2005	7,000,000
Massachusetts Housing Finance Agency VRDN RB Series 2003 F (FSA) (Dexia Credit Local SPA) (A-1+/VMIG1)
44,000,000	2.22	07/06/2005	44,000,000
Massachusetts Housing Finance Agency VRDN RB Series 2003 G (HSBC Bank PLC SPA) (A-1+/VMIG1)
39,070,000	2.22	07/06/2005	39,070,000
Massachusetts State GO Prerefunded Construction Loan Series 2004 C (AA/Aa2)
595,000	5.00	08/01/2005	596,515
Massachusetts State GO Refunding Series 2003 (AA-/VMIG1)
13,675,000	5.00	07/07/2005	13,798,323
Massachusetts State GO Unrefunded Balance on Construction Loan Series 2004 C (AA-/Aa2)
17,405,000	5.00	08/01/2005	17,449,313
Massachusetts State GO VRDN Eagle Series 2004-0006 (AMBAC) (Citibank N.A. SPA) (A-1+/VMIG1)(b)
12,000,000	2.31	07/07/2005	12,000,000
Massachusetts State GO VRDN Merlots Series 2002 A63 (FGIC and FSA) (Wachovia Bank N.A. SPA) (VMIG1)(a)(b)
12,730,000	2.31	07/06/2005	12,730,000
Massachusetts State GO VRDN Merlots Series 2004 B12 (AMBAC) (Wachovia Bank N.A. SPA) (A-1)(b)
14,925,000	2.31	07/06/2005	14,925,000
Massachusetts State GO VRDN Merlots Series 2004 C42 (AMBAC) (Wachovia Bank N.A. SPA) (Aaa/VMIG1)(b)
9,995,000	2.31	07/06/2005	9,995,000
Massachusetts State GO VRDN Merlots Series 2004 C44 (MBIA-IBC) (Wachovia Bank N.A. SPA) (Aaa/VMIG1)(b)
9,390,000	2.31	07/06/2005	9,390,000
Massachusetts State GO VRDN P-Floats-PT 392 Series 2000 (Merrill Lynch Capital Services SPA) (A-1/VMIG1)(c)
9,320,000	2.70	07/07/2005	9,320,000
Massachusetts State GO VRDN Putters Series 2004-449 (AMBAC) (JP Morgan Chase & Co.) (A-1+/VMIG1)(b)
5,100,000	2.30	07/07/2005	5,100,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Tax-Free Money Market Fund (continued)
June 30, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Massachusetts (continued)
Massachusetts State GO VRDN Series 1998 A (Wesdeutshce Llandesbank AG SPA) (A-1+/VMIG1)(a)
$27,000,000	2.22%	07/07/2005	$27,000,000
Massachusetts State GO VRDN Series 1998 A (Westdeutshce Landesbank AG SPA) (A-1+/VMIG1)(a)
10,800,000	2.22	07/07/2005	10,800,000
Massachusetts State GO VRDN Series 1998 B (Depfa Bank PLC SPA) (A-1+/VMIG1)
66,710,000	2.22	07/07/2005	66,710,000
Massachusetts State GO VRDN Stars Certificates Series 2003-26 (BNP Paribas) (A-1+/VMIG1)(b)
10,925,000	2.30	07/07/2005	10,925,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Partners Healthcare System Series 2005 F4 (Bank of America N.A. SPA) (A-1+/VMIG1)
36,800,000	2.28	07/07/2005	36,800,000
Massachusetts State Health & Educational Facilities Authority VRDN RB Merlots Series 2004 A14 (Wachovia Bank N.A. SPA) (VMIG1)(a)(b)
6,920,000	2.31	07/06/2005	6,920,000
Massachusetts State Health and Educational Facilities Authority VRDN RB for Partners Healthcare System Series 2005 D (A-1+/VMIG1)(a)
9,930,000	2.28	07/07/2005	9,930,000
Massachusetts State Special Obligation Dedicated Tax VRDN RB Merlots Series 2004 B19 (FGIC) (Wachovia Bank N.A. SPA) (A-1)(b)
9,935,000	2.31	07/06/2005	9,935,000
Massachusetts Water Resources Authority CP Series S-94 (Bayersiche Landesbank LOC) (A-1+/P-1)
7,000,000	2.15	07/22/2005	7,000,000

			$488,359,860

Michigan—3.3%
Detroit Water Supply System VRDN RB Merlots Series 2003 B24 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)(b)
$4,500,000	2.32%	07/06/2005	$4,500,000
Detroit Water Supply System VRDN RB Refunding Senior Lien Series 2003 D (MBIA) (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)(a)
18,180,000	2.35	07/06/2005	18,180,000
Detroit Water Supply System VRDN RB Refunding Senior Lien Series 2004 B (MBIA) (Dexia Credit Local SPA) (A-1+/ VMIG1)
15,000,000	2.30	07/07/2005	15,000,000
Grosse Pointe Public School Systems GO VRDN Series 1085 (Morgan Stanley SPA) (VMIG1)(b)
5,450,000	2.31	07/07/2005	5,450,000
Jonesville Community Schools GO ROCS RR-II-R-7512 Series 2005 (MBIA) (Citibank N.A. SPA) (A-1+)(b)
5,825,000	2.32	07/07/2005	5,825,000
Michigan Municipal Bond Authority RANS Series 2004 B-1 (SP-1+)
18,260,000	3.00	08/19/2005	18,294,978
Michigan Municipal Bond Authority VRDN P-Floats-PT 396 Series 2000 (Merrill Lynch Capital Services SPA) (A-1+)(b)
8,750,000	2.31	07/01/2005	8,750,000
Michigan State Building Authority VRDN RB Eagle Tax-Exempt Trust Series 2001-2204 Class A (Citibank N.A. SPA) (A-1+)(b)
16,000,000	2.32	07/07/2005	16,000,000
Michigan State Building Authority VRDN RB P-Floats-PT 2807 Series 2005 (AMBAC) (Merrill Lynch Capital Services SPA) (F1+)(b)
6,920,000	2.31	07/06/2005	6,920,000
Michigan State Building Authority VRDN RB P-Floats-PT 398 Series 2000 (BNP Paribas SPA) (A-1+)(b)
6,605,000	2.31	07/05/2005	6,605,000
Michigan State Building Authority VRDN RB ROCS RR-II-R-2111 Series 2004 (MBIA-IBC) (Citigroup Global Markets) (A-1+)(b)
5,190,000	2.32	07/07/2005	5,190,000
Michigan State CP Series 2004-A (JP Morgan Chase & Co. LOC) (Depfa Bank PLC SPA) (A-1+/VMIG1)
11,500,000	2.67	10/04/2005	11,500,000
55,000,000	2.20	10/05/2005	55,000,000
Michigan State GO Series 2004-A (JP Morgan Chase & Co. LOC) (Depfa Bank PLC SPA) (SP-1+/MIG1)
35,000,000	3.50	09/30/2005	35,128,727
Michigan State Hospital Finance Authority VRDN RB Merlots Series 1999 K (MBIA) (Wachovia Bank SPA) (VMIG1)(b)
5,000,000	2.32	07/06/2005	5,000,000
Michigan State Trunk Line Fund Series 1998 A Eagle Tax-Exempt Trust Series 1998-2202 Class A (Citibank N.A. SPA) (A-1+)(b)
30,165,000	2.32	07/01/2005	30,165,000
Michigan State University VRDN RB Series 2005 (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
13,000,000	2.22	07/06/2005	13,000,000
University of Michigan Hospital VRDN RB Series 2005 B (A-1+/VMIG1)
5,000,000	2.21	07/07/2005	5,000,000

			$265,508,705

Minnesota—1.2%
Elk River Independent School District #728 GO VRDN ROCS RR-II-R 183 (FSA) (Citigroup Global Markets SPA) (VMIG1)(b)
$9,175,000	2.32%	07/07/2005	$9,175,000
Minnesota State GO VRDN Eagle Tax-Exempt Trust Series 2001-2301 Class A (Citibank N.A. SPA) (A-1+)(b)
3,300,000	2.32	07/07/2005	3,300,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Minnesota (continued)
Minnesota State Higher Education Facilities VRDN RB for Carleton College Series 2005 D (Wells Fargo Bank N.A. SPA) (VMIG1)(a)
$10,845,000	2.38%	07/07/2005	$10,845,000
Minnesota State P-Floats-PT 1941 Series 2003 (Merrill Lynch Capital Services SPA) (F1+)(b)
15,840,000	2.31	07/01/2005	15,840,000
Rochester Mayo Medical Center CP Series 2000 B (U.S. Bank National SPA) (SP-1+) (A-1+/VMIG1)
16,000,000	2.50	08/22/2005	16,000,000
University of Minnesota VRDN RB Series 1999 A (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
34,270,000	2.43	07/06/2005	34,270,000
University of Minnesota VRDN RB Series 2001 C (A-1+/ VMIG1)
10,000,000	2.43	07/06/2005	10,000,000

			$99,430,000

Mississippi—1.4%
Mississippi Development Bank Special Obligation VRDN RB for Municipal Gas Authority Natural Gas Project Series 2005 (Societe Generale SPA) (A-1+/VMIG1)
$39,000,000	2.29%	07/07/2005	$39,000,000
Mississippi State GO VRDN Eagle Tax-Exempt Trust Series 2001-2402 Class A (Citibank N.A. SPA) (A-1+)(b)
11,000,000	2.32	07/06/2005	11,000,000
Mississippi State GO VRDN for Capital Improvements Series 2003 E (Dexia Credit Local SPA) (A-1+/VMIG1)
36,135,000	2.35	07/06/2005	36,135,000
Mississippi State GO VRDN Merlots Series 2003 B08 (FSA) (Wachovia Bank N.A. SPA) (VMIG1)(b)
15,620,000	2.32	07/06/2005	15,620,000
Mississippi State GO VRDN Series 2005-1150 (Morgan Stanley LOC) (F1+)(b)
8,000,000	2.31	07/07/2005	8,000,000

			$109,755,000

Missouri—1.2%
Kansas City IDA VRDN RB for Kansas City Downtown Arena Project Series 2005 C (AMBAC) (Dexia Credit Local SPA) (A-1+/VMIG1)
$6,300,000	2.31%	07/06/2005	$6,300,000
Kansas City IDA VRDN RB for Kansas City Downtown Redevelopment Series 2005 A (AMBAC) (Depfa Bank PLC SPA) (A-1+/VMIG1)
39,000,000	2.31	07/06/2005	39,000,000
Missouri Board Public Buildings VRDN RB P-Floats-PT 1843 Series 2003 (Merrill Lynch Capital Services SPA) (F1+)(b)
6,920,000	2.31	07/06/2005	6,920,000
Missouri State Health & Educational Facilities Authority VRDN RB for Medical Research Facilities-Stowers Institute (MBIA) (BNP Paribas SPA) (A-1+/VMIG1)
16,400,000	2.30	07/07/2005	16,400,000
Missouri State Health & Educational Facilities Authority VRDN RB for Washington University Project Series 1984 (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
9,450,000	2.32	07/06/2005	9,450,000
Missouri State Health & Educational Facilities Authority VRDN RB for Washington University Series 2000 B (JP Morgan Chase and Co. SPA) (A-1+/VMIG1)
12,700,000	2.30	07/01/2005	12,700,000
Missouri State Health & Educational Facilities Authority VRDN RB for Washington University Series 2004 A (Dexia Credit Local SPA) (A-1+/VMIG1)
7,300,000	2.30	07/01/2005	7,300,000

			$98,070,000

Montana—0.3%
Montana Facilities Finance Authority VRDN RB Refunding for Sisters Charity Health System Series 2003 (A-1+/VMIG1)
$26,210,000	2.32%	07/06/2005	$26,210,000

Nebraska(b)—0.3%
Douglas County School District GO VRDN P-Floats-PT 2060 No. 1 Series 2003 (Merrill Lynch Capital Services SPA) (A-1)
$6,665,000	2.31%	07/06/2005	$6,665,000
Omaha GO VRDN Eagle Tax-Exempt Trust Series 2004-011 Class A (Citibank N.A. SPA) (A-1+)
5,995,000	2.32	07/07/2005	5,995,000
Omaha GO VRDN Stars Certificates Series 2004-98 (BNP Paribas SPA) (VMIG1)
10,115,000	2.31	07/06/2005	10,115,000

			$22,775,000

Nevada—1.9%
Clark County Airport VRDN RB Sub Lien Series 2001 C (FGIC) (Landesbank Baden-Wurtt SPA) (A-1+/VMIG1)
$6,700,000	2.26%	07/06/2005	$6,700,000
Clark County CP Series 2003 (BNP Paribas and Bayerische Landesbank SPA) (A-1+/P-1)
12,700,000	2.40	07/29/2005	12,700,000
12,000,000	2.55	10/06/2005	12,000,000
Clark County CP Series 2003 (BNP Paribas and Bayersiche Landesbank SPA) (A-1+/P-1)
4,300,000	2.70	10/06/2005	4,300,000
Clark County GO VRDN RB Eagle Tax-Exempt Trust Series 2000-2801 Class A (Citibank N.A. SPA) (A-1+)(b)
1,000,000	2.32	07/06/2005	1,000,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Tax-Free Money Market Fund (continued)
June 30, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Nevada (continued)
Clark County School District GO VRDN P-Floats-PT 2406 (MBIA) (Merrill Lynch Capital Services SPA) (F1+)(b)
$5,915,000	2.31%	07/06/2005	$5,915,000
Clark County School District GO VRDN P-Floats-PT 2557 Series 2005 (FGIC) (Merrill Lynch Capital Services SPA) (A-1)(b)
10,320,000	2.31	07/06/2005	10,320,000
Clark County VRDN RB Eagle Tax-Exempt Trust Series 1996 Class A (FGIC) (Citibank N.A. SPA) (A-1+)(b)
8,345,000	2.32	07/06/2005	8,345,000
Henderson GO VRDN Putters Series 2005 920 (FGIC) (JP Morgan Chase & Co.) (VMIG1)(b)
4,900,000	2.32	07/07/2005	4,900,000
Las Vegas Valley Water District CP (BNP Paribas and Lloyds TSB Bank PLC SPA) (A-1+/P-1)
15,000,000	2.50	07/08/2005	15,000,000
11,000,000	2.80	07/08/2005	11,000,000
Las Vegas Valley Water District CP (BNP Paribas and Lloyds TSB Bank PLC SPA) (A-1+/P-1)
19,500,000	2.35	07/12/2005	19,500,000
7,500,000	2.47	07/12/2005	7,500,000
5,000,000	2.10	07/20/2005	5,000,000
10,000,000	2.10	07/26/2005	10,000,000
Las Vegas Valley Water District GO VRDN P-Floats-PT 1672 Series 2003 (FGIC) (Merrill Lynch Capital Services SPA) (A-1)(b)
11,060,000	2.31	07/06/2005	11,060,000
University of Nevada VRDN RB ROCS II-R-5001 Series 2003 (FGIC) (Citigroup Global Markets SPA) (A-1+/VMIG1)(a)(b)
5,775,000	2.32	07/07/2005	5,775,000

			$151,015,000

New Hampshire—0.6%
Manchester School Facilities VRDN RB P-Floats-PT 1939 Series 2003 (MBIA) (Merrill Lynch Capital Services SPA) (F1+)(b)
$5,410,000	2.31%	07/06/2005	$5,410,000
New Hampshire Health & Education Facilities Authority RB VRDN for Dartmouth College (A-1+/VMIG1)
25,155,000	2.35	07/06/2005	25,155,000
New Hampshire Health & Educational Facilities Authority VRDN RB for Phillips Exeter Academy Series 2003 (Northern Trust Company SPA) (A-1+/VMIG1)
19,000,000	2.27	07/07/2005	19,000,000

			$49,565,000

New Jersey(b)—1.5%
New Jersey Economic Development Authority VRDN RB Merlots Series 2004 B-14 (AMBAC) (Wachovia Bank N.A. SPA) (A-1)
$14,635,000	2.31%	07/06/2005	$14,635,000
New Jersey State Economic Development Authority VRDN RB Merlots Series 2003 A 41 (FGiC) (Wachovia Bank N.A. SPA) (VMIG1)
12,825,000	2.31	07/06/2005	12,825,000
New Jersey State Transportation Trust Fund Authority VRDN RB Eagle Tax-Exempt Trust Series 2005-0001 Class 2005 A (MBIA / FGIC) (Citibank N.A. SPA) (A-1+)
16,000,000	2.32	07/07/2005	16,000,000
New Jersey State Transportation Trust Fund Authority VRDN RB P-Floats-PT 2433 Series 2004 (FGIC) (Merrill Lynch Capital Services SPA) (F1+)
26,205,000	2.31	07/06/2005	26,205,000
New Jersey State Transportation Trust Fund Authority VRDN RB P-Floats-PT 2491 Series 2005 (FGIC) (Merrill Lynch Capital Services SPA) (A-1+/F1+)
18,550,000	2.31	07/06/2005	18,550,000
New Jersey State Transportation Trust Fund Authority VRDN RB P-Floats-PT 2617 Series 2005 (MBIA) (Dexia Credit Local SPA) (A-1+)
24,950,000	2.31	07/06/2005	24,950,000
New Jersey Transportation Trust Fund Authority VRDN RB Stars Certificates Series 2005-116 (MBIA) (BNP Paribas SPA) (VMIG1)
7,880,000	2.31	07/06/2005	7,880,000

			$121,045,000

New Mexico—0.8%
Albuquerque VRDN RB Refunding for Affordable Housing Projects Series 2000 (MBIA) (Bank of America N.A. SPA) (A-1+/VMIG1)(a)
$8,475,000	2.30%	07/06/2005	$8,475,000
Farmington VRDN PCRB Refunding for Arizona Public Service Co. Series 1994 A (Barclays Bank PLC LOC) (A-1+/P-1)
11,700,000	2.33	07/01/2005	11,700,000
New Mexico State Severance Tax TANS Refunding Series 2001 A (AA/Aa2)
5,000,000	5.00	07/01/2005	5,000,000
New Mexico State Severance Tax VRDN P-Floats-PT 1428 Series 2002 (Merrill Lynch Capital Services SPA) (A-1+)(a)(b)
11,415,000	2.31	07/01/2005	11,415,000
New Mexico State University VRDN RB P-Floats-PT 2342 Series 2004 (AMBAC) (Merrill Lynch Capital Services SPA) (A-1)(b)
5,210,000	2.31	07/06/2005	5,210,000
University of New Mexico VRDN RB Refunding for Sub Lien Systems Improvements Series 2001 (Westdeutsche Landesbank SPA) (A-1+/VMIG1)
20,110,000	2.32	07/06/2005	20,110,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New Mexico (continued)
University of New Mexico VRDN RB Refunding for Sub Lien Systems Improvements Series 2003 B (Westdeutsche Landesbank SPA) (A-1+/VMIG1)
$2,800,000	2.35%	07/06/2005	$2,800,000

			$64,710,000

New York—4.8%
ABN AMRO Munitops Certificates VRDN RB Non-AMT Series 2004-46 (FSA) (ABN AMRO Bank N.V. SPA) (VMIG1)(b)
$29,745,000	2.32%	07/07/2005	$29,745,000
Jay Street Development Corporation Certificates Facilities Lease VRDN RB Series 2001-A1 (JP Morgan Chase Bank LOC) (A-1+/VMIG1)
8,050,000	2.20	07/06/2005	8,050,000
Metropolitan Transportation Authority VRDN RB Eagle Tax-Exempt Trust Series 2002 A2303 (FSA) (Citibank N.A. SPA) (A-1+)(b)
9,155,000	2.31	07/07/2005	9,155,000
Metropolitan Transportation Authority VRDN RB Eagle Tax-Exempt Trust Series 2002 A2305 (FSA) (Citibank N.A. SPA) (A-1+)(b)
6,470,000	2.31	07/07/2005	6,470,000
Metropolitan Transportation Authority VRDN RB Eagle Tax-Exempt Trust Series 2004-0041 Class A (FSA) (Citibank N.A. SPA) (A-1+)(b)
15,005,000	2.31	07/07/2005	15,005,000
Metropolitan Transportation Authority VRDN RB Merlots Series 2003 B25 (FGIC) (Wachovia Bank N.A. SPA) (VMIG1)(b)
11,135,000	2.31	07/06/2005	11,135,000
New York City GO VRDN Adjusted Subseries 2003 A-2 (Bank of America N.A. LOC) (A-1/VMIG1)
5,700,000	2.18	07/06/2005	5,700,000
New York City GO VRDN ROCS RR-II-R 251A Series 2003 (Citigroup Global Markets LOC) (Citibank N.A. SPA) (VMIG1)(b)
18,000,000	2.35	07/07/2005	18,000,000
New York City Housing Development Corp. VRDN MF Hsg. RB Mortgage for 90 West Street Series 2004 A (HSBC Bank USA LOC) (A-1+)
6,800,000	2.26	07/06/2005	6,800,000
New York City Municipal Water Finance Authority CP Series 2005 (Westdeutsche Landesbank and Bayerische Landesbank SPA) (A-1+/P-1)
11,000,000	2.17	07/07/2005	11,000,000
New York City Municipal Water Finance Authority Water and Sewer System VRDN RB for Municipal Securities Trust Receipts SGB 27 Series 1997 (FSA) (Societe Generale LOC) (A-1+)(b)
6,500,000	2.31	07/07/2005	6,500,000
New York City Municipal Water Finance Authority Water and Sewer System VRDN RB P-Floats-PT 2443 Series 2004 (AMBAC) (Merrill Lynch Capital Services SPA) (A-1)(b)
7,280,000	2.31	07/07/2005	7,280,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Series 1998 A-2 (Bank of Nova Scotia SPA) (A-1+/VMIG1)
5,220,000	2.23	07/06/2005	5,220,000
New York City Transitional Finance Authority VRDN RB for New York Recovery Series 2002 1B (Societe Generale LOC) (A-1+/VMIG1)
8,550,000	2.35	07/06/2005	8,550,000
New York City Transitional Finance Authority VRDN RB Merlots Series 2003 B29 (Wachovia Bank N.A. SPA) (VMIG1)(b)
12,640,000	2.31	07/06/2005	12,640,000
New York City Transitional Finance Authority VRDN RB Series 2002 2C (Lloyds TSB Bank PLC LOC) (A-1+/VMIG1)
7,700,000	2.35	07/06/2005	7,700,000
New York State Dormitory Authority VRDN RB Merlots Series 2005 A06 (FSA) (Wachovia Bank SPA) (VMIG1)(a)(b)
5,330,000	2.31	07/06/2005	5,330,000
New York State Energy Research & Development Authority VRDN RB for Con Edison Series 2005 A-1 (Wachovia Bank N.A. LOC) (A-1+/VMIG1)
6,600,000	2.24	07/06/2005	6,600,000
New York State Environmental Facilities Corp. VRDN RB Clean Water & Drinking Series 2005-1121 (Morgan Stanley LOC) (A-1+)(a)
12,790,000	2.29	07/07/2005	12,790,000
New York State Housing Finance Agency VRDN RB for 10 Liberty Street Series 2003 A (FHLMC) (VMIG1)
55,800,000	2.20	07/06/2005	55,800,000
New York State Housing Finance Agency VRDN RB for 100 Maiden Lane Housing Authority Series 2004 A (Bank of New York LOC) (VMIG1)
20,500,000	2.29	07/06/2005	20,500,000
New York State Housing Finance Agency VRDN RB for 20 River Terrace Housing Series 2002 A RMKT (FNMA) (VMIG1)
33,950,000	2.31	07/06/2005	33,950,000
New York State Housing Finance Agency VRDN RB for Historic Front Street Housing Series 2003 A (Bank of New York LOC) (VMIG1)
20,780,000	2.27	07/06/2005	20,780,000
New York State Housing Finance Agency VRDN RB for Liberty View Apartments Housing Series 1997 A (FNMA) (A-1+)
17,800,000	2.20	07/06/2005	17,800,000
New York State Housing Finance Agency VRDN RB for Tribeca Green Housing Series 2003 A (Landesbank Hessen-Thueringen LOC) (VMIG1)
8,400,000	2.18	07/06/2005	8,400,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Tax-Free Money Market Fund (continued)
June 30, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York (continued)
New York State Urban Development Corp. VRDN RB Series 2003 SG-164 (FGIC) (Societe Generale SPA) (A-1+)(b)
$12,900,000	2.31%	07/06/2005	$12,900,000
Triborough Bridge & Tunnel Authority VRDN RB Merlots Series 2004 A-08 (Wachovia Bank N.A. SPA) (VMIG1)(a)(b)
11,555,000	2.31	07/06/2005	11,555,000
Triborough Bridge & Tunnel Authority VRDN RB Series B (AMBAC) (State Street Bank SPA) (A-1+/VMIG1)
7,900,000	2.23	07/06/2005	7,900,000

			$383,255,000
North Carolina—5.0%
Buncombe County Metropolitan Sewer District Sewer System VRDN RB Refunding (XLCA) (Bank of America N.A. SPA) (A-1+/VMIG1)(a)
$5,890,000	2.32%	07/07/2005	$5,890,000
Cabarrus County VRDN COPS ROCS II-R-4520 Series 2003 (AMBAC) (Citigroup Global Markets SPA) (A-1+)(a)(b)
5,320,000	2.32	07/07/2005	5,320,000
Charlotte Water & Sewer CP Series 2004 (Wachovia Bank N.A. SPA) (A-1/P-1)
14,100,000	2.10	09/09/2005	14,100,000
6,500,000	2.20	08/18/2005	6,500,000
11,700,000	2.20	10/14/2005	11,700,000
7,300,000	2.90	02/14/2006	7,300,000
Greensboro Enterprise System VRDN RB Series 2005 B (Bank of America N.A. SPA) (A-1+/VMIG1)
14,320,000	2.30	07/06/2005	14,320,000
Guilford County GO VRDN Series 2005 B (Wachovia Bank N.A. SPA) (A-1/VMIG1)
27,000,000	2.30	07/07/2005	27,000,000
Mecklenburg County GO VRDN Series 2004 B (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
9,075,000	2.27	07/07/2005	9,075,000
North Carolina Capital Facilities VRDN RB Eagle Tax-Exempt Trust Series 2005-0060 Class A (Citibank N.A.) (A-1+)(b)
15,600,000	2.32	07/07/2005	15,600,000
North Carolina Medical Care Community Health Care Facilities VRDN RB for Duke University Health System Series 2005 C (SunTrust Bank SPA) (A-1+/VMIG1)
16,000,000	2.26	07/06/2005	16,000,000
North Carolina Medical Care Community Health Care Facilities VRDN RB for Novant Health Group Series 2004 A (JP Morgan Chase Bank SPA) (A-1+/VMIG1)
22,500,000	2.28	07/06/2005	22,500,000
North Carolina State GO VRDN Eagle Tax-Exempt Trust 2005-0021 Class A (Citibank N.A. SPA) (A-1+)(b)
30,000,000	2.32	07/07/2005	30,000,000
North Carolina State GO VRDN for Public Improvement Series 2002 D (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
$3,000,000	2.30%	07/06/2005	$3,000,000
North Carolina State GO VRDN P-Floats-PT 1246 Series 2004 (Merrill Lynch Capital Services SPA) (A-1)(b)
7,500,000	2.31	07/07/2005	7,500,000
North Carolina State GO VRDN P-Floats-PT 1962 Series 2003 (Merrill Lynch Capital Services SPA) (F1+)(b)
5,970,000	2.31	07/06/2005	5,970,000
North Carolina State GO VRDN P-Floats-PT 2115 Series 2004 (Merrill Lynch Capital Services SPA) (A-1)(b)
5,420,000	2.31	07/06/2005	5,420,000
North Carolina State GO VRDN P-Floats-PT 2206 Series 2004 (Merrill Lynch Capital Services SPA) (F1+)(b)
15,645,000	2.31	07/06/2005	15,645,000
North Carolina State GO VRDN P-Floats-PT 2207 Series 2004 (Merrill Lynch Capital Services SPA) (F1+)(b)
8,555,000	2.31	07/06/2005	8,555,000
North Carolina State GO VRDN Series 2005-1 Class A (IXIS Municipal Products SPA) (A-1+)(b)
9,975,000	2.31	07/06/2005	9,975,000
North Carolina State University at Raleigh VRDN RB P-Floats-PT 2527 Series 2005 (AMBAC) (Merrill Lynch Capital Services SPA) (F1+)(b)
5,105,000	2.31	07/06/2005	5,105,000
Raleigh VRDN COPS for Downtown Improvement Project Series 2004 A (Depfa Bank PLC SPA) (A-1+/VMIG1)
18,800,000	2.27	07/06/2005	18,800,000
Raleigh VRDN COPS for Downtown Improvement Project Series 2005 B (Depfa Bank PLC SPA) (A-1+/VMIG1)
13,100,000	2.27	07/06/2005	13,100,000
Union County GO VRDN Series 2005 A (Depfa Bank PLC SPA) (A-1+/VMIG1)
23,100,000	2.26	07/07/2005	23,100,000
University of North Carolina for Chapel Hill Hospital VRDN RB Refunding Series 2003 A (Bank of America N.A. SPA) (A-1+/VMIG1)
49,980,000	2.30	07/07/2005	49,980,000
University of North Carolina for Chapel Hill Hospital VRDN RB Series 2001 B (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
8,700,000	2.28	07/01/2005	8,700,000
Wake County GO VRDN Certificates Series 20059 Class A (IXIS Municipal Products SPA) (A-1+)(b)
5,000,000	2.32	07/07/2005	5,000,000
Wake County GO VRDN for Public Improvements Series 2003 B (Lloyds TSB Bank PLC SPA) (A-1+/VMIG1)
7,500,000	4.00	04/01/2006	7,571,858
Wake County GO VRDN Series 2004 A (Landesbank Hessen-Thueringen Gironzen SPA) (A-1+/VMIG1)
10,000,000	4.00	04/01/2006	10,095,810

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

North Carolina (continued)
Wake County GO VRDN Series 2004 B (Landesbank Hessen-Thueringen Gironzen SPA) (A-1+/VMIG1)
$17,000,000	4.00%	04/01/2006	$17,162,878
Wilmington GO VRDN Refunding Series 2002 (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
5,165,000	2.28	07/06/2005	5,165,000

			$405,150,546

Ohio—1.1%
Cincinnati City School District GO VRDN Eagle Tax-Exempt Trust Series 2004-0034 Class A (FSA) (Citibank N.A. SPA) (A-1+)(b)
$6,000,000	2.31%	07/07/2005	$6,000,000
Columbus GO VRDN for Public Improvements Series 2005-2 Class A (IXIS Municipal Products SPA) (A-1+)(b)
5,155,000	2.31	07/07/2005	5,155,000
Franklin County VRDN RB for Trinity Health Credit Series 2000 F (JP Morgan Chase & Co. and Bayerische Landesbank SPA) (A-1+/VMIG1)
49,550,000	2.28	07/06/2005	49,550,000
Franklin County VRDN RB for Trinity Health Credit Series 2004 C-2 (FGIC) (JP Morgan Chase & Co. and U.S. Bank National SPA) (A-1+/VMIG1)
5,100,000	2.24	07/06/2005	5,100,000
Ohio State GO VRDN P-Floats-PT 2137 Series 2004 (Merrill Lynch Capital Services SPA) (A-1)(b)
11,175,000	2.31	07/06/2005	11,175,000
Ohio State GO VRDN P-Floats-PT 2684 Series 2004 (Merrill Lynch Capital Services SPA) (F1+)(b)
6,625,000	2.31	07/07/2005	6,625,000
Ohio State GO VRDN Series 2002-603 (FSA) (Morgan Stanley) (A-1+)(b)
5,000,000	2.30	07/07/2005	5,000,000

			$88,605,000

Oklahoma—0.7%
Oklahoma State GO VRDN P-Floats-PT 1879 Series 2003 (FGIC) (Merrill Lynch Capital Services SPA) (F1+)(b)
$9,860,000	2.31%	07/07/2005	$9,860,000
Payne County Economic Development Authority Student Housing VRDN RB for Osuf Phase III Project Series 2002 (AMBAC) (Dexia Credit Local SPA) (VMIG1)(a)
47,760,000	2.31	07/07/2005	47,760,000

			$57,620,000

Oregon—1.2%
Clackamas County Hospital Facility Authority VRDN RB for Legacy Health Systems Series 2003 (A-1+/VMIG1)
$5,000,000	2.28%	07/06/2005	$5,000,000
Oregon State GO VRDN Series 1985 73-G (JP Morgan Chase & Co. SPA) (A-1+)
53,900,000	2.30	07/06/2005	53,900,000
Oregon State GO VRDN Veteran’s Welfare Series 1985 73-H (Bayerische Landesbank SPA) (A-1+/VMIG1)
29,100,000	2.30	07/06/2005	29,100,000
Portland Sewer System VRDN RB for Putters Series 2005-955 (FSA) (PNC Bank National SPA.) (VMIG1)(b)
5,890,000	2.32	07/07/2005	5,890,000

			$93,890,000

Pennsylvania—3.8%
Delaware Valley Regional Finance Authority Local Government VRDN Eagle Tax Exempt Trust Series 2004-0026 Class A (AMBAC) (Citibank N.A. SPA) (A-1+)(b)
$3,490,000	2.31%	07/07/2005	$3,490,000
Delaware Valley Regional Finance Authority Local Government VRDN RB Series 1985 B (National Australia Bank LOC) (A-1+/VMIG1)
9,900,000	2.28	07/06/2005	9,900,000
Delaware Valley Regional Finance Authority Local Government VRDN RB Series 1985 D (National Australia Bank LOC) (A-1+/VMIG1)
15,350,000	2.28	07/06/2005	15,350,000
Delaware Valley Regional Finance Authority Local Government VRDN RB Series 1986 (National Australia Bank LOC) (A-1/VMIG1)
35,000,000	2.28	07/06/2005	35,000,000
Lancaster County Hospital Authority VRDN RB for Health Center Masonic Homes Project Series 1999 (AMBAC) (PNC Bank SPA) (A-1/VMIG1)(a)
3,325,000	2.29	07/06/2005	3,325,000
Lancaster County Hospital Authority VRDN RB for Health Center Masonic Homes Project Series 2005 (AMBAC) (Wachovia Bank N.A. SPA) (A-1/VMIG1)
11,525,000	2.29	07/06/2005	11,525,000
Lancaster County Hospital Authority VRDN RB for Health Center Masonic Homes Series 2001 (AMBAC) (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
27,965,000	2.29	07/06/2005	27,965,000
Pennsylvania Economic Development Finance Authority Health System VRDN RB for Jefferson Health System Series 2005 B (A-1+/VMIG1)
7,725,000	2.28	07/06/2005	7,725,000
Pennsylvania Intergovernmental Cooperative Authority VRDN Special Tax Revenue Refunding for Philadelphia Funding Series 2003 (AMBAC) (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
56,920,000	2.33	07/07/2005	56,920,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Tax-Free Money Market Fund (continued)
June 30, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Pennsylvania (continued)
Pennsylvania State GO VRDN Putters Series 2005-939 (JP Morgan Chase & Co.) (VMIG1)(b)
$8,300,000	2.32%	07/07/2005	$8,300,000
Pennsylvania State Higher Educational Facilities Authority VRDN RB Putters Series 2005-947 (JP Morgan Chase & Co.) (A-1+)(b)
7,220,000	2.32	07/07/2005	7,220,000
Pennsylvania Turnpike Commission VRDN RB Series 2002 A-1 (Westdeutsche Landesbank SPA) (A-1+/VMIG1)
28,850,000	2.32	07/06/2005	28,850,000
Pennsylvania Turnpike Commission VRDN RB Series 2002 A-3 (Bayerische Landesbank SPA) (A-1+/VMIG1)
42,885,000	2.32	07/06/2005	42,885,000
Pennsylvania Turnpike Commission VRDN RB Series 2002 B (Dexia Credit Local SPA) (A-1+/VMIG1)
25,715,000	2.28	07/07/2005	25,715,000
Philadelphia Hospitals & Higher Education Facilities Authority VRDN RB for Childrens Hospital Series 2005 A (Fleet National Bank SPA) (A-1+/VMIG1)
10,200,000	2.30	07/01/2005	10,200,000
St. Mary’s Hospital Authority VRDN RB for Catholic Health Series 2004 C (A-1+/VMIG1)
5,000,000	2.25	07/06/2005	5,000,000
St. Mary’s Hospital Authority VRDN RB for Catholic Health Series 2004 B (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
4,600,000	2.23	07/06/2005	4,600,000
University of Pittsburgh VRDN RB for University Capital Project Series 2005 C (National Australia Bank SPA) (A-1+/VMIG1)
4,700,000	2.20	07/06/2005	4,700,000

			$308,670,000

Rhode Island(b)—0.1%
Rhode Island Clean Water Protection Finance Agency VRDN PCRB P-Floats-PT 1403 Series 2002 (Merrill Lynch Capital Services SPA) (A-1+)
$5,150,000	2.31%	07/06/2005	$5,150,000

South Carolina—1.5%
Charleston Waterworks & Sewer VRDN RB Refunding for Capital Improvement Series 2003 A (Bank of America N.A. SPA) (A-1+/VMIG1)
$9,000,000	2.32%	07/07/2005	$9,000,000
South Carolina GO VRDN ROCS RR-II-R 337 Series 2005 (Citibank N.A. SPA) (VMIG1)(b)
5,000,000	2.32	07/07/2005	5,000,000
South Carolina Public Service Authority CP (BNP Paribas and Dexia Credit Local LOC) (A-1+)
21,000,000	2.40	07/29/2005	21,000,000
South Carolina Public Service Authority VRDN RB Eagle Tax-Exempt Trust Series 2004-0017 Class A (AMBAC) (Citibank N.A. SPA) (A-1+)(b)
10,000,000	2.32	07/07/2005	10,000,000
South Carolina Public Service Authority VRDN RB Merlots Series 2004 B06 (AMBAC) (Wachovia Bank N.A. SPA) (A-1)(a)(b)
9,867,500	2.32	07/06/2005	9,867,500
South Carolina Public Service Authority VRDN RB P-Floats-PT 1877 Series 2003 (AMBAC) (Merrill Lynch Capital Services SPA) (F1+)(a)(b)
5,935,000	2.31	07/06/2005	5,935,000
South Carolina Public Service Authority VRDN RB ROCS RR-II-R 6007 (AMBAC) (Citibank N.A. SPA) (A-1+)(a)(b)
4,555,000	2.32	07/07/2005	4,555,000
South Carolina Public Service Authority CP (BNP Paribas and Dexia Credit Local LOC) (A-1+)
15,000,000	2.10	07/07/2005	15,000,000
South Carolina State VRDN P-Floats-PT 1225 Series 2000 (Merrill Lynch Capital Services SPA) (A-1+)(b)
13,610,000	2.30	07/01/2005	13,610,000
South Carolina Transportation Infrastructure Bank VRDN RB P-Floats-PT 2304 Series 2004 (AMBAC) (Merrill Lynch Capital Services SPA) (F1+)(b)
12,810,000	2.31	07/01/2005	12,810,000
South Carolina VRDN RB Transportation Infrastructure Bank Eagle Tax-Exempt Trust Series 2001-4001 Class A (MBIA) (Citibank N.A. SPA) (A-1+)(b)
7,000,000	2.32	07/01/2005	7,000,000
University of South Carolina VRDN RB P-Floats-PT 2309 Series 2004 (AMBAC) (Merrill Lynch Capital Services SPA) (F1+)(b)
5,735,000	2.31	07/01/2005	5,735,000

			$119,512,500

Tennessee—2.5%
Chattanooga Health Educational & Housing Facilities Board VRDN RB Refunding for Catholic Health Series 2004 C (A-1+/VMIG1)
$22,400,000	2.25%	07/06/2005	$22,400,000
Memphis Electric System VRDN RB Series 2005-1031 (MBIA) (Morgan Stanley SPA) (VMIG1)(b)
5,600,000	2.31	07/07/2005	5,600,000
Memphis GO CP Series 2001 (MBIA) (Westdeutsche Landesbank SPA) (A-1+/P-1)
4,500,000	2.30	08/12/2005	4,500,000
Memphis GO CP Series 2005 (Westdeutche Landesbank SPA) (A-1+/P-1)
18,500,000	2.55	11/09/2005	18,500,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Tennessee (continued)
Memphis GO VRDN Certificates Series 2005-7 Class A (MBIA) (IXIS Municipals Products) (A-1+)(b)
$5,755,000	2.31%	07/06/2005	$5,755,000
Memphis GO VRDN Series 2005-1018 (MBIA) (Morgan Stanley SPA) (F1+/A-1+)(b)
5,639,000	2.31	07/07/2005	5,639,000
Metropolitan Government Nashville & Davidson County Health & Education Facilities Board VRDN RB for Ascension Health Credit Series 2001 B-2 (A-1+/VMIG1)
6,500,000	2.30	01/04/2006	6,500,000
Metropolitan Government Nashville & Davidson County Health & Education Facilities Board VRDN RB Refunding for Vanderbilt University Series 2000 B (Bayerische Landesbank SPA) (A-1+/VMIG1)
36,500,000	2.28	07/07/2005	36,500,000
Metropolitan Government Nashville & Davidson County Health & Education Facilities Board VRDN RB Refunding for Vanderbilt University Series 2003 A (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)(a)
28,225,000	2.28	07/07/2005	28,225,000
Metropolitan Government of Nashville County CP Series 2005 (A-1+)
5,000,000	2.25	08/15/2005	5,000,000
5,500,000	2.27	08/24/2005	5,500,000
8,000,000	2.80	09/30/2005	8,000,000
10,000,000	2.60	11/14/2005	10,000,000
Sevier County Public Building Authority VRDN RB for Local Government Public Improvement Series 1999 III-F (AMBAC) (Landesbank Hessen-Thueringen) (VMIG1)
23,665,000	2.30	07/07/2005	23,665,000
Shelby County COPS Eagle Tax-Exempt Trust Series 2001-4202 Class A (Citibank N.A. SPA) (A-1+)(b)
17,000,000	2.32	04/01/2016	17,000,000

			$202,784,000

Texas—17.8%
Alamo Heights Independant School District GO VRDN for Putters Series 2005-980 (PSF-GTD) (JP Morgan Chase & Co. SPA) (P-1/VMIG1)(b)
$9,090,000	2.31%	07/07/2005	$9,090,000
City of Garland CP (Landesbank Hessen-Thueringen SPA) (A-1+/F1+)
10,000,000	2.30	08/08/2005	10,000,000
8,000,000	2.50	09/07/2005	8,000,000
City of Houston CP (Dexia Credit Local and Landesbank Hessen-Thueringen LOC) (A-1+/P-1)
20,900,000	2.35	07/12/2005	20,900,000
City of Houston CP Series 2005 D (Dexia Bank PLC SPA) (A-1+/P-1)
7,000,000	2.35	07/12/2005	7,000,000
24,000,000	2.40	07/29/2005	24,000,000
12,000,000	2.50	09/09/2005	12,000,000
14,400,000	2.57	10/21/2005	14,400,000
City of Houston CP Series E (Bank of America N.A. SPA) (A-1+/P-1)
12,000,000	2.57	10/24/2005	12,000,000
Cypress Fairbanks Independent School District GO VRDN P-Floats-PT 2283 Series 2004 (PSF-GTD) (Merrill Lynch Capital Services SPA) (F1+)(b)
9,820,000	2.31	07/07/2005	9,820,000
Cypress Fairbanks Independent School District GO VRDN P-Floats-PT 2511 Series 2005 (PSF-GTD) (Merrill Lynch Capital Services SPA) (F1+)(b)
5,160,000	2.31	07/06/2005	5,160,000
Cypress Fairbanks Independent School District VRDN RMerlots Series 2001 A129 (PSF-GTD) (Wachovia Bank N.A. SPA) (A-1)(a)(c)
11,940,000	1.12	07/07/2005	11,940,000
Dallas Area Rapid Transit CP (Bayerische Landesbank, Landesbank Baden-Wurttemberg, State Street Corp. and Westdeutsche Landesbank SPA) (A-1+/P-1)
9,500,000	2.50	09/08/2005	9,500,000
Dallas Area Rapid Transit VRDN RB P-Floats-PT 1503 Series 2002 (FGIC) (Merrill Lynch Capital Services SPA) (A-1+)(b)
5,415,000	2.31	07/06/2005	5,415,000
Dallas County Community College District GO VRDN P-Floats-PT 2370 Series 2004 (Merrill Lynch Capital Services SPA ) (F1+)(b)
8,570,000	2.31	07/06/2005	8,570,000
Dallas County GO VRDN P-Floats-PT 2764 Series 2005 (Merrill Lynch Capital Services SPA) (A-1)(b)
9,380,000	2.31	07/06/2005	9,380,000
Dallas GO VRDN P-Floats-PT 2447 Series 2004 (Merrill Lynch Capital Services SPA) (A-1/VMIG1)(b)
8,920,000	2.31	07/06/2005	8,920,000
Dallas GO VRDN P-Floats-PT 2745 Series 2005 (Merrill Lynch Capital Services SPA) (A-1)(b)
8,225,000	2.31	07/06/2005	8,225,000
Dallas Independent School District GO VRDN ROCS RR-II-R 6038 Series 2004 (PSF-GTD) (Citibank N.A. SPA) (VMIG1)(b)
6,170,000	2.32	07/07/2005	6,170,000
Dallas Independent School District P-Floats-PT 1909 Series 2003 (PSF-GTD) (Merrill Lynch Capital Services SPA) (F1+)(b)
5,625,000	2.31	07/07/2005	5,625,000
El Paso Water & Sewer VRDN RB ROCS II-R-2163 Series 2005 (MBIA) (Citigroup Global Markets SPA) (VMIG1)(b)
6,220,000	2.32	07/07/2005	6,220,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Tax-Free Money Market Fund (continued)
June 30, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Texas (continued)
Fort Bend Independent School District GO VRDN ROCS II-R-2141 Series 2004 (PSF-GTD) (Citigroup Global Markets SPA) (A-1+)(b)
$8,410,000	2.32%	07/07/2005	$8,410,000
Harlingen Independent School District VRDN Spears Series 2005 DB-143 (PSF-GTD) (Deutsche Bank Trust Co.) (A-1+)(b)
5,615,000	2.31	07/07/2005	5,615,000
Harris County GO TANS Series 2005 (SP-1+/MIG1)
63,000,000	3.75	02/28/2006	63,429,813
Harris County Health Facilities Development Corp. VRDN RB Refunding for The Methodist Health System Series 2005 B (A-1+)
124,500,000	2.30	07/01/2005	124,500,000
Harris County Municipal Securities Trust Receipts Series 2004 SGB-52-A (FGIC) (Societe Generale SPA) (A-1+)(b)
11,960,000	2.32	07/07/2005	11,960,000
Harris County Toll Road CP Series 2005 E01 (Dexia Credit Local SPA) (A-1/P-1)
10,635,000	2.55	09/07/2005	10,635,000
Houston Airport System CP Series 2005 (Dexia Credit Local LOC) (A-1+/P-1)
16,000,000	2.55	10/06/2005	16,000,000
Houston Community College GO VRDN ROCS II-R-2084 Series 2004 (AMBAC) (Citigroup Global Markets SPA) (A-1+)(b)
2,760,000	2.32	07/07/2005	2,760,000
Houston GO VRDN P-Floats-PT 2233 Series 2004 (MBIA) (Merrill Lynch Capital Services SPA) (A-1)(b)
15,995,000	2.31	07/06/2005	15,995,000
Houston GO VRDN ROCS II-R-1048 (Citigroup Global Markets SPA) (VMIG1)(b)
10,260,000	2.32	07/07/2005	10,260,000
Houston GO VRDN ROCS II-R-4062 Series 2004 (Citigroup Global Markets SPA) (A-1+)(b)
5,320,000	2.32	07/07/2005	5,320,000
Houston Independent School District GO VRDN P-Floats-PT 2824 Series 2005 (FSA) (Merrill Lynch Capital Services SPA) (A-1)(b)
16,610,000	2.31	07/06/2005	16,610,000
Houston Independent School District GO VRDN Refunding for School Building Series 2003 (PSF-GTD) (A-1+/VMIG1)
65,000,000	2.35	07/07/2005	65,000,000
Houston Utilities System VRDN RB Merlots Series 2004 C-13 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)(b)
7,685,000	2.32	07/06/2005	7,685,000
Houston Utilities System VRDN RB Merlots Series 2004 C-17 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)(b)
5,995,000	2.32	07/06/2005	5,995,000
Houston Utilities System VRDN RB Merlots Series 2004 C-37 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)(b)
9,175,000	2.32	07/06/2005	9,175,000
Houston Utilities System VRDN RB P-Floats-PT 2471 Series 2004 (MBIA) (Merrill Lynch Capital Services SPA) (F1+)(b)
18,430,000	2.31	07/06/2005	18,430,000
Houston Water & Sewer CP Series A (Bayerische Landesbank, Dexia Credit Local and Westdentsche Landesbank SPA) (A-1/P-1)
31,500,000	2.93	07/13/2005	31,500,000
8,000,000	2.85	07/14/2005	8,000,000
10,000,000	2.45	08/24/2005	10,000,000
7,500,000	2.60	10/13/2005	7,500,000
Keller Independent School District GO VRDN P-Floats-PT 2280 Series 2004 (PSF-GTD) (Merrill Lynch Capital Services SPA) (A-1+)(b)
6,380,000	2.31	07/06/2005	6,380,000
Lower Colorado River Authority VRDN RB P-Floats-PT 2270 Series 2004 (AMBAC and FSA) (Merrill Lynch Capital Services SPA) (F1+)(b)
16,315,000	2.31	07/06/2005	16,315,000
Mansfield Independent School District GO VRDN P-Floats-PT 2401 Series 2004 (PSF-GTD) (Merrill Lynch Capital Services SPA) (AAA/F1+)(b)
5,210,000	2.31	07/06/2005	5,210,000
Mansfield Independent School District GO VRDN ROCS RR-II-R 2172 Series 2005 (PSF-GTD) (Citigroup Global Markets) (VMIG1)(b)
5,650,000	2.32	07/07/2005	5,650,000
North Texas Tollway Authority VRDN RB Dallas North Tollway Systems Series 2003 SG-167 (AMBAC) (Societe Generale SPA) (A-1+)(b)
8,975,000	2.31	07/06/2005	8,975,000
Northside Independent School District GO VRDN Series 1099 (PSF-GTD) (Morgan Stanley) (F1+)(b)
4,017,500	2.31	07/07/2005	4,017,500
Pflugerville Independent School District GO VRDN Series 2005-1058 (PSF-GTD) (Morgan Stanley) (VMIG1)(b)
4,000,000	2.31	07/07/2005	4,000,000
Pflugerville Independent School District GO VRDN P-Floats-PT 2829 Series 2005 (PSF-GTD) (Merrill Lynch Capital Services SPA) (A-1)(b)
6,460,000	2.31	07/06/2005	6,460,000
San Antonio Electric & Gas Systems CP Series A (Bank of America and State Street Corp. SPA) (A-1+/P-1)
30,900,000	2.82	08/11/2005	30,900,000
22,800,000	2.80	08/12/2005	22,800,000
21,400,000	2.50	08/22/2005	21,400,000
San Antonio Electric & Gas Systems VRDN RB Series 1997 SG 104 (Societe Generale SPA) (A-1+)(b)
19,170,000	2.31	07/06/2005	19,170,000
San Antonio Electric & Gas VRDN RB Certificates Series 2005-112 (BNP Paribas LOC) (VMIG1)(b)
7,000,000	2.31	07/06/2005	7,000,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Texas (continued)
San Antonio GO VRDN P-Floats-PT 2695 Series 2005 (Merrill Lynch Capital Services SPA) (F1+)(b)
$11,120,000	2.31%	07/06/2005	$11,120,000
San Antonio GO VRDN P-Floats-PT 2696 Series 2005 (Merrill Lynch Capital Services SPA) (F1+)(b)
11,045,000	2.31	07/06/2005	11,045,000
San Antonio GO VRDN Stars Certificates Series 2005-117 (BNP Paribas SPA) (VMIG1)(b)
11,805,000	2.31	07/06/2005	11,805,000
San Antonio Water Revenue VRDN Merlots Series 2000 VV (Wachovia Bank N.A. SPA) (VMIG1)(b)
17,420,000	2.32	07/06/2005	17,420,000
San Antonio Water System CP (Bank of America N.A. SPA) (A-1+/P-1)
18,000,000	2.40	07/29/2005	18,000,000
9,000,000	2.85	08/10/2005	9,000,000
11,000,000	2.78	09/07/2005	11,000,000
20,000,000	2.80	09/08/2005	20,000,000
5,000,000	2.55	11/10/2005	5,000,000
San Antonio Water System VRDN RB ROCS II-R-4064 Series 2004 (FGIC) (Citigroup Global Markets SPA) (A-1+)(b)
5,375,000	2.32	07/07/2005	5,375,000
South Texas Community College District VRDN P-Floats-PT 1415 Series 2002 (AMBAC) (Merrill Lynch Capital Services SPA) (A-1+)(b)
6,545,000	2.31	07/06/2005	6,545,000
Texas A&M University System Building Registration CP (A-1+/F1+)
22,000,000	2.10	07/21/2005	22,000,000
21,000,000	2.10	07/26/2005	21,000,000
Texas State GO VRDN for Mobility Fund Series 2005 B (Depfa Bank PLC SPA) (A-1+/VMIG1)
16,000,000	2.22	07/06/2005	16,000,000
Texas State GO VRDN Municipal Securities Trust Receipts SGB 58 Series 2005 A (Societe Generale) (A-1+)
5,800,000	2.32	07/07/2005	5,800,000
Texas State GO VRDN P-Floats-PT 1529 Series 2002 (Merrill Lynch Capital Services SPA) (A-1+)(b)
6,735,000	2.31	07/06/2005	6,735,000
Texas State GO VRDN P-Floats-PT 2841 Series 2005 (Merrill Lynch Capital Services SPA) (F1+)
10,890,000	2.31	07/06/2005	10,890,000
Texas State GO VRDN P-Floats-PT 2868 Series 2005 (Merrill Lynch Capital Services SPA) (F1+)
8,470,000	2.31	07/06/2005	8,470,000
Texas State GO VRDN ROCS RR-II-R 378 Series 2005 (Citibank N.A.) (VMIG1)
8,000,000	2.32	07/07/2005	8,000,000
Texas State GO VRDN Spears Series 2005 DB-154 (Deutche Bank A.G.) (F1+)
15,770,000	2.31	07/06/2005	15,770,000
Texas State Public Finance Authority CP Series 2002 (A-1+/P-1)
3,835,000	2.75	08/24/2005	3,835,000
4,800,000	2.52	10/14/2005	4,800,000
Texas State Public Finance Authority CP Series 2003 (A-1+/P-1)
7,500,000	2.46	07/12/2005	7,500,000
25,000,000	2.78	09/08/2005	25,000,000
Texas State TRANS Series 2004 (SP-1+/MIG1)
202,940,000	3.00	08/31/2005	203,372,882
Texas State University System Financing VRDN RB P-Floats-PT 2441 Series 2004 (FSA) (Merrill Lynch Capital Services SPA) (F1+)(b)
5,235,000	2.31	07/06/2005	5,235,000
Texas Tech University VRDN RB ROCS RR-II-R 2195 Series 2005 (MBIA) (Citigroup Global Markets) (VMIG1)
6,875,000	2.32	07/07/2005	6,875,000
Travis County GO VRDN P-Floats-PT 2644 Series 2005 (Merrill Lynch Capital Services) (A-1)
8,010,000	2.30	07/06/2005	8,010,000
University of Texas CP Series 2005 (A-1+/P-1)
18,874,000	2.45	07/13/2005	18,874,000
16,298,000	2.45	08/09/2005	16,298,000
5,000,000	2.62	10/11/2005	5,000,000
University of Texas Permanent University Fund VRDN RB for Municipal Trust Receipts (Societe Generale SPA) (A-1+)(b)
6,690,000	2.32	07/07/2005	6,690,000
University of Texas VRDN RB P-Floats-PT 1698 Series 2003 A (Merrill Lynch Capital Services SPA) (A-1)(b)
500,000	2.31	07/06/2005	500,000
University of Texas VRDN RB P-Floats-PT 2423 Series 2004 (Merrill Lynch Capital Services SPA) (F1+)(b)
13,000,000	2.30	07/06/2005	13,000,000
West Calhoun County Development Corp. VRDN RB for Sohio Chemical Corp. (A-1+/P-1)
25,300,000	2.30	07/01/2005	25,300,000
West University Place GO VRDN Spears Series 2005 DB-151 (FGIC) (Deutche Bank A.G.) (A-1+)(a)(b)
10,375,000	2.31	07/06/2005	10,375,000
Williamson County GO VRDN Stars Certificates Series 2005-114 (MBIA) (BNP Paribas SPA) (VMIG1)(b)
6,675,000	2.31	07/06/2005	6,675,000

			$1,433,707,195

Utah—3.9%
Central Water Conservancy District GO VRDN Refunding Series 2004 C (AMBAC) (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
$32,400,000	2.27%	07/06/2005	$32,400,000
Central Water Conservancy District GO VRDN Refunding for Tender Option Series 1998 E (AMBAC) (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
27,410,000	2.27	07/06/2005	27,410,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Tax-Free Money Market Fund (continued)
June 30, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Utah (continued)
Central Water Conservancy District GO VRDN Refunding for Tender Option Series 1998 F (AMBAC) (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
$14,185,000	2.27%	07/06/2005	$14,185,000
Central Water Conservancy District GO VRDN Refunding Series 2002 A (AMBAC) (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
14,775,000	2.27	07/06/2005	14,775,000
Central Water Conservancy District GO VRDN Series 2004 B (AMBAC) (Landesbank Hessen-Thueringen SPA) (VMIG1)
10,000,000	2.27	07/06/2005	10,000,000
Murray City Hospital VRDN RB for IHC Health Services, Inc. Series 2003 A (A-1+)
67,000,000	2.30	07/07/2005	67,000,000
Murray City Hospital VRDN RB for IHC Health Services, Inc. Series 2003 B (A-1+)
25,000,000	2.30	07/07/2005	25,000,000
Salt Lake County VRDN RB Sales Tax P-Floats-PT 2902 Series 2005 (A-1)(b)
8,005,000	2.31	07/06/2005	8,005,000
Utah County Hospital VRDN RB for IHC Health Services, Inc. Series 2002 C (Westdeutsche Landesbank SPA) (A-1+/VMIG1)
19,000,000	2.28	07/07/2005	19,000,000
Utah State GO VRDN P-Floats-PT 429 Series 2000 (Depfa Bank PLC) (A-1+)(b)
9,715,000	2.31	07/04/2005	9,715,000
Utah Transit Authority Sales Tax VRDN RB for Tender Option Subseries 2002 B (Bayerische Landesbank LOC) (A-1+/ VMIG1)
29,100,000	2.25	07/07/2005	29,100,000
Utah Water Finance Agency VRDN RB for Tender Options Series 2005 A-11 (AMBAC) (JP Morgan Chase & Co. SPA) (VMIG1)
8,400,000	2.32	07/06/2005	8,400,000
Utah Water Finance Agency VRDN RB for Tender Options Series 2005 A-12 (AMBAC) (JP Morgan Chase & Co. SPA) (VMIG1)
6,000,000	2.32	07/06/2005	6,000,000
Utah Water Finance Agency VRDN RB Series 2002 A-1 (AMBAC) (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
8,170,000	2.32	07/06/2005	8,170,000
Utah Water Finance Agency VRDN RB Series 2004 A-9 (AMBAC) (JP Morgan Chase & Co. SPA) (VMIG1)
10,000,000	2.32	07/06/2005	10,000,000
Weber County Hospital VRDN RB for IHC Health Services, Inc. Series 2000 B (Westdeutsche Landesbank SPA) (A-1+/VMIG1)
7,400,000	2.30	07/01/2005	7,400,000
Weber County Hospital VRDN RB for IHC Health Services, Inc. Series 2000 C (Landesbank Hessen-Thueringen SPA) (A-1+/ VMIG1)
17,650,000	2.30	07/01/2005	17,650,000

			$314,210,000

Virginia—1.1%
Fairfax County GO Refunding for Public Improvements Series 2004 B (AAA/Aaa)
$7,000,000	6.00%	10/01/2005	$7,070,766
Fairfax County IDA VRDN RB for Inova Health Systems Project PJ Series 2005 A-1 (A-1+/VMIG1)
16,600,000	2.29	07/06/2005	16,600,000
Fairfax County IDA VRDN RB for Inova Health Systems Project Series 2005 A-2 (A-1+/VMIG1)
8,500,000	2.29	07/06/2005	8,500,000
Reid Hospital & Health Care Service, Inc. VRDN RB for Reid Hospital Project Series 2005 A (FSA) (JP Morgan Chase & Co. SPA) (A-1+)
10,000,000	2.28	07/06/2005	10,000,000
Roanoke IDA Hospital VRDN RB Refunding for Carilion Health Systems Series 2002 D (Bank of America N.A. SPA) (A-1+/VMIG1)(a)
6,520,000	2.28	07/01/2005	6,520,000
Roanoke IDA VRDN RB for Carilion Health System Series 2002 B (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)(a)
4,650,000	2.30	07/01/2005	4,650,000
Suffolk GO Refunding for Public Improvement Series 2003 (AA-/ Aa2)
5,085,000	6.00	08/01/2005	5,102,233
Virginia College Building Authority Educational Facilities VRDN RB for The University of Richmond Project Series 1999 (SunTrust Bank SPA) (VMIG1)
3,000,000	2.29	07/06/2005	3,000,000
Virginia College Building Authority Educational Facilities VRDN RB for University of Richmond Project Series 2004 (SunTrust Bank SPA) (VMIG1)
12,000,000	2.29	07/06/2005	12,000,000
Virginia State Public School Authority VRDN RB P-Floats-PT 2746 Series 2005 (Merrill Lynch Capital Services SPA) (F1+)(b)
7,535,000	2.30	07/06/2005	7,535,000
Virginia Transportation Board RB for Federal Highway Reimbursement Anticipation Notes Series 2000 (AA/Aa2)
5,325,000	5.50	10/01/2005	5,371,985

			$86,349,984

Washington—5.4%
Energy Northwest Electric VRDN RB Merlots Series 2003-A04 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)(a)(b)
$8,730,000	2.32%	07/06/2005	$8,730,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Washington (continued)
Energy Northwest Electric VRDN RB Refunding for Project No. 3 Series 2003 E (JP Morgan Chase & Co. LOC) (A-1+/VMIG1)(a)
$66,725,000	2.32%	07/06/2005	$66,725,000
Grant County Public Utility District VRDN Eagle Tax-Exempt Trust Series 2001-4702 Class A (FSA) (Citibank N.A. SPA) (A-1+)(b)
8,810,000	2.32	07/07/2005	8,810,000
King & Snohomish Counties Washington School District #417 Northshore GO VRDN P-Floats-PT 1445 Series 2002 (Merrill Lynch Capital Services SPA) (A-1)(b)
5,190,000	2.31	07/06/2005	5,190,000
King County GO VRDN P-Floats-PT 2703 Series 2005 (Merrill Lynch Capital Services SPA) (A-1)(b)
9,530,000	2.31	07/06/2005	9,530,000
King County School District No. 401 Highline Public Schools GO VRDN P-Floats-PT 1423 (FGIC) (Merrill Lynch Capital Services SPA) (A-1)(b)
11,095,000	2.31	07/06/2005	11,095,000
King County Sewer VRDN RB Eagle Tax-Exempt Trust Series 2005-0019 Class A (MBIA) (Citibank N.A. SPA) (A-1+)(b)
10,890,000	2.32	07/07/2005	10,890,000
King County Sewer VRDN RB Merlots Series 2004 C 30 (FSA) (Wachovia Bank N.A. SPA) (VMIG1)(a)(b)
7,530,000	2.32	07/06/2005	7,530,000
King County Water & Sewer Systems CP Series 2005 (Bayerische Landesbank SPA) (A-1/P-1)
20,300,000	2.10	07/20/2005	20,300,000
9,000,000	2.10	07/26/2005	9,000,000
18,000,000	2.75	09/07/2005	18,000,000
13,000,000	2.75	10/14/2005	13,000,000
Port Seattle VRDN RB Series 2003 849-D (MBIA) (Morgan Stanley SPA) (A-1)(a)(b)
20,356,500	2.31	07/07/2005	20,356,500
Seattle Water Systems VRDN RB Eagle Tax-Exempt Trust Series 2005-0016 Class A (MBIA) (Citibank N.A.) (A-1+)(a)(b)
12,530,000	2.32	07/07/2005	12,530,000
Tacoma Regional Water Supply Systems VRDN RB Merlots Series 2003-B05 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)(b)
13,865,000	2.32	07/06/2005	13,865,000
Washington State COPS Eagle Tax-Exempt Trust Series 2000 Class A (Citibank N.A. SPA) (A-1+)(b)
12,000,000	2.32	07/06/2005	12,000,000
Washington State Eagle Tax-Exempt Trust Series 2002 (Merrill Lynch Capital Services SPA) (A-1)(a)(b)
10,325,000	2.31	07/06/2005	10,325,000
Washington State Eagle Tax-Exempt Trust Series 2002-4703 Class A (MBIA) (Citibank N.A. SPA) (A-1+)(b)
6,915,000	2.32	07/07/2005	6,915,000
Washington State GO Eagle Tax-Exempt Trust Series 1996C-4704 Class A (Citibank N.A. SPA) (A-1+)(b)
8,525,000	2.32	07/06/2005	8,525,000
Washington State GO Series 2003 A (FGIC) (AA/Aa1)
6,780,000	5.00	07/01/2005	6,780,000
Washington State GO VRDN Eagle Tax-Exempt Trust Series 1998-4702 Class A (Citibank N.A. SPA) (A-1+)(b)
6,500,000	2.32	07/06/2005	6,500,000
Washington State GO VRDN Eagle Tax-Exempt Trust Series 2002-4701 Class A (FSA) (Citibank N.A. SPA) (A-1+)(b)
10,060,000	2.32	07/07/2005	10,060,000
Washington State GO VRDN for Merlots Series 2002 A65 (Wachovia Bank N.A. SPA) (VMIG1)(a)(b)
7,565,000	2.32	07/06/2005	7,565,000
Washington State GO VRDN Merlots Series 2002 A-57 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)(a)(b)
20,415,000	2.32	07/06/2005	20,415,000
Washington State GO VRDN Merlots Series 2003 B-23 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)(b)
18,190,000	2.32	07/06/2005	18,190,000
Washington State GO VRDN Merlots Series 2004 A-07 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)(a)(b)
5,720,000	2.32	07/06/2005	5,720,000
Washington State GO VRDN Merlots Series 2004 B 22 (FSA) (Wachovia Bank N.A. SPA) (A-1)(a)(b)
4,985,000	2.32	07/06/2005	4,985,000
Washington State GO VRDN Merlots Series 2004 C10 (AMBAC) (Wachovia Bank N.A. SPA) (VMIG1)(b)
8,405,000	2.32	07/06/2005	8,405,000
Washington State GO VRDN P-Floats-PT 1111 Series 2003 (Merrill Lynch Capital Services SPA) (A-1)(b)
2,490,000	2.32	07/06/2005	2,490,000
Washington State GO VRDN P-Floats-PT 2093 Series 2004 (AMBAC) (Merrill Lynch Capital Services SPA) (F1+)(a)(b)
8,940,000	2.31	07/06/2005	8,940,000
Washington State GO VRDN P-Floats-PT 2308 Series 2004 (MBIA) (Merrill Lynch Capital Services SPA) (A-1)(a)(b)
5,870,000	2.31	07/06/2005	5,870,000
Washington State GO VRDN P-Floats-PT 2560 Series 2005 (MBIA) (Merrill Lynch Capital Services SPA) (F1+)(b)
8,610,000	2.31	07/06/2005	8,610,000
Washington State GO VRDN P-Floats-PT 2600 Series 2005 (MBIA) (Merrill Lynch Capital Services SPA) (F1+)(b)
6,525,000	2.31	07/06/2005	6,525,000
Washington State GO VRDN P-Floats-PT 433 Series 2000 (Merrill Lynch Capital Services SPA) (A-1+)(b)
19,865,000	2.31	07/06/2005	19,865,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Tax-Free Money Market Fund (continued)
June 30, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Washington (continued)
Washington State Health Care Facilities Authority VRDN RB for Catholic Health Initiatives Series 2002 B (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
$22,000,000	2.32%	07/06/2005	$22,000,000

			$436,236,500

West Virginia—0.1%
Marshall County VRDN PCRB for Mountaineer Carbon Co. Series 2005 (A-1+/P-1)
$6,500,000	2.30%	07/01/2005	$6,500,000

Wisconsin—2.7%
Delavan Darien School District TRANS Series 2004
$1,100,000	3.00%	08/26/2005	$1,102,190
Milwaukee Metropolitan Sewage District GO Capital Purpose Bonds Series 1992 A Eagle Tax-Exempt Trust Series 1994-4905 Class A (Citibank N.A. SPA) (A-1)(b)
10,300,000	2.32	10/01/2005	10,300,000
Milwaukee Metropolitan Sewage District GO VRDN P-Floats-PT 2678 Series 2005 (Dexia Credit Local SPA) (F1+)(b)
11,650,000	2.31	07/06/2005	11,650,000
Wisconsin State GO VRDN P-Floats PT 2686 Series 2005 (MBIA) (Merrill Lynch Capital Services SPA) (F1+)(b)
9,995,000	2.31	07/06/2005	9,995,000
Wisconsin State GO VRDN P-Floats-PT 1507 Series 2002 (FGIC) (Merrill Lynch Capital Services SPA) (A-1+)(b)
5,815,000	2.31	07/06/2005	5,815,000
Wisconsin State GO VRDN P-Floats-PT 2213 Series 2004 (MBIA) (Merrill Lynch Capital Services SPA) (F1+)(b)
29,960,000	2.31	07/06/2005	29,960,000
Wisconsin State GO VRDN P-Floats-PT 2526 Series 2005 (MBIA) (Merrill Lynch Capital Services SPA) (F1+)(b)
8,195,000	2.31	07/06/2005	8,195,000
Wisconsin State GO VRDN Series 2004-901 (MBIA) (Morgan Stanley SPA) (VMIG1)(b)
6,000,000	2.31	07/07/2005	6,000,000
Wisconsin State Health & Educational Facilities Authority VRDN RB for Aurora Health Care, Inc. Series 1999 C (KBC Bank N.V. and Bank of Nova Scotia) (A-1)
10,000,000	2.24	07/06/2005	10,000,000
Wisconsin State Health & Educational Facilities Authority VRDN RB for Froedtert & Community Health Series 2005 B (AMBAC) (Morgan Stanley Bank SPA) (A-1)
20,000,000	2.23	07/07/2005	20,000,000
Wisconsin State Health & Educational Facilities Authority VRDN RB for Froedtert & Community Health Series 2005 C (AMBAC) (Morgan Stanley Bank SPA) (A-1)
8,500,000	2.27	07/07/2005	8,500,000
Wisconsin State Health & Educational Facilities Authority VRDN RB P-Floats-PT 917 Series 2004 (MBIA) (Landesbank Hessen-Thueringen SPA) (F1+)(b)
78,990,000	2.31	07/06/2005	78,990,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Wisconsin—2.7% (continued)
Wisconsin State Transportation Board VRDN RB Eagle Tax-Exempt Trust Series 2000-4901 Class A (Citibank N.A. SPA) (A-1+)(b)
$7,615,000	2.32%	07/07/2005	$7,615,000
Wisconsin State Transportation VRDN RB ROCS-RR-II-R 1070 Series 2005 (FSA) (Citigroup Global Markets SPA) (A-1+)(a)(b)
8,980,000	2.32	07/07/2005	8,980,000

			$217,102,190

Total Investments—102.1%			$8,222,362,319

The percentage shown for each category reflects the value of the investments in that category as a percentage of net assets.

(a)	All or portion represents a forward commitment.

(b)	Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At June 30, 2005, these securities amounted to $2,581,854,500 or approximately 33.4% of net assets.

(c)	Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At June 30, 2005, these securities amounted to $28,240,000 or approximately 0.3% of net assets.

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.

Security ratings are obtained from Standard & Poor’s/Moody’s Investor Service/Fitch. A description of the ratings is available in the Fund’s Statement of Additional Investment Information.

The accompanying notes are an integral part of these financial statements.

Investment Abbreviations:

AMBAC	—	Insured by American Municipal Bond Assurance Corp.
BANS	—	Bond Anticipation Notes
COPS	—	Certificates of Participation
CP	—	Commercial Paper
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLMC	—	Insured by Federal Home Loan Mortgage Corp.
FNMA	—	Insured by Federal National Mortgage Association
FSA	—	Insured by Financial Security Assurance Co.
GO	—	General Obligation
IDA	—	Industrial Development Authority
IDB	—	Industrial Development Bond
IDRB	—	Industrial Development Revenue Bond
LOC	—	Letter of Credit
MBIA	—	Insured by Municipal Bond Investors Assurance
MBIA-IBC	—	Insured by Municipal Bond Investors Assurance — Insured Bond Certificates
MF Hsg.	—	Multi-Family Housing
PCRB	—	Pollution Control Revenue Bond
PSF-GTD	—	Guaranteed by Permanent School Fund
RANS	—	Revenue Anticipation Notes
RB	—	Revenue Bond
RMKT	—	Remarketed
ROCS	—	Reset Option Certificates
SPA	—	Stand-by Purchase Agreement
TANS	—	Tax Anticipation Notes
TFA	—	Transportation Finance Authority
TRANS	—	Tax Revenue Anticipation Notes
VRDN	—	Variable Rate Demand Notes
XLCA	—	Insured by XL Capital Assurance
__________________________________________________________

The accompanying notes are an integral part of these financial statements.

Sector Allocations†
as of June 30, 2005

Taxable Funds

Security Type	Prime	Money		Treasury	Treasury
(Percentage of Portfolio)	Obligations	Market	Government	Obligations	Instruments	Federal

Bank Notes	0.1%	—	—	—	—	—

Certificates of Deposit	5.5	0.6%	—	—	—	—

Certificates of Deposit-Eurodollar	—	4.0	—	—	—	—

Certificates of Deposit-Yankeedollar	—	9.1	—	—	—	—

Commercial Paper & Corporate Obligations	40.6	37.5	—	—	—	—

Master Demand Notes	1.6	0.8	—	—	—	—

Medium Term Notes	0.1	—	—	—	—	—

Repurchase Agreements	15.4	12.5	40.2%	94.5%	—	—

Time Deposits	1.5	3.3	—	—	—	—

US Government Agency Obligations	22.3	13.0	59.8	—	—	96.8%

US Treasury Obligations	—	—	—	5.5	100.0%	3.2

Variable Rate Obligations	12.9	19.2	—	—	—	—

Tax Exempt Funds

Security Type	Tax-Free
(Percentage of Portfolio)	Money Market

Commercial Paper	13.8%

General Obligation Bond	0.7

Put Bonds	1.3

Revenue Anticipation Notes	0.3

Revenue Bonds	0.2

Tax and Revenue Anticipation Notes	5.2

Tax Anticipation Notes	1.2

Variable Rate Obligations	77.3

†	The funds are actively managed and, as such, their composition may differ over time.

Goldman Sachs Trust—Financial Square Funds

Statements of Assets and Liabilities
June 30, 2005 (Unaudited)

	Prime	Money
	Obligations	Market
	Fund	Fund

Assets:
Investment in securities, based on amortized cost	$19,395,284,312	$10,482,653,944
Repurchase agreements, based on amortized cost — unaffiliated issuers	3,258,700,000	1,217,100,000
Repurchase agreements, based on amortized cost — affiliated issuers	275,100,000	278,200,000
Cash	12,493	95,721
Receivables:
Investment securities sold	—	—
Interest	37,365,780	23,957,313
Fund shares sold	61,270	3,177,639
Reimbursements from investment adviser	—	—
Other assets	266,026	140,410

Total assets	$22,966,789,881	12,005,325,027

Liabilities:
Due to custodian	—	—
Payables:
Investment securities purchased	125	—
Income distribution	35,350,230	11,685,360
Fund shares repurchased	14,683	1,550,313
Amounts owed to affiliates	3,285,862	1,685,950
Accrued expenses and other liabilities	1,533,818	439,529

Total liabilities	40,184,718	15,361,152

Net Assets:
Paid-in capital	22,926,605,163	11,989,963,875
Accumulated net realized loss on investment transactions	—	—

Net assets	$22,926,605,163	$11,989,963,875

Net asset value, offering and redemption price per share:	$1.00	$1.00

Net Assets:
FST Shares	16,994,790,031	10,759,290,465
FST Select Shares	64,068,826	145,084,875
FST Preferred Shares	1,367,578,673	143,278,583
FST Capital Shares	239,353,136	18,972,162
FST Administration Shares	3,005,803,686	623,053,393
FST Service Shares	1,255,010,811	300,284,397

Shares outstanding:
FST Shares	16,994,790,031	10,759,290,465
FST Select Shares	64,068,826	145,084,875
FST Preferred Shares	1,367,578,673	143,278,583
FST Capital Shares	239,353,136	18,972,162
FST Administration Shares	3,005,803,686	623,053,393
FST Service Shares	1,255,010,811	300,284,397

Total shares outstanding, $0.001 par value (unlimited number of shares authorized)	22,926,605,163	11,989,963,875

The accompanying notes are an integral part of these financial statements.

Treasury	Treasury			Tax-Free
Obligations	Instruments	Government	Federal	Money Market
Fund	Fund	Fund	Fund	Fund

$241,244,126	$2,055,789,973	$2,249,850,963	$7,828,018,541	$8,222,362,319
4,142,400,000	—	1,439,400,000	—	—
—	—	71,700,000	—	—
95,898	96,544	40,579	45,351	—
—	—	—	374,290,538	79,276,089
851,806	—	7,380,324	12,573,335	37,108,390
—	—	7,479	463	779,942
22,348	26,885	23,859	6,722	—
144,783	38,753	61,161	92,871	96,465

4,384,758,961	$2,055,952,155	3,768,464,365	$8,215,027,821	8,339,623,205

—	—	—	—	2,643,696
—	—	—	399,002,889	279,071,939
6,877,931	2,763,453	4,841,912	5,503,711	4,631,420
177,000	—	—	—	257,444
696,417	317,810	517,114	1,196,473	1,115,343
787,280	256,875	449,507	446,842	280,275

8,538,628	3,338,138	5,808,533	406,149,915	288,000,117

4,376,220,333	2,052,614,017	3,762,655,832	7,808,884,243	8,051,955,138
—	—	—	(6,337)	(332,050)

$4,376,220,333	2,052,614,017	$3,762,655,832	7,808,877,906	$8,051,623,088

$1.00	$1.00	$1.00	$1.00	$1.00

1,404,436,542	1,458,708,796	1,808,138,848	6,722,708,205	7,143,393,618
1,151	65,507	101,798,440	3,129	94,191,395
482,638,301	46,720,409	640,331,259	63,287,984	251,012,227
1,221,346	8,633,169	102,413,124	3,731,280	74,530,434
1,729,470,597	429,856,602	859,914,911	539,134,404	342,854,595
758,452,396	108,629,534	250,059,250	480,012,904	145,640,819

1,404,436,542	1,458,708,796	1,808,138,848	6,722,713,656	7,143,573,966
1,151	65,507	101,798,440	3,129	94,194,880
482,638,301	46,720,409	640,331,259	63,288,036	251,014,808
1,221,346	8,633,169	102,413,124	3,731,283	74,530,384
1,729,470,597	429,856,602	859,914,911	539,134,853	342,863,893
758,452,396	108,629,534	250,059,250	480,013,286	145,640,458

4,376,220,333	2,052,614,017	3,762,655,832	7,808,884,243	8,051,818,389

Goldman Sachs Trust—Financial Square Funds

Statements of Operations
For the Six Months Ended June 30, 2005 (Unaudited)

	Prime
	Obligations	Money
	Fund	Market Fund

Investment income:
Interest—unaffiliated	$316,871,501	$166,349,640
Interest—affiliated	10,165,510	1,964,013

Total income	327,037,011	168,313,653

Expenses:
Non-Class Specific Expenses:
Management fees	24,232,133	12,380,541
Custody and accounting fees	771,340	454,428
Registration fees	132,954	45,590
Professional fees	31,965	31,965
Printing fees	17,474	17,474
Trustee fees	7,823	7,823
Other	299,111	165,354

Subtotal	25,492,800	13,103,175
Class Specific Expenses:
Administration Share fees	3,652,076	818,437
Service Share fees	2,756,927	739,188
Preferred Share fees	732,403	58,569
Capital Share fees	166,830	12,514
Select Share fees	11,851	14,054

Total expenses	32,812,887	14,745,937
Less—expense reductions	(4,137,726)	(2,114,295)

Net expenses	28,675,161	12,631,642

Net investment income	298,361,850	155,682,011

Net realized loss on investment transactions	(65,442)	—

Net increase in net assets resulting from operations	$298,296,408	$155,682,011

The accompanying notes are an integral part of these financial statements.

Treasury	Treasury			Tax-Free
Obligations	Instruments	Government		Money Market
Fund	Fund	Fund	Federal Fund	Fund

$59,020,001	$24,025,152	$52,021,744	$99,077,465	$86,555,939
—	—	1,458,209	—	—

59,020,001	24,025,152	53,479,953	99,077,465	86,555,939

4,519,850	1,908,910	4,006,253	7,520,462	8,202,951
250,793	166,181	214,173	330,291	351,117
49,010	27,127	42,718	57,856	43,592
29,485	27,502	28,246	31,965	28,810
18,235	18,235	17,474	17,474	17,300
7,823	7,823	7,823	7,823	7,823
78,375	41,727	80,610	109,225	102,032

4,953,571	2,197,505	4,397,297	8,075,096	8,753,625

2,034,545	383,899	1,093,552	718,580	432,275
1,573,355	288,983	732,347	1,185,367	311,600
241,274	11,305	196,892	25,305	117,333
1,590	15,136	81,756	2,792	58,245
—	9	23,201	—	17,705

8,804,335	2,896,837	6,525,045	10,007,140	9,690,783
(456,276)	(298,491)	(801,983)	(591,892)	(1,400,504)

8,348,059	2,598,346	5,723,062	9,415,248	8,290,279

50,671,942	21,426,806	47,756,891	89,662,217	78,265,660

(377,242)	(75,952)	(379,603)	(57,015)	(52,513)

$50,294,700	$21,350,854	$47,377,288	$89,605,202	$78,213,147

Goldman Sachs Trust—Financial Square Funds

Statements of Changes in Net Assets

	Prime Obligations Fund

	For the
	Six Months
	Ended	For the
	June 30, 2005	Year Ended
	(Unaudited)	December 31, 2004

From operations:
Net investment income	$298,361,850	$291,239,486
Net realized gain (loss) on investment transactions	(65,442)	771,611

Net increase in net assets resulting from operations	298,296,408	292,011,097

Distributions to shareholders:
From net investment income
FST Shares	(230,547,545)	(231,767,815)
FST Select Shares	(990,626)	(1,147,793)
FST Preferred Shares	(18,107,585)	(18,831,911)
FST Capital Shares	(2,701,187)	(2,492,876)
FST Administration Shares	(34,289,746)	(31,298,177)
FST Service Shares	(11,573,751)	(6,558,493)

Total distributions to shareholders	(298,210,440)	(292,097,065)

From share transactions (at $1.00 per share):
Proceeds from sales of shares	98,144,773,191	198,626,247,750
Proceeds received in connection with merger (Note 7)	—	118,576,062
Reinvestment of dividends and distributions	105,172,146	104,083,915
Cost of shares repurchased	(96,917,433,554)	(205,779,728,582)

Net increase (decrease) in net assets resulting from share transactions	1,332,511,783	(6,930,820,855)

Total increase (decrease)	1,332,597,751	(6,930,906,823)
Net assets:
Beginning of period	21,594,007,412	28,524,914,235

End of period	$22,926,605,163	$21,594,007,412

Undistributed net investment income	$—	$—

The accompanying notes are an integral part of these financial statements.

Money Market Fund		Treasury Obligations Fund		Treasury Instruments Fund

For the		For the		For the
Six Months		Six Months		Six Months
Ended	For the	Ended	For the	Ended	For the
June 30, 2005	Year Ended	June 30, 2005	Year Ended	June 30, 2005	Year Ended
(Unaudited)	December 31, 2004	(Unaudited)	December 31, 2004	(Unaudited)	December 31, 2004

$155,682,011	$120,512,007	$50,671,942	$39,638,672	$21,426,806	$13,657,803
—	356,438	(377,242)	(382,116)	(75,952)	190,318

155,682,011	120,868,445	50,294,700	39,256,556	21,350,854	13,848,121

(141,869,495)	(112,081,054)	(20,227,936)	(18,759,296)	(16,513,822)	(11,060,420)
(1,263,168)	(464,767)	(15)	(20,334)	(753)	(1,969)
(1,508,125)	(1,435,181)	(5,651,142)	(4,860,623)	(242,105)	(175,927)
(206,459)	(437,748)	(24,153)	(26,582)	(224,964)	(234,969)
(7,729,336)	(4,293,670)	(17,950,083)	(12,522,007)	(3,279,964)	(1,874,162)
(3,105,428)	(2,156,025)	(6,183,877)	(3,325,208)	(1,088,474)	(501,446)

(155,682,011)	(120,868,445)	(50,037,206)	(39,514,050)	(21,350,082)	(13,848,893)

37,109,899,835	53,246,533,953	16,124,926,680	30,806,582,717	6,281,380,386	9,643,417,022
—	—	—	—	—	—
88,482,102	64,407,536	14,694,716	13,642,007	6,611,517	3,428,548
(35,438,083,076)	(54,452,942,253)	(16,778,550,765)	(29,788,471,674)	(6,361,744,716)	(8,656,710,800)

1,760,298,861	(1,142,000,764)	(638,929,369)	1,031,753,050	(73,752,813)	990,134,770

1,760,298,861	(1,142,000,764)	(638,671,875)	1,031,495,556	(73,752,041)	990,133,998

10,229,665,014	11,371,665,778	5,014,892,208	3,983,396,652	2,126,366,058	1,136,232,060

$11,989,963,875	$10,229,665,014	$4,376,220,333	$5,014,892,208	$2,052,614,017	$2,126,366,058

$—	$—	$—	$124,622	$—	$—

Goldman Sachs Trust—Financial Square Funds

Statements of Changes in Net Assets

Government Fund

	For the
	Six Months
	Ended	For the
	June 30, 2005	Year Ended
	(Unaudited)	December 31, 2004

From operations:
Net investment income	$47,756,891	$45,599,992
Net realized gain (loss) on investment transactions	(379,603)	3,803

Net increase in net assets resulting from operations	47,377,288	45,603,795

Distributions to shareholders:
From net investment income
FST Shares	(26,341,162)	(27,024,362)
FST Select Shares	(1,928,541)	(1,339,445)
FST Preferred Shares	(4,782,504)	(5,611,944)
FST Capital Shares	(1,317,288)	(892,716)
FST Administration Shares	(10,002,174)	(8,820,087)
FST Service Shares	(3,005,619)	(1,915,241)

Total distributions to shareholders	(47,377,288)	(45,603,795)

From share transactions (at $1.00 per share):
Proceeds from sales of shares	16,410,485,201	31,090,402,852
Proceeds received in connection with merger (Note 7)	—	—
Reinvestment of dividends and distributions	22,055,202	18,324,949
Cost of shares repurchased	(17,288,525,486)	(30,243,062,061)

Net increase (decrease) in net assets resulting from share transactions	(855,985,083)	865,665,740

Total increase (decrease)	(855,985,083)	865,665,740
Net assets:
Beginning of period	4,618,640,915	3,752,975,175

End of period	$3,762,655,832	$4,618,640,915

Undistributed net investment income	$—	$—

The accompanying notes are an integral part of these financial statements.

Federal Fund		Tax-Free Money Market

For the		For the
Six Months		Six Months
Ended	For the	Ended	For the
June 30, 2005	Year Ended	June 30, 2005	Year Ended
(Unaudited)	December 31, 2004	(Unaudited)	December 31, 2004

$89,662,217	$83,476,561	$78,265,660	$81,811,593
(57,015)	120,922	(52,513)	(92,197)

89,605,202	83,597,483	78,213,147	81,719,396

(77,740,338)	(75,198,250)	(70,152,513)	(75,450,477)
(38)	(60)	(1,154,049)	(1,706,359)
(610,741)	(1,039,424)	(2,270,746)	(1,874,561)
(43,657)	(39,599)	(721,442)	(117,030)
(6,434,622)	(4,207,112)	(2,996,218)	(2,298,727)
(4,782,143)	(3,113,038)	(970,692)	(364,439)

(89,611,539)	(83,597,483)	(78,265,660)	(81,811,593)

19,603,999,147	32,658,000,785	24,912,444,355	44,722,231,278
—	—	—	—
61,578,482	62,162,740	51,633,049	53,945,332
(20,401,806,017)	(32,289,700,292)	(25,749,695,635)	(43,607,686,452)

(736,228,388)	430,463,233	(785,618,231)	1,168,490,158

(736,234,725)	430,463,233	(785,670,744)	1,168,397,961

8,545,112,631	8,114,649,398	8,837,293,832	7,668,895,871

$7,808,877,906	$8,545,112,631	$8,051,623,088	$8,837,293,832

$—	$—	$—	$—

Goldman Sachs Trust—Financial Square Funds

Notes to Financial Statements
June 30, 2005 (Unaudited)

1. Organization

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940 (as amended) (the “Act”) as an open-end, management investment company. The Trust includes the Financial Square Funds, collectively, “the Funds,” or individually, a “Fund.” Financial Square consists of seven diversified funds: Prime Obligations, Money Market, Treasury Obligations, Treasury Instruments, Government, Federal and Tax-Free Money Market. The Funds offer six classes of shares—FST Shares, FST Select Shares, FST Preferred Shares, FST Capital Shares, FST Administration Shares and FST Service Shares. The investment objective of the Funds is to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high quality money market instruments.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A. Investment Valuation—

Each Fund uses the amortized-cost method, as permitted by Rule 2a-7 under the Act, for valuing portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

B. Security Transactions and Interest Income—

Security transactions are recorded as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted. Net investment income (other than class specific expenses) and realized gains or losses are allocated daily to each class of shares of the Fund based upon the relative proportion of net assets of each class.

C. Federal Taxes—

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable and tax-exempt income to its shareholders. Accordingly, no federal tax provisions are required. Income distributions to shareholders are declared and recorded daily and paid monthly by the Funds.
   The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with Federal income tax rules. Therefore, the source of the Funds’ distributions is shown in the accompanying financial statements as from net investment income.
   At December 31, 2004 (tax-year-end), the following Fund had a capital loss carryforward for U.S. federal tax purposes of approximately:

	Year of
Fund	Expiration	Amount

Tax-Free Money Market	2011	$187,000
	2012	87,000

	Total	$274,000

   Expiration occurs on December 31 of the year indicated. This amount is available to be carried forward to offset future capital gains to the extent permitted by applicable laws and regulations.

   The amortized cost for each Fund stated in the accompanying Statements of Assets and Liabilities also represents aggregate cost for U.S. federal income tax purposes.

D. Expenses—

Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds on a straight-line or pro-rata basis depending upon the nature of the expense. FST Select, FST Preferred, FST Capital, FST Administration and FST Service Shares bear all expenses and fees relating to their respective service plans.

E. Forward Commitment Transactions—

The Funds may enter into forward commitments. These transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond a customary settlement. As a result of entering into these transactions, the Funds are required to segregate liquid assets equal to or greater than the market value of the corresponding transactions. Losses may arise due to changes in the market value of the security or from the inability of counterparties to meet the terms of the transaction.

F. Repurchase Agreements—

Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to equal or exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Funds’ custodian or designated subcustodians under triparty repurchase agreements.
   Pursuant to exemptive relief granted by the Securities and Exchange Commission (the “SEC”) and terms and conditions contained therein, the Funds, together with other registered investment companies having management agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.

3. Agreements

GSAM, an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”), serves as investment adviser pursuant to an Investment Management Agreement (the “Agreement”) with the Trust on behalf of the Funds. Under the Agreements, GSAM manages the Funds, subject to the general supervision of the Trust’s Board of Trustees.
   As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the Funds’ business affairs, including providing facilities, GSAM is entitled to a fee (“Management fee”) computed daily and payable monthly, at an annual percentage rate equal to .205% of each Fund’s average daily net assets.
   For the six months ended June 30, 2005, GSAM has voluntarily agreed to waive a portion of its Management Fee equal annually to 0.035% of the average daily net assets of Prime Obligations, Money Market, Government and Tax-Free Money Market Funds and .015% of the average daily net assets of the Treasury Obligations, Treasury Instruments and Federal Funds.
   Additionally, GSAM has voluntarily agreed to limit certain “Other Expenses” of the Funds (excluding Management fees, Select service fees, Preferred administration fees, Capital administration fees, Administration fees, Service fees, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses) to the extent such expenses exceed, on an annual basis, .014% of

Goldman Sachs Trust—Financial Square Funds

Notes to Financial Statements (continued)
June 30, 2005 (Unaudited)

the average daily net assets of each Fund. Such expense reimbursements, if any, are computed daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any.
   In addition, the Funds have entered into certain expense offset arrangements with the custodian resulting in a reduction in the Funds’ expenses. Such custody expense reductions are in addition to other expenses reimbursed by the adviser.
   For the six months ended June 30, 2005, expense reductions were as follows (in thousands):

		Other
		Expenses	Custody
	Management	Reimbursed	Fee
Fund	Fees Waived	by Adviser	Reductions	Total

Prime Obligations	$4,137	$—	$1	$4,138

Money Market	2,113	—	1	2,114

Treasury Obligations	330	125	1	456

Treasury Instruments	140	158	1	299

Government	684	117	1	802

Federal	550	41	1	592

Tax-Free Money Market	1,401	—	—	1,401

   Goldman Sachs serves as Transfer Agent and Distributor of shares of the Funds pursuant to Transfer Agent and Distribution Agreements and receives no separate fee.

   At a meeting held on June 16, 2005, the Board of Trustees of the Trust approved Transfer Agent Fees, and GSAM agreed to voluntarily increase its management fee waiver for the Funds, which will be effective July 1, 2005. GSAM will implement the waivers and fees for the Funds as follows:

	Management Fee	Transfer Agent
Fund	Waiver (BP)	Fee (BP)

Prime Obligations	5	1.5

Money Market	5	1.5

Treasury Obligations	3	1.5

Treasury Instruments	3	1.5

Government	5	1.5

Federal	3	1.5

Tax-Free Money Market	5	1.5

   The fee waivers can be modified or terminated in the future upon notice to the Board and without shareholder approval.

   At June 30, 2005, the amounts owed to affiliates were as follows (in thousands):

		Affiliated
Fund	Management	Dealers	Total

Prime Obligations	$3,283	$3	$3,286

Money Market	1,681	5	1,686

Treasury Obligations	696	—	696

Treasury Instruments	318	—	318

Government	517	—	517

Federal	1,196	—	1,196

Tax-Free Money Market	1,115	—	1,115

4. Select, Preferred, Capital, Administration and Service Plans

The Trust, on behalf of each Fund, has adopted Service Plans. These plans allow for FST Select, FST Preferred, FST Capital, FST Administration and FST Service Shares to compensate service organizations for providing varying levels of account administration and shareholder liaison services to their customers who are beneficial owners of such shares. The Service Plans for FST Select, FST Preferred, FST Capital, FST Administration and FST Service Shares provide for compensation to the service organizations in an amount up to 0.03%, 0.10%, 0.15%, 0.25% and

0.50% (on an annual basis), respectively, of the average daily net asset value of the respective shares.

5. Line of Credit Facility

The Funds participate in a $350,000,000 committed, unsecured revolving line of credit facility. Under the most restrictive arrangement, each Fund must own securities having a market value in excess of 300% of the total bank borrowings. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate. The committed facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. During the six months ended June 30, 2005, the Funds did not have any borrowings under this facility.

6. Portfolio Concentrations

As a result of the Tax-Free Money Market Fund’s ability to invest a large percentage of its assets in obligations of issuers within certain states, it is subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting such states.

7. Other Matters

Exemptive Orders— Pursuant to Securities and Exchange Commission (“SEC”) exemptive orders, the Goldman Sachs Money Market Funds may enter into certain principal transactions with Goldman Sachs.

Legal Proceedings— Purported class and derivative action lawsuits were filed in April and May 2004 in the United States District Court for the Southern District of New York against the Goldman Sachs Group, Inc. (“GSG”), GSAM and certain related parties, including certain Goldman Sachs Funds and the Trustees and Officers of the Goldman Sachs Trust (the “GS Trust”). In June 2004 these lawsuits were consolidated into one action and in November 2004 a consolidated and amended complaint was filed against GSG, GSAM, Goldman Sachs Asset Management International (“GSAMI”), Goldman Sachs and certain related parties including certain Goldman Sachs Funds and the Trustees and Officers of the Trust and the GS Trust. Certain investment portfolios of the GS Trust were named as nominal defendants in the amended complaint. The amended complaint alleges violations of the Act and the Investment Advisers Act of 1940. The consolidated and amended complaint also asserts claims involving common law breach of fiduciary duty and unjust enrichment. The consolidated and amended complaint alleges, among other things, that between April 2, 1999 and January 9, 2004 (the ‘Class Period)”, GSAM and other defendants made improper and excessive brokerage commission and other payments to brokers that sold shares of the Goldman Sachs Funds; and omitted statements of fact in registration statements and reports filed pursuant to the Act which were necessary to prevent such registration statements and reports from being materially false and misleading. The consolidated and amended complaint further alleges that the Goldman Sachs Funds paid excessive and improper advisory fees to Goldman Sachs. The consolidated and amended complaint also alleges that GSAM and GSAMI used 12b-1 fees for improper purposes and made improper use of soft dollars. The complaint further alleges that the Trust and the GS Trust’s officers and trustees breached their fiduciary duties in connection with the foregoing. In addition, in March 2005 Jeanne and Don Masden filed a purported class action lawsuit in the United States District Court for the Southern District of New York against GSG, GSAM, Goldman Sachs, the Trustees of the GS Trust, the GS Trust, and certain related parties. The lawsuit amends a previously-filed complaint, and alleges breaches of fiduciary duties and duties of care owed under federal and state law resulting from a failure to ensure that equity securities held by the Goldman Sachs Funds participated in class action settlements for which they were eligible. Plaintiffs seek compensatory damages, disgorgement of the fees paid to the

Goldman Sachs Trust—Financial Square Funds

Notes to Financial Statements (continued)
June 30, 2005 (Unaudited)

investment advisers and punitive damages. Based on currently available information, GSAM and GSAMI believe that the likelihood that the pending purported class and derivative action lawsuits will have a material adverse financial impact on the Funds is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Goldman Sachs Funds.

Mergers and Reorganizations— At a meeting held on August 5, 2004, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (“the Agreement”) providing for the tax-free acquisition of the Golden Oak Prime Obligation Money Market Portfolio by the Goldman Sachs Financial Square Prime Obligations Fund. The acquisition was completed on September 28, 2004.

   Pursuant to the Agreement, the assets and liabilities of the Golden Oak Prime Obligation Money Market Portfolio Institutional Class and Administration Class were transferred into the Goldman Sachs Financial Square Prime Obligations Fund FST Shares and FST Administration Shares, respectively, in a tax-free exchange as follows:

			Acquired
			Fund’s
			Shares
	Exchanged		Outstanding
	Shares of	Value of	as of
	Survivor	Exchanged	September 28,
Survivor/Acquired Fund	Issued	Shares	2004

Goldman Sachs Financial Square Prime Obligations FST Shares/
Golden Oak Prime Obligation Money Market Institutional Class	108,682,365	$108,682,365	108,682,365

Goldman Sachs Financial Square Prime Obligations FST Administration Shares/
Golden Oak Prime Obligation Money Market Administration Class	9,893,697	$9,893,697	9,893,697

   The following chart shows the Survivor Fund’s and Acquired Fund’s aggregate net assets (immediately before and after the completion of the acquisition).

Survivor
	Survivor	Acquired	Fund’s
	Fund’s	Fund’s	Aggregate
	Aggregate	Aggregate	Net Assets
	Net Assets	Net Assets	immediately
	before	before	after
Survivor/Acquired Fund	acquisition	acquisition	acquisition

Goldman Sachs Financial Square Prime Obligations/
Golden Oak Prime Obligation Money Market	$23,861,383,951	$118,576,062	$23,979,960,013

   At a meeting held on November 4, 2004, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (“the Agreement”) providing for the tax-free acquisition of the Expedition Money Market and Tax-Free Money Market Funds into the Goldman Sachs Financial Square Prime Obligation and Tax-Free Money Market Funds. The acquisition was completed on February 28, 2005.

   Pursuant to the Agreement, the assets and liabilities of the Expedition Equity (“Acquired Fund”) Institutional Class and Investment Services Class were transferred into the Goldman Sachs Financial Square Prime Obligation and Financial Square Tax-Free Money Market (“Survivor”) FST Administration Class and FST Service Class, respectively, in a tax-free exchange as follows:

			Acquired
			Fund’s
			Shares
	Exchanged		Outstanding
	Shares of	Value of	as of
	Survivor	Exchanged	February 25,
Survivor/Acquired Fund	Issued	Shares	2005

Goldman Sachs Financial Square Prime Obligation FST Administration Class/
Expedition Money Market Institutional Class	27,956,937	$27,956,937	27,956,937

Goldman Sachs Financial Square Prime Obligation FST Service Class/
Expedition Money Market Investment Service Class	143,924,508	$143,924,508	143,924,508

Goldman Sachs Financial Square Tax-Free Money Market FST Administration Class/
Expedition Tax-Free Money Market Institutional Class	5,198,906	$5,198,906	5,198,906

Goldman Sachs Financial Square Tax-Free Money Market FST Service Class/
Expedition Tax-Free Money Market Investment Service Class	70,176,189	$70,176,189	70,176,189

   The following chart shows the Survivor Fund’s and Acquired Fund’s aggregate net assets (immediately before and after the completion of the acquisition).

Survivor
	Survivor	Acquired	Fund’s
	Fund’s	Fund’s	Aggregate
	Aggregate	Aggregate	Net Assets
	Net Assets	Net Assets	immediately
	before	before	after
Survivor/Acquired Fund	acquisition	acquisition	acquisition

Goldman Sachs Financial Square Prime Obligation/
Expedition Money Market	$26,253,114,104	$171,881,446	$26,424,995,550

Goldman Sachs Financial Square Tax-Free Money Market/
Expedition Tax-Free Money Market	$8,370,503,410	$75,375,094	$8,445,878,505

Goldman Sachs Trust—Financial Square Funds

Notes to Financial Statements (continued)
June 30, 2005 (Unaudited)

8. Summary of Share Transactions (at $1.00 per share)

Share activity is as follows:

	Prime Obligations Fund

	For the
	Six Months Ended	For the
	June 30, 2005	Year Ended
	(Unaudited)	December 31, 2004

FST Shares:
Shares sold	74,143,052,820	149,415,996,379
Shares issued in connection with the merger	—	108,682,365
Reinvestment of dividends and distributions	80,115,867	80,817,800
Shares repurchased	(73,210,112,391)	(156,374,272,445)

	1,013,056,296	(6,768,775,901)

FST Select Shares:
Shares sold	755,704,276	1,970,685,984
Reinvestment of dividends and distributions	891,308	1,062,505
Shares repurchased	(773,164,903)	(1,944,969,503)

	(16,569,319)	26,778,986

FST Preferred Shares:
Shares sold	8,209,636,507	14,113,619,114
Reinvestment of dividends and distributions	11,671,902	11,593,336
Shares repurchased	(8,266,292,473)	(14,140,620,108)

	(44,984,064)	(15,407,658)

FST Capital Shares:
Shares sold	1,662,183,627	3,389,819,750
Reinvestment of dividends and distributions	881,958	830,793
Shares repurchased	(1,665,518,634)	(3,488,186,721)

	(2,453,049)	(97,536,178)

FST Administration Shares:
Shares sold	8,672,090,816	21,608,109,850
Shares issued in connection with the merger	—	9,893,697
Reinvestment of dividends and distributions	6,500,094	6,244,247
Shares repurchased	(8,438,340,491)	(21,939,474,763)

	240,250,419	(315,226,969)

FST Service Shares:
Shares sold	4,702,105,145	8,128,016,673
Reinvestment of dividends and distributions	5,111,017	3,535,234
Shares repurchased	(4,564,004,662)	(7,892,205,042)

	143,211,500	239,346,865

Net increase (decrease) in shares	1,332,511,783	(6,930,820,855)

Money Market Fund		Treasury Obligations Fund		Treasury Instruments Fund

For the		For the		For the
Six Months Ended	For the	Six Months Ended	For the	Six Months Ended	For the
June 30, 2005	Year Ended	June 30, 2005	Year Ended	June 30, 2005	Year Ended
(Unaudited)	December 31, 2004	(Unaudited)	December 31, 2004	(Unaudited)	December 31, 2004

31,944,634,883	46,393,669,794	6,133,470,251	10,166,558,155	4,474,644,351	6,973,922,693
—	—	—	—	—	—
78,896,181	58,643,025	7,809,896	9,290,243	5,701,793	2,745,806
(30,473,648,943)	(47,632,216,284)	(6,999,460,791)	(9,613,247,054)	(4,420,431,474)	(6,383,621,751)

1,549,882,121	(1,179,903,465)	(858,180,644)	562,601,344	59,914,670	593,046,748

420,458,348	253,161,352	—	11,900,000	—	7,563,069
1,242,713	449,569	15	20,156	752	843
(301,466,552)	(321,798,210)	(981)	(21,431,118)	—	(7,500,277)

120,234,509	(68,187,289)	(966)	(9,510,962)	752	63,635

1,299,887,307	818,442,242	1,245,916,308	1,919,911,721	59,810,756	416,577,756
1,497,666	1,344,407	403,295	300,025	114,876	94,547
(1,228,351,896)	(862,840,235)	(1,257,229,482)	(1,927,894,737)	(386,151,292)	(51,778,987)

73,033,077	(43,053,586)	(10,909,879)	(7,682,991)	(326,225,660)	364,893,316

12,141,065	278,191,169	8,173,750	9,148,174	27,100,856	80,530,513
206,414	321,303	20,591	9,630	222,390	221,680
(6,349,782)	(289,718,321)	(8,010,946)	(19,100,000)	(35,725,694)	(86,378,621)

5,997,697	(11,205,849)	183,395	(9,942,196)	(8,402,448)	(5,626,428)

3,047,525,866	4,687,922,615	6,316,356,836	14,596,691,379	1,180,775,612	1,501,060,807
—	—	—	—	—	—
4,777,937	2,427,464	1,362,641	1,360,373	241,280	171,197
(3,055,460,302)	(4,511,430,547)	(6,169,898,909)	(14,215,764,003)	(988,008,212)	(1,452,069,341)

(3,156,499)	178,919,532	147,820,568	382,287,749	193,008,680	49,162,663

385,252,366	815,146,781	2,421,009,535	4,102,373,288	539,048,811	663,762,184
1,861,191	1,221,768	5,098,278	2,661,580	330,426	194,475
(372,805,601)	(834,938,656)	(2,343,949,656)	(3,991,034,762)	(531,428,044)	(675,361,823)

14,307,956	(18,570,107)	82,158,157	114,000,106	7,951,193	(11,405,164)

1,708,398,861	(1,142,000,764)	(638,929,369)	1,031,753,050	(73,752,813)	990,134,770

Goldman Sachs Trust—Financial Square Funds

Notes to Financial Statements (continued)
June 30, 2005 (Unaudited)

8. Summary of Share Transactions (at $1.00 per share) (continued)

Share activity is as follows:

	Government Fund

	For the
	Six Months Ended	For the
	June 30, 2005	Year Ended
	(Unaudited)	December 31, 2004

FST Shares:
Shares sold	7,086,946,813	14,573,907,886
Shares issued in connection with the merger	—	—
Reinvestment of dividends and distributions	12,964,409	10,863,417
Shares repurchased	(7,678,742,091)	(14,103,872,859)

	(578,830,869)	480,898,444

FST Select Shares:
Shares sold	1,057,326,422	1,473,179,340
Reinvestment of dividends and distributions	1,920,458	1,282,323
Shares repurchased	(1,099,838,809)	(1,446,204,407)

	(40,591,929)	28,257,256

FST Preferred Shares:
Shares sold	2,575,727,416	3,019,180,291
Reinvestment of dividends and distributions	2,433,104	2,536,735
Shares repurchased	(2,568,539,982)	(2,824,701,648)

	9,620,538	197,015,378

FST Capital Shares:
Shares sold	2,218,814,513	4,218,956,832
Reinvestment of dividends and distributions	902,557	476,523
Shares repurchased	(2,212,744,859)	(4,241,408,195)

	6,972,211	(21,974,840)

FST Administration Shares:
Shares sold	2,580,540,317	5,969,286,537
Shares issued in connection with the merger	—	—
Reinvestment of dividends and distributions	2,845,368	2,443,953
Shares repurchased	(2,796,258,694)	(5,833,706,630)

	(212,873,009)	138,023,860

FST Service Shares:
Shares sold	891,129,720	1,835,891,966
Reinvestment of dividends and distributions	989,306	721,998
Shares repurchased	(932,401,051)	(1,793,168,322)

	(40,282,025)	43,445,642

Net increase (decrease) in shares	(855,985,083)	865,665,740

Federal Fund		Tax-Free Money Market Fund

For the		For the
Six Months Ended	For the	Six Months Ended	For the
June 30, 2005	Year Ended	June 30, 2005	Year Ended
(Unaudited)	December 31, 2004	(Unaudited)	December 31, 2004

15,948,288,038	25,756,264,216	23,004,111,926	41,750,864,583
—	—	—	—
57,078,270	58,651,227	49,833,898	52,374,661
(16,619,269,781)	(25,554,342,356)	(23,936,619,291)	(40,829,163,690)

(613,903,473)	260,573,087	(882,673,467)	974,075,554

—	34	209,011,498	644,350,588
38	35	465,101	559,889
—	(16,251)	(275,756,224)	(560,247,084)

38	(16,182)	(66,279,625)	84,663,393

109,056,036	736,373,293	469,057,829	678,274,393
279,845	180,974	375,620	272,918
(87,358,191)	(803,880,638)	(404,628,628)	(696,441,417)

21,977,690	(67,326,371)	64,804,821	(17,894,106)

—	—	194,746,991	113,077,484
43,656	39,598	325,126	85,674
(135,000)	(965,000)	(153,141,130)	(83,347,160)

(91,344)	(925,402)	41,930,987	29,815,998

1,577,097,167	2,647,893,579	557,611,397	889,592,449
—	—	—	—
1,908,926	1,669,472	387,886	477,059
(1,718,921,437)	(2,390,260,155)	(561,110,812)	(817,758,779)

(139,915,344)	259,302,896	(3,111,529)	72,310,729

1,969,557,906	3,517,469,663	477,904,714	646,071,781
2,267,747	1,621,434	245,418	175,131
(1,976,121,608)	(3,540,235,892)	(418,439,550)	(620,728,322)

(4,295,955)	(21,144,795)	59,710,582	25,518,590

(736,228,388)	430,463,233	(785,618,231)	1,168,490,158

Goldman Sachs Trust—Financial Square Funds

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period
Prime Obligations Fund

											Ratios assuming no
											expense reductions

									Ratio of net				Ratio of net
	Net asset			Net asset		Net assets,	Ratio of net		investment		Ratio of total		investment
	value,	Net	Distributions	value,		end	expenses to		income to		expenses to		income to
Year—Share	beginning	investment	to	end	Total	of period	average net		average net		average net		average net
Class	of period	income(a)	shareholders	of period	return(b)	(in 000’s)	assets		assets		assets		assets

For the Six Months Ended June 30, (Unaudited)

2005-FST Shares	$1.00	$0.013	$(0.013)	$1.00	1.29%	$16,994,790	0.18	%(c)	2.58	%(c)	0.22	%(c)	2.54	%(c)
2005-FST Select Shares	1.00	0.013	(0.013)	1.00	1.27	64,069	0.21	(c)	2.51	(c)	0.25	(c)	2.47	(c)
2005-FST Preferred Shares	1.00	0.012	(0.012)	1.00	1.24	1,367,579	0.28	(c)	2.47	(c)	0.32	(c)	2.43	(c)
2005-FST Capital Shares	1.00	0.012	(0.012)	1.00	1.21	239,353	0.33	(c)	2.43	(c)	0.37	(c)	2.39	(c)
2005-FST Administration Shares	1.00	0.012	(0.012)	1.00	1.16	3,005,803	0.43	(c)	2.35	(c)	0.47	(c)	2.31	(c)
2005-FST Service Shares	1.00	0.010	(0.010)	1.00	1.04	1,255,011	0.68	(c)	2.10	(c)	0.72	(c)	2.06	(c)

For the Periods Ended December 31,

2004-FST Shares	1.00	0.012	(0.012)	1.00	1.25	15,981,734	0.18		1.22		0.22		1.18
2004-FST Select Shares	1.00	0.012	(0.012)	1.00	1.22	80,638	0.21		1.18		0.25		1.14
2004-FST Preferred Shares	1.00	0.011	(0.011)	1.00	1.15	1,412,563	0.28		1.13		0.32		1.09
2004-FST Capital Shares	1.00	0.011	(0.011)	1.00	1.10	241,806	0.33		1.07		0.37		1.03
2004-FST Administration Shares	1.00	0.010	(0.010)	1.00	1.00	2,765,553	0.43		0.99		0.47		0.95
2004-FST Service Shares	1.00	0.007	(0.007)	1.00	0.75	1,111,799	0.68		0.75		0.72		0.71

2003-FST Shares	1.00	0.011	(0.011)	1.00	1.06	22,750,510	0.18		1.07		0.22		1.03
2003-FST Select Shares	1.00	0.010	(0.010)	1.00	1.03	53,859	0.21		1.06		0.25		1.02
2003-FST Preferred Shares	1.00	0.010	(0.010)	1.00	0.96	1,427,970	0.28		0.96		0.32		0.92
2003-FST Capital Shares	1.00	0.009	(0.009)	1.00	0.91	339,342	0.33		0.94		0.37		0.90
2003-FST Administration Shares	1.00	0.008	(0.008)	1.00	0.81	3,080,780	0.43		0.80		0.47		0.76
2003-FST Service Shares	1.00	0.006	(0.006)	1.00	0.56	872,453	0.68		0.56		0.72		0.52

2002-FST Shares	1.00	0.02	(0.02)	1.00	1.75	22,565,712	0.18		1.74		0.22		1.70
2002-FST Select Shares	1.00	0.02	(0.02)	1.00	1.72	195,777	0.21		1.70		0.25		1.66
2002-FST Preferred Shares	1.00	0.02	(0.02)	1.00	1.65	2,352,326	0.28		1.60		0.32		1.56
2002-FST Capital Shares (commenced August 12)	1.00	0.01	(0.01)	1.00	0.56	428,694	0.33	(c)	1.29	(c)	0.37	(c)	1.25	(c)
2002-FST Administration Shares	1.00	0.01	(0.01)	1.00	1.50	2,927,767	0.43		1.48		0.47		1.44
2002-FST Service Shares	1.00	0.01	(0.01)	1.00	1.24	1,073,295	0.68		1.24		0.72		1.20

2001-FST Shares	1.00	0.04	(0.04)	1.00	4.15	25,429,443	0.18		3.87		0.23		3.82
2001-FST Select Shares	1.00	0.04	(0.04)	1.00	4.12	189,492	0.21		3.41		0.26		3.36
2001-FST Preferred Shares	1.00	0.04	(0.04)	1.00	4.05	1,003,414	0.28		3.72		0.33		3.67
2001-FST Administration Shares	1.00	0.04	(0.04)	1.00	3.89	2,803,798	0.43		3.64		0.48		3.59
2001-FST Service Shares	1.00	0.04	(0.04)	1.00	3.63	1,225,547	0.68		3.46		0.73		3.41

2000-FST Shares	1.00	0.06	(0.06)	1.00	6.44	12,777,000	0.18		6.32		0.22		6.28
2000-FST Select Shares (commenced January 31)	1.00	0.06	(0.06)	1.00	5.93	70,819	0.21	(c)	6.48	(c)	0.25	(c)	6.44	(c)
2000-FST Preferred Shares	1.00	0.06	(0.06)	1.00	6.34	454,883	0.28		6.21		0.32		6.17
2000-FST Administration Shares	1.00	0.06	(0.06)	1.00	6.18	2,084,745	0.43		6.09		0.47		6.05
2000-FST Service Shares	1.00	0.06	(0.06)	1.00	5.91	1,005,373	0.68		5.81		0.72		5.77

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions. Returns for periods less than a full year are not annualized.
(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Financial Square Funds

Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Period
Money Market Fund

											Ratios assuming no
											expense reductions

									Ratio of net				Ratio of net
	Net asset			Net asset		Net assets,	Ratio of net		investment		Ratio of total		investment
	value,	Net	Distributions	value,		end	expenses to		income to		expenses to		income to
	beginning	investment	to	end	Total	of period	average net		average net		average net		average net
Year—Share Class	of period	income(a)	shareholders	of period	return(b)	(in 000’s)	assets		assets		assets		assets

For the Six Months Ended June 30, (Unaudited)

2005-FST Shares	$1.00	$0.013	$(0.013)	$1.00	1.30%	$10,759,291	0.18	%(c)	2.60	%(c)	0.22	%(c)	2.56	%(c)
2005-FST Select Shares	1.00	0.013	(0.013)	1.00	1.28	145,085	0.21	(c)	2.70	(c)	0.25	(c)	2.66	(c)
2005-FST Preferred Shares	1.00	0.013	(0.013)	1.00	1.25	143,279	0.28	(c)	2.57	(c)	0.32	(c)	2.53	(c)
2005-FST Capital Shares	1.00	0.012	(0.012)	1.00	1.22	18,972	0.33	(c)	2.47	(c)	0.37	(c)	2.43	(c)
2005-FST Administration Shares	1.00	0.012	(0.012)	1.00	1.17	623,053	0.43	(c)	2.36	(c)	0.47	(c)	2.32	(c)
2005-FST Service Shares	1.00	0.010	(0.010)	1.00	1.05	300,284	0.68	(c)	2.10	(c)	0.72	(c)	2.06	(c)

For the Periods Ended December 31,

2004-FST Shares	1.00	0.013	(0.013)	1.00	1.26	9,209,408	0.18		1.25		0.22		1.21
2004-FST Select Shares	1.00	0.012	(0.012)	1.00	1.23	24,850	0.21		1.22		0.25		1.18
2004-FST Preferred Shares	1.00	0.012	(0.012)	1.00	1.16	70,246	0.28		1.14		0.32		1.10
2004-FST Capital Shares	1.00	0.011	(0.011)	1.00	1.11	12,975	0.33		0.98		0.37		0.94
2004-FST Administration Shares	1.00	0.010	(0.010)	1.00	1.01	626,210	0.43		1.05		0.47		1.01
2004-FST Service Shares	1.00	0.008	(0.008)	1.00	0.76	285,976	0.68		0.75		0.72		0.71

2003-FST Shares	1.00	0.011	(0.011)	1.00	1.06	10,389,312	0.18		1.07		0.22		1.03
2003-FST Select Shares	1.00	0.010	(0.010)	1.00	1.03	93,038	0.21		1.03		0.25		0.99
2003-FST Preferred Shares	1.00	0.010	(0.010)	1.00	0.96	113,299	0.28		0.98		0.32		0.94
2003-FST Capital Shares	1.00	0.009	(0.009)	1.00	0.91	24,180	0.33		0.85		0.37		0.81
2003-FST Administration Shares	1.00	0.008	(0.008)	1.00	0.81	447,290	0.43		0.81		0.47		0.77
2003-FST Service Shares	1.00	0.006	(0.006)	1.00	0.56	304,547	0.68		0.57		0.72		0.53

2002-FST Shares	1.00	0.02	(0.02)	1.00	1.75	9,194,848	0.18		1.76		0.22		1.72
2002-FST Select Shares	1.00	0.02	(0.02)	1.00	1.72	2,746	0.21		1.81		0.25		1.77
2002-FST Preferred Shares	1.00	0.02	(0.02)	1.00	1.65	176,679	0.28		1.62		0.32		1.58
2002-FST Capital Shares (commenced August 12)	1.00	0.01	(0.01)	1.00	0.56	1	0.33	(c)	1.73	(c)	0.37	(c)	1.69	(c)
2002-FST Administration Shares	1.00	0.01	(0.01)	1.00	1.50	480,359	0.43		1.50		0.47		1.46
2002-FST Service Shares	1.00	0.01	(0.01)	1.00	1.24	408,993	0.68		1.24		0.72		1.20

2001-FST Shares	1.00	0.04	(0.04)	1.00	4.16	15,909,394	0.18		3.74		0.23		3.69
2001-FST Select Shares	1.00	0.04	(0.04)	1.00	4.13	301,797	0.21		3.79		0.26		3.74
2001-FST Preferred Shares	1.00	0.04	(0.04)	1.00	4.06	194,015	0.28		4.22		0.33		4.17
2001-FST Administration Shares	1.00	0.04	(0.04)	1.00	3.91	645,588	0.43		3.72		0.48		3.67
2001-FST Service Shares	1.00	0.04	(0.04)	1.00	3.65	492,794	0.68		3.52		0.73		3.47

2000-FST Shares	1.00	0.06	(0.06)	1.00	6.44	5,954,862	0.18		6.25		0.22		6.21
2000-FST Select Shares (commenced January 31)	1.00	0.06	(0.06)	1.00	5.93	22,595	0.21	(c)	6.41	(c)	0.25	(c)	6.37	(c)
2000-FST Preferred Shares	1.00	0.06	(0.06)	1.00	6.34	163,779	0.28		6.11		0.32		6.07
2000-FST Administration Shares	1.00	0.06	(0.06)	1.00	6.18	421,498	0.43		6.02		0.47		5.98
2000-FST Service Shares	1.00	0.06	(0.06)	1.00	5.92	396,927	0.68		5.78		0.72		5.74

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions. Returns for periods less than a full year are not annualized.
(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Financial Square Funds

Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Period
Treasury Obligations Fund

											Ratios assuming no
											expense reductions

									Ratio of net				Ratio of net
	Net asset			Net asset		Net assets,	Ratio of net		investment		Ratio of total		investment
	value,	Net	Distributions	value,		end	expenses to		income to		expenses to		income to
	beginning	investment	to	end	Total	of period	average net		average net		average net		average net
Year—Share Class	of period	income(a)	shareholders	of period	return(b)	(in 000’s)	assets		assets		assets		assets

For the Six Months Ended June 30, (Unaudited)

2005-FST Shares	$1.00	$0.012	$(0.012)	$1.00	1.22%	$1,404,437	0.20	%(c)	2.46	%(c)	0.22	%(c)	2.44	%(c)
2005-FST Select Shares	1.00	0.012	(0.012)	1.00	1.20	1	0.23	(c)	2.37	(c)	0.25	(c)	2.35	(c)
2005-FST Preferred Shares	1.00	0.012	(0.012)	1.00	1.17	482,638	0.30	(c)	2.37	(c)	0.32	(c)	2.35	(c)
2005-FST Capital Shares	1.00	0.011	(0.011)	1.00	1.14	1,221	0.35	(c)	2.31	(c)	0.37	(c)	2.29	(c)
2005-FST Administration Shares	1.00	0.011	(0.011)	1.00	1.09	1,729,471	0.45	(c)	2.23	(c)	0.47	(c)	2.21	(c)
2005-FST Service Shares	1.00	0.010	(0.010)	1.00	0.97	758,452	0.70	(c)	1.99	(c)	0.72	(c)	1.97	(c)

For the Periods Ended December 31,

2004-FST Shares	1.00	0.011	(0.011)	1.00	1.14	2,262,617	0.20		1.16		0.22		1.14
2004-FST Select Shares	1.00	0.011	(0.011)	1.00	1.11	2	0.23		0.82		0.25		0.80
2004-FST Preferred Shares	1.00	0.010	(0.010)	1.00	1.04	493,548	0.30		1.04		0.32		1.02
2004-FST Capital Shares	1.00	0.010	(0.010)	1.00	0.99	1,038	0.35		0.77		0.37		0.75
2004-FST Administration Shares	1.00	0.009	(0.009)	1.00	0.89	1,581,650	0.45		0.90		0.47		0.88
2004-FST Service Shares	1.00	0.006	(0.006)	1.00	0.64	676,295	0.70		0.67		0.72		0.65

2003-FST Shares	1.00	0.010	(0.010)	1.00	0.96	1,700,016	0.20		0.92		0.22		0.90
2003-FST Select Shares	1.00	0.009	(0.009)	1.00	0.93	9,513	0.23		0.88		0.25		0.86
2003-FST Preferred Shares	1.00	0.009	(0.009)	1.00	0.86	501,231	0.30		0.82		0.32		0.80
2003-FST Capital Shares	1.00	0.008	(0.008)	1.00	0.81	10,980	0.35		0.72		0.37		0.70
2003-FST Administration Shares	1.00	0.007	(0.007)	1.00	0.71	1,199,363	0.45		0.67		0.47		0.65
2003-FST Service Shares	1.00	0.005	(0.005)	1.00	0.46	562,294	0.70		0.44		0.72		0.42

2002-FST Shares	1.00	0.02	(0.02)	1.00	1.65	2,267,428	0.20		1.58		0.22		1.56
2002-FST Select Shares	1.00	0.02	(0.02)	1.00	1.62	66,438	0.23		1.53		0.25		1.51
2002-FST Preferred Shares	1.00	0.02	(0.02)	1.00	1.55	838,498	0.30		1.44		0.32		1.42
2002-FST Capital Shares (commenced August 12)	1.00	0.01	(0.01)	1.00	0.53	1	0.35	(c)	1.38	(c)	0.37	(c)	1.36	(c)
2002-FST Administration Shares	1.00	0.01	(0.01)	1.00	1.40	1,396,765	0.45		1.31		0.47		1.29
2002-FST Service Shares	1.00	0.01	(0.01)	1.00	1.15	933,190	0.70		1.06		0.72		1.04

2001-FST Shares	1.00	0.04	(0.04)	1.00	3.87	3,985,276	0.20		3.66		0.23		3.63
2001-FST Select Shares	1.00	0.04	(0.04)	1.00	3.83	70,040	0.23		1.83		0.26		1.80
2001-FST Preferred Shares	1.00	0.04	(0.04)	1.00	3.76	205,440	0.30		4.06		0.33		4.03
2001-FST Administration Shares	1.00	0.04	(0.04)	1.00	3.61	1,515,737	0.45		3.54		0.48		3.51
2001-FST Service Shares	1.00	0.03	(0.03)	1.00	3.35	1,155,241	0.70		3.09		0.73		3.06

2000-FST Shares	1.00	0.06	(0.06)	1.00	6.18	2,493,450	0.18		6.04		0.23		5.99
2000-FST Select Shares (commenced January 31)	1.00	0.06	(0.06)	1.00	5.75	1	0.21	(c)	6.33	(c)	0.26	(c)	6.28	(c)
2000-FST Preferred Shares	1.00	0.06	(0.06)	1.00	6.08	271,388	0.28		5.95		0.33		5.90
2000-FST Administration Shares	1.00	0.06	(0.06)	1.00	5.92	1,379,728	0.43		5.83		0.48		5.78
2000-FST Service Shares	1.00	0.06	(0.06)	1.00	5.66	676,118	0.68		5.55		0.73		5.50

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions. Returns for periods less than a full year are not annualized.

(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Financial Square Funds

Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Period
Treasury Instruments Fund

											Ratios assuming no
											expense reductions

									Ratio of net				Ratio of net
	Net asset			Net asset		Net assets,	Ratio of net		investment		Ratio of total		investment
	value,	Net	Distributions	value,		end	expenses to		income to		expenses to		income to
	beginning	investment	to	end	Total	of period	average net		average net		average net		average net
Year—Share Class	of period	income(a)	shareholders	of period	return(b)	(in 000’s)	assets		assets		assets		assets

For the Six Months Ended June 30, (Unaudited)

2005-FST Shares	$1.00	$0.012	$(0.012)	$1.00	1.18%	$1,458,708	0.20	%(c)	2.37	%(c)	0.23	%(c)	2.34	%(c)
2005-FST Select Shares	1.00	0.012	(0.012)	1.00	1.16	66	0.23	(c)	2.34	(c)	0.26	(c)	2.31	(c)
2005-FST Preferred Shares	1.00	0.011	(0.011)	1.00	1.13	46,720	0.30	(c)	2.13	(c)	0.33	(c)	2.10	(c)
2005-FST Capital Shares	1.00	0.011	(0.011)	1.00	1.10	8,633	0.35	(c)	2.24	(c)	0.38	(c)	2.21	(c)
2005-FST Administration Shares	1.00	0.011	(0.011)	1.00	1.05	429,857	0.45	(c)	2.14	(c)	0.48	(c)	2.11	(c)
2005-FST Service Shares	1.00	0.009	(0.009)	1.00	0.93	108,630	0.70	(c)	1.89	(c)	0.73	(c)	1.86	(c)

For the Periods Ended December 31,

2004-FST Shares	1.00	0.011	(0.011)	1.00	1.08	1,398,794	0.20		1.11		0.24		1.07
2004-FST Select Shares	1.00	0.010	(0.010)	1.00	1.05	65	0.23		1.27		0.27		1.23
2004-FST Preferred Shares	1.00	0.010	(0.010)	1.00	0.98	372,946	0.30		1.26		0.34		1.22
2004-FST Capital Shares	1.00	0.009	(0.009)	1.00	0.93	17,035	0.35		0.89		0.39		0.85
2004-FST Administration Shares	1.00	0.008	(0.008)	1.00	0.83	236,848	0.45		0.84		0.49		0.80
2004-FST Service Shares	1.00	0.006	(0.006)	1.00	0.58	100,678	0.70		0.54		0.74		0.50

2003-FST Shares	1.00	0.009	(0.009)	1.00	0.89	805,747	0.20		0.84		0.25		0.79
2003-FST Select Shares	1.00	0.009	(0.009)	1.00	0.86	1	0.23		0.83		0.28		0.78
2003-FST Preferred Shares	1.00	0.008	(0.008)	1.00	0.79	8,053	0.30		0.77		0.35		0.72
2003-FST Capital Shares	1.00	0.007	(0.007)	1.00	0.74	22,662	0.35		0.70		0.40		0.65
2003-FST Administration Shares	1.00	0.006	(0.006)	1.00	0.64	187,685	0.45		0.59		0.50		0.54
2003-FST Service Shares	1.00	0.004	(0.004)	1.00	0.39	112,084	0.70		0.33		0.75		0.28

2002-FST Shares	1.00	0.02	(0.02)	1.00	1.57	971,035	0.20		1.47		0.25		1.42
2002-FST Select Shares	1.00	0.02	(0.02)	1.00	1.54	5,004	0.23		1.76		0.28		1.71
2002-FST Preferred Shares	1.00	0.01	(0.01)	1.00	1.47	28,674	0.30		1.39		0.35		1.34
2002-FST Capital Shares (commenced August 12)	1.00	0.01	(0.01)	1.00	0.52	13,614	0.35	(c)	1.09	(c)	0.40	(c)	1.04	(c)
2002-FST Administration Shares	1.00	0.01	(0.01)	1.00	1.31	208,186	0.45		1.14		0.50		1.09
2002-FST Service Shares	1.00	0.01	(0.01)	1.00	1.06	81,875	0.70		0.98		0.75		0.93

2001-FST Shares	1.00	0.04	(0.04)	1.00	3.79	1,161,245	0.20		3.52		0.26		3.46
2001-FST Select Shares	1.00	0.04	(0.04)	1.00	3.75	12,052	0.23		1.91		0.29		1.85
2001-FST Preferred Shares	1.00	0.04	(0.04)	1.00	3.68	50,561	0.30		3.32		0.36		3.26
2001-FST Administration Shares	1.00	0.03	(0.03)	1.00	3.53	117,089	0.45		3.22		0.51		3.16
2001-FST Service Shares	1.00	0.03	(0.03)	1.00	3.27	115,500	0.70		3.01		0.76		2.95

2000-FST Shares	1.00	0.06	(0.06)	1.00	5.90	734,427	0.18		5.80		0.28		5.70
2000-FST Select Shares (commenced January 31)	1.00	0.05	(0.05)	1.00	5.44	1	0.21	(c)	5.85	(c)	0.31	(c)	5.75	(c)
2000-FST Preferred Shares	1.00	0.06	(0.06)	1.00	5.79	2,380	0.28		5.67		0.38		5.57
2000-FST Administration Shares	1.00	0.06	(0.06)	1.00	5.64	42,533	0.43		5.40		0.53		5.30
2000-FST Service Shares	1.00	0.05	(0.05)	1.00	5.38	68,194	0.68		5.18		0.78		5.08

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions. Returns for periods less than a full year are not annualized.

(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Financial Square Funds

Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Period
Government Fund

											Ratios assuming no
											expense reductions

									Ratio of net				Ratio of net
	Net asset			Net asset		Net assets,	Ratio of net		investment		Ratio of total		investment
	value,	Net	Distributions	value,		end	expenses to		income to		expenses to		income to
	beginning	investment	to	end	Total	of period	average net		average net		average net		average net
Year—Share Class	of period	income(a)	shareholders	of period	return(b)	(in 000’s)	assets		assets		assets		assets

For the Six Months Ended June 30, (Unaudited)

2005 — FST Shares	$1.00	$0.013	$(0.013)	$1.00	1.27%	$1,808,140	0.18	%(c)	2.55	%(c)	0.22	%(c)	2.51	%(c)
2005 — FST Select Shares	1.00	0.013	(0.013)	1.00	1.26	101,798	0.21	(c)	2.51	(c)	0.25	(c)	2.47	(c)
2005 — FST Preferred Shares	1.00	0.012	(0.012)	1.00	1.22	640,331	0.28	(c)	2.45	(c)	0.32	(c)	2.41	(c)
2005 — FST Capital Shares	1.00	0.012	(0.012)	1.00	1.20	102,413	0.33	(c)	2.44	(c)	0.37	(c)	2.40	(c)
2005 — FST Administration Shares	1.00	0.011	(0.011)	1.00	1.15	859,915	0.43	(c)	2.31	(c)	0.47	(c)	2.27	(c)
2005 — FST Service Shares	1.00	0.010	(0.010)	1.00	1.02	250,059	0.68	(c)	2.07	(c)	0.72	(c)	2.03	(c)

For the Periods Ended December 31,

2004 — FST Shares	1.00	0.012	(0.012)	1.00	1.23	2,386,970	0.18		1.27		0.22		1.23
2004 — FST Select Shares	1.00	0.012	(0.012)	1.00	1.20	142,390	0.21		1.21		0.25		1.17
2004 — FST Preferred Shares	1.00	0.011	(0.011)	1.00	1.13	630,711	0.28		1.15		0.32		1.11
2004 — FST Capital Shares	1.00	0.011	(0.011)	1.00	1.08	95,441	0.33		1.10		0.37		1.06
2004 — FST Administration Shares	1.00	0.010	(0.010)	1.00	0.98	1,072,788	0.43		0.99		0.47		0.95
2004 — FST Service Shares	1.00	0.007	(0.007)	1.00	0.73	290,341	0.68		0.72		0.72		0.68

2003 — FST Shares	1.00	0.010	(0.010)	1.00	1.04	1,906,071	0.18		1.05		0.22		1.01
2003 — FST Select Shares	1.00	0.010	(0.010)	1.00	1.01	114,133	0.21		1.02		0.25		0.98
2003 — FST Preferred Shares	1.00	0.009	(0.009)	1.00	0.94	433,695	0.28		0.96		0.32		0.92
2003 — FST Capital Shares	1.00	0.009	(0.009)	1.00	0.89	117,416	0.33		0.87		0.37		0.83
2003 — FST Administration Shares	1.00	0.008	(0.008)	1.00	0.79	934,764	0.43		0.78		0.47		0.74
2003 — FST Service Shares	1.00	0.005	(0.005)	1.00	0.54	246,896	0.68		0.54		0.72		0.50

2002 — FST Shares	1.00	0.02	(0.02)	1.00	1.69	3,062,537	0.18		1.68		0.22		1.64
2002 — FST Select Shares	1.00	0.02	(0.02)	1.00	1.66	243,398	0.21		1.60		0.25		1.56
2002 — FST Preferred Shares	1.00	0.02	(0.02)	1.00	1.59	990,048	0.28		1.58		0.32		1.54
2002 — FST Capital Shares (commenced August 12)	1.00	0.01	(0.01)	1.00	0.54	27,460	0.33	(c)	1.18	(c)	0.37	(c)	1.14	(c)
2002 — FST Administration Shares	1.00	0.01	(0.01)	1.00	1.44	944,400	0.43		1.40		0.47		1.36
2002 — FST Service Shares	1.00	0.01	(0.01)	1.00	1.19	344,914	0.68		1.19		0.72		1.15

2001 — FST Shares	1.00	0.04	(0.04)	1.00	4.09	4,201,586	0.18		3.76		0.24		3.70
2001 — FST Select Shares	1.00	0.04	(0.04)	1.00	4.05	51,609	0.21		3.15		0.27		3.09
2001 — FST Preferred Shares	1.00	0.04	(0.04)	1.00	3.98	850,943	0.28		3.68		0.34		3.62
2001 — FST Administration Shares	1.00	0.04	(0.04)	1.00	3.83	1,169,694	0.43		3.52		0.49		3.46
2001 — FST Service Shares	1.00	0.04	(0.04)	1.00	3.57	576,226	0.68		3.17		0.74		3.11

2000 — FST Shares	1.00	0.06	(0.06)	1.00	6.31	1,859,266	0.18		6.14		0.23		6.09
2000 — FST Select Shares (commenced January 31)	1.00	0.06	(0.06)	1.00	5.84	11,247	0.21	(c)	6.30	(c)	0.26	(c)	6.25	(c)
2000 — FST Preferred Shares	1.00	0.06	(0.06)	1.00	6.21	361,111	0.28		6.19		0.33		6.14
2000 — FST Administration Shares	1.00	0.06	(0.06)	1.00	6.05	595,037	0.43		5.93		0.48		5.88
2000 — FST Service Shares	1.00	0.06	(0.06)	1.00	5.79	273,355	0.68		5.60		0.73		5.55

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions. Returns for periods less than a full year are not annualized.
(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust — Financial Square Funds

Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Period
Federal Fund

											Ratios assuming no
											expense reductions

									Ratio of net				Ratio of net
	Net asset			Net asset		Net assets,	Ratio of net		investment		Ratio of total		investment
	value,	Net	Distributions	value,		end of	expenses to		income to		expenses to		income to
	beginning	investment	to	end	Total	period	average net		average net		average net		average net
Year—Share Class	of period	income(a)	shareholders	of period	return(b)	(in 000’s)	assets		assets		assets		assets

For the Six Months Ended June 30, (Unaudited)

2005-FST Shares	$1.00	$0.012	$(0.012)	$1.00	1.24%	$6,722,709	0.20	%(c)	2.50	%(c)	0.22	%(c)	2.48	%(c)
2005-FST Select Shares	1.00	0.012	(0.012)	1.00	1.23	3	0.23	(c)	2.49	(c)	0.25	(c)	2.47	(c)
2005-FST Preferred Shares	1.00	0.012	(0.012)	1.00	1.19	63,288	0.30	(c)	2.41	(c)	0.32	(c)	2.39	(c)
2005-FST Capital Shares	1.00	0.012	(0.012)	1.00	1.17	3,731	0.35	(c)	2.35	(c)	0.37	(c)	2.33	(c)
2005-FST Administration Shares	1.00	0.011	(0.011)	1.00	1.12	539,134	0.45	(c)	2.24	(c)	0.47	(c)	2.22	(c)
2005-FST Service Shares	1.00	0.010	(0.010)	1.00	0.99	480,013	0.70	(c)	2.02	(c)	0.72	(c)	2.00	(c)

For the Periods Ended December 31,

2004-FST Shares	1.00	0.012	(0.012)	1.00	1.18	7,336,617	0.20		1.17		0.22		1.15
2004-FST Select Shares	1.00	0.011	(0.011)	1.00	1.15	3	0.23		0.98		0.25		0.96
2004-FST Preferred Shares	1.00	0.011	(0.011)	1.00	1.08	41,311	0.30		1.03		0.32		1.01
2004-FST Capital Shares	1.00	0.010	(0.010)	1.00	1.03	3,823	0.35		1.01		0.37		0.99
2004-FST Administration Shares	1.00	0.009	(0.009)	1.00	0.93	679,050	0.45		1.00		0.47		0.98
2004-FST Service Shares	1.00	0.007	(0.007)	1.00	0.67	484,309	0.70		0.68		0.72		0.66

2003-FST Shares	1.00	0.010	(0.010)	1.00	1.00	7,076,044	0.20		0.99		0.22		0.97
2003-FST Select Shares	1.00	0.010	(0.010)	1.00	0.97	19	0.23		0.95		0.25		0.93
2003-FST Preferred Shares	1.00	0.009	(0.009)	1.00	0.90	108,637	0.30		0.87		0.32		0.85
2003-FST Capital Shares	1.00	0.008	(0.008)	1.00	0.84	4,748	0.35		0.77		0.37		0.75
2003-FST Administration Shares	1.00	0.007	(0.007)	1.00	0.74	419,747	0.45		0.75		0.47		0.73
2003-FST Service Shares	1.00	0.005	(0.005)	1.00	0.49	505,454	0.70		0.49		0.72		0.47

2002-FST Shares	1.00	0.02	(0.02)	1.00	1.65	8,955,842	0.20		1.64		0.22		1.62
2002-FST Select Shares	1.00	0.02	(0.02)	1.00	1.62	19	0.23		1.23		0.25		1.21
2002-FST Preferred Shares	1.00	0.02	(0.02)	1.00	1.55	121,744	0.30		1.54		0.32		1.52
2002-FST Capital Shares (commenced August 12)	1.00	0.01	(0.01)	1.00	0.53	1	0.35	(c)	1.43	(c)	0.37	(c)	1.41	(c)
2002-FST Administration Shares	1.00	0.01	(0.01)	1.00	1.40	685,582	0.45		1.39		0.47		1.37
2002-FST Service Shares	1.00	0.01	(0.01)	1.00	1.15	650,133	0.70		1.14		0.72		1.12

2001-FST Shares	1.00	0.04	(0.04)	1.00	4.05	14,153,371	0.20		3.87		0.22		3.85
2001-FST Select Shares	1.00	0.04	(0.04)	1.00	4.02	1	0.23		3.59		0.25		3.57
2001-FST Preferred Shares	1.00	0.04	(0.04)	1.00	3.95	126,915	0.30		3.76		0.32		3.74
2001-FST Administration Shares	1.00	0.04	(0.04)	1.00	3.79	1,134,424	0.45		3.75		0.47		3.73
2001-FST Service Shares	1.00	0.03	(0.03)	1.00	3.53	814,384	0.70		3.43		0.72		3.41

2000-FST Shares	1.00	0.06	(0.06)	1.00	6.26	8,296,788	0.20		6.16		0.23		6.13
2000-FST Select Shares (commenced January 31)	1.00	0.06	(0.06)	1.00	5.77	1	0.23	(c)	6.16	(c)	0.24	(c)	6.13	(c)
2000-FST Preferred Shares	1.00	0.06	(0.06)	1.00	6.16	145,000	0.30		5.93		0.32		5.90
2000-FST Administration Shares	1.00	0.06	(0.06)	1.00	6.00	1,024,184	0.45		5.89		0.48		5.86
2000-FST Service Shares	1.00	0.06	(0.06)	1.00	5.74	899,691	0.70		5.61		0.73		5.58

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions. Returns for periods less than a full year are not annualized.

(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Financial Square Funds

Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Period
Tax-Free Money Market Fund

											Ratios assuming no
											expense reductions

				Net asset					Ratio of net				Ratio of net
	Net asset			value,		Net assets,	Ratio of net		investment		Ratio of total		investment
	value,	Net	Distributions	end		end	expenses to		income to		expenses to		income to
Year—Share	beginning	investment	to	of	Total	of period	average net		average net		average net		average net
Class	of period	income(a)	shareholders	period	return(b)	(in 000’s)	assets		assets		assets		assets

For the Six Months Ended June 30, (Unaudited)

2005-FST Shares	$1.00	$0.010	$(0.010)	$1.00	1.00%	$7,143,394	0.18	%(c)	1.98	%(c)	0.22	%(c)	1.94	%(c)
2005-FST Select Shares	1.00	0.010	(0.010)	1.00	0.98	94,191	0.21	(c)	1.96	(c)	0.25	(c)	1.92	(c)
2005-FST Preferred Shares	1.00	0.010	(0.010)	1.00	0.95	251,012	0.28	(c)	1.94	(c)	0.32	(c)	1.90	(c)
2005-FST Capital Shares	1.00	0.009	(0.009)	1.00	0.92	74,530	0.33	(c)	1.86	(c)	0.37	(c)	1.82	(c)
2005-FST Administration Shares	1.00	0.009	(0.009)	1.00	0.87	342,855	0.43	(c)	1.73	(c)	0.47	(c)	1.69	(c)
2005-FST Service Shares	1.00	0.008	(0.008)	1.00	0.75	145,641	0.68	(c)	1.56	(c)	0.72	(c)	1.52	(c)

For the Periods Ended December 31,

2004-FST Shares	1.00	0.010	(0.010)	1.00	1.05	8,026,117	0.18		1.03		0.22		0.99
2004-FST Select Shares	1.00	0.010	(0.010)	1.00	1.02	160,472	0.21		1.02		0.25		0.98
2004-FST Preferred Shares	1.00	0.009	(0.009)	1.00	0.94	186,208	0.28		0.94		0.32		0.90
2004-FST Capital Shares	1.00	0.009	(0.009)	1.00	0.89	32,599	0.33		0.93		0.37		0.89
2004-FST Administration Shares	1.00	0.008	(0.008)	1.00	0.79	345,968	0.43		0.81		0.47		0.77
2004-FST Service Shares	1.00	0.005	(0.005)	1.00	0.54	85,930	0.68		0.58		0.72		0.54

2003-FST Shares	1.00	0.009	(0.009)	1.00	0.89	7,052,124	0.18		0.87		0.22		0.83
2003-FST Select Shares	1.00	0.009	(0.009)	1.00	0.86	75,811	0.21		0.85		0.25		0.81
2003-FST Preferred Shares	1.00	0.008	(0.008)	1.00	0.79	204,104	0.28		0.79		0.32		0.75
2003-FST Capital Shares	1.00	0.007	(0.007)	1.00	0.74	2,784	0.33		0.75		0.37		0.71
2003-FST Administration Shares	1.00	0.006	(0.006)	1.00	0.64	273,661	0.43		0.61		0.47		0.57
2003-FST Service Shares	1.00	0.004	(0.004)	1.00	0.39	60,412	0.68		0.38		0.72		0.34

2002-FST Shares	1.00	0.01	(0.01)	1.00	1.30	4,537,375	0.18		1.29		0.22		1.25
2002-FST Select Shares	1.00	0.01	(0.01)	1.00	1.27	30	0.21		1.28		0.25		1.24
2002-FST Preferred Shares	1.00	0.01	(0.01)	1.00	1.20	177,825	0.28		1.20		0.32		1.16
2002-FST Capital Shares (commenced August 12)	1.00	—(d)	—(d)	1.00	0.44	7,222	0.33	(c)	0.94	(c)	0.37	(c)	0.90	(c)
2002-FST Administration Shares	1.00	0.01	(0.01)	1.00	1.05	206,792	0.43		1.04		0.47		1.00
2002-FST Service Shares	1.00	0.01	(0.01)	1.00	0.80	69,204	0.68		0.79		0.72		0.75

2001-FST Shares	1.00	0.03	(0.03)	1.00	2.60	3,588,030	0.18		2.46		0.23		2.41
2001-FST Select Shares	1.00	0.03	(0.03)	1.00	2.57	1	0.21		2.73		0.26		2.68
2001-FST Preferred Shares	1.00	0.02	(0.02)	1.00	2.50	17,722	0.28		2.45		0.33		2.40
2001-FST Administration Shares	1.00	0.02	(0.02)	1.00	2.34	146,621	0.43		2.27		0.48		2.22
2001-FST Service Shares	1.00	0.02	(0.02)	1.00	2.09	68,298	0.68		2.04		0.73		1.99

2000-FST Shares	1.00	0.04	(0.04)	1.00	3.95	2,693,098	0.18		3.93		0.23		3.88
2000-FST Select Shares (commenced January 31)	1.00	0.04	(0.04)	1.00	3.66	1	0.21	(c)	3.97	(c)	0.26	(c)	3.92	(c)
2000-FST Preferred Shares	1.00	0.04	(0.04)	1.00	3.85	18,568	0.28		3.81		0.33		3.76
2000-FST Administration Shares	1.00	0.04	(0.04)	1.00	3.69	108,335	0.43		3.66		0.48		3.61
2000-FST Service Shares	1.00	0.03	(0.03)	1.00	3.43	71,614	0.68		3.46		0.73		3.41

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes reinvestment of all distributions. Returns for periods less than a full year are not annualized.
(c)	Annualized.

(d)	Less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

Statement Regarding Basis for Approval of Management Agreement (Unaudited)

     The Trustees oversee the management of Goldman Sachs Trust (the “Trust”), and review the investment performance and expenses of the investment funds covered by this Report (the “Funds”) at regularly scheduled meetings held during the Funds’ fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) for the Funds.

     The Management Agreement was most recently approved by the Trustees, including all of the Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), on June 16, 2005 (the “Annual Contract Meeting”).
     To assist the Trustees in their deliberations at the Annual Contract Meeting and in their reviews of the Funds’ investment performance, expenses and other matters at other regularly scheduled meetings, the Trustees have a Contract Review Committee (the “Committee”) whose members include all of the Independent Trustees. The Committee held meetings on November 3, 2004, February 9, 2005 and May 11, 2005. At these Committee meetings, the Independent Trustees considered matters relating to the Management Agreement including: (a) the Funds’ management fee arrangements; (b) the Investment Adviser’s management fee waivers and its undertaking to reimburse certain expenses of the Funds that exceed specified levels; (c) the Investment Adviser’s potential economies of scale; (d) the relative expense levels of the Funds; (e) the Investment Adviser’s profitability with respect to the Trust and the Funds; (f) the quality of the services provided to the Funds; (g) the statutory and regulatory requirements applicable to the approval and continuation of mutual fund investment management agreements; and (h) industry practices relating to such approvals.
     At the Annual Contract Meeting, the Trustees reviewed the matters that were considered at the Committee meetings and also considered additional matters including: (a) the Funds’ investment performance; (b) the quality of the Investment Adviser’s services; (c) the structure, staff and capabilities of the Investment Adviser and its portfolio management team; (d) the groups within the Investment Adviser that support the portfolio management team, including the legal and compliance departments, the valuation oversight group, the business planning team and the technology group; (e) the Investment Adviser’s business continuity and disaster recovery planning; (f) the Investment Adviser’s financial resources and its ability to hire and retain talented personnel; (g) the fees received by the Investment Adviser’s affiliates from the Funds for transfer agency and other services; (h) the terms of the Management Agreement; (i) the administrative services provided under the Management Agreement, including the oversight by the Investment Adviser of the Funds’ other service providers; and (j) the Investment Adviser’s credit research process, trade aggregation and allocation policies and employee trading practices. At the Annual Contract Meeting, the Trustees also considered at further length the fees and expenses paid by the Funds and the Funds’ expense trends over time.
     In connection with the Committee meetings and the Annual Contract Meeting, the Trustees received written materials and oral presentations on the topics covered, and were advised by their independent legal counsel regarding their responsibilities under applicable law. Also, in conjunction with these meetings, the Trustees received information relating to revenue sharing by the Investment Adviser and other matters. During the course of their deliberations, the Independent Trustees met in executive sessions without employees of the Investment Adviser present.
     In evaluating the Management Agreement at the Annual Contract Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser, its services and the Funds. At those meetings the Trustees received materials relating to the Investment Adviser’s investment management and other services under the Management Agreement, including: (a) information on the investment performance of the Funds in comparison to other mutual funds

Statement Regarding Basis for Approval of Management Agreement (continued)

and benchmark performance indices; (b) general investment outlooks in the markets in which the Funds invest; (c) compliance reports; and (d) expenses borne by the Funds.

     In connection with their approval of the Management Agreement, the Trustees gave weight to various factors, but did not identify any particular factor as controlling their decision. As part of their review, the Trustees considered the nature, extent and quality of the services provided by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services, and the other non-advisory services, that are provided to the Funds by the Investment Adviser and its affiliates. These services include services as the Funds’ transfer agent and distributor. The Trustees concluded that the Investment Adviser was both able to commit substantial financial and other resources to the operations of the Funds and had, in fact, committed those resources in multiple areas including portfolio management, trading, technology, human resources, tax, treasury, legal, compliance and risk management. The Trustees also believed that the Investment Adviser had made significant commitments to address new regulatory compliance requirements applicable to the Funds and the Investment Adviser, including education and training initiatives.
     The Trustees also considered the investment performance of the Funds and the Investment Adviser. In this regard, the Trustees compared the investment performance of the Funds to the performance rankings issued by a third-party consultant. This information on the Funds’ investment performance was provided for one, three and five year periods. In addition, the Trustees considered the Funds’ investment performance in light of the investment objectives and credit parameters applicable to the Funds, and the predominantly institutional investor base the Funds serve. The Trustees also considered the Funds’ compliance with regulations of the Securities and Exchange Commission (the “SEC”) applicable to money market mutual funds and the stability of the Funds’ net asset values. In light of these considerations, the Trustees believed that the Funds were providing competitive performance for investors.
     The Board of Trustees also considered the contractual fee rates payable by the Funds under the Management Agreement. In this regard, information on the services rendered by the Investment Adviser to the Funds, the fees paid by the Funds and the Funds’ total operating expense ratios (before and after fee waivers and expense reimbursements) were compared to similar information for mutual funds advised by other, unaffiliated investment management firms. Most of the comparisons to the Funds’ fee rates and total operating expense ratios were prepared by a third-party consultant. These comparisons assisted the Trustees in evaluating the reasonableness of the management fees paid by the Funds.
     More particularly, the Trustees reviewed analyses prepared by a third party consultant of the expense rankings of the Funds. The analyses provided a comparison of the Funds’ management fees to relevant peer groups and category universes; an expense analysis which compared each Fund’s expenses to a peer group and a category universe; and a five-year history comparing each Fund’s expenses to a category average. The analyses also compared the Funds’ transfer agency fees, custody and accounting fees and other expenses to peer groups and medians.
     The Trustees also considered the Investment Adviser’s voluntary management fee waivers, as well as its voluntary undertaking to limit the Funds’ total expense ratios (excluding certain expenses) to specified levels. In the regard, the Trustees reviewed a proposal by an affiliate of the Investment Adviser (which was approved at the Annual Contract Meeting) to begin to charge a transfer agency fee at the annual rate of 0.015% of average daily net asset value of each Fund’s share classes, and the Investment Adviser’s proposal to waive voluntarily additional management fees from each Fund at the same annual rate.
     In addition, the Trustees reviewed information regarding the Investment Adviser’s potential economies of scale, and whether the Funds and their shareholders were participating in the benefits of these economies. In this regard, the Trustees considered the amount of assets in the Funds; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates

Statement Regarding Basis for Approval of Management Agreement (continued)

and the profits realized by them; and information comparing the contractual fee rates charged by the Investment Adviser (which do not include fee breakpoints) with fee rates charged by other, unaffiliated investment managers to other mutual funds. In this connection, the Trustees again noted that the fees actually paid by the Funds were reduced by the Investment Adviser’s fee waivers and that the Investment Adviser had reimbursed certain expenses of the Funds.

     The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from the Funds as stated above. In this connection, the Trustees noted that, pursuant to exemptive orders issued by the SEC, affiliates of the Investment Adviser receive compensation in connection with certain portfolio securities transactions executed by the Funds. In addition, the Trustees reviewed the Investment Adviser’s pre-tax revenues and pre-tax margins with respect to the Trust and the Funds. The Trustees reviewed, among other things, profitability analyses and summaries, revenue and expense schedules and expense allocation methodologies.
     After deliberation, the Trustees concluded that the management fees paid by the Funds were reasonable in light of the services provided by the Investment Adviser, its costs and the Funds’ current and reasonably foreseeable asset levels, and that the Management Agreement should be approved and continued.

Goldman Sachs Trust—Financial Square Funds

Fund Expenses (Unaudited) — Six Month Period Ended June 30, 2005

          As a shareholder of FST Shares, FST Select Shares, FST Preferred Shares, FST Capital Shares, FST Administration Shares or FST Service Shares of the Funds you incur ongoing costs, including management fees; distribution (12b-1), service and/or shareholder administration fees (with respect to FST Select, FST Preferred, FST Capital, FST Administration and FST Service Shares, if any); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in FST Shares, FST Select Shares, FST Preferred Shares, FST Capital Shares, FST Administration Shares or FST Service Shares of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

          The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 through June 30, 2005.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account for this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Prime Obligations Fund				Money Market Fund

				Expenses				Expenses
				Paid for				Paid for
	Beginning	Ending		the	Beginning	Ending		the
	Account	Account		6 months	Account	Account		6 months
	Value	Value		ended	Value	Value		ended
Share Class	1/1/05	6/30/05		6/30/05*	1/1/05	6/30/05		6/30/05*

FST Shares
Actual	$1,000.00	$1,012.90		$0.90	$1,000.00	$1,013.00		$0.91
Hypothetical 5% return	1,000.00	1,023.90	+	0.91	1,000.00	1,023.90	+	0.91

FST Select Shares
Actual	1,000.00	1,012.70		1.05	1,000.00	1,012.80		1.06
Hypothetical 5% return	1,000.00	1,023.75	+	1.06	1,000.00	1,023.75	+	1.06

FST Preferred Shares
Actual	1,000.00	1,012.40		1.40	1,000.00	1,012.50		1.41
Hypothetical 5% return	1,000.00	1,023.40	+	1.41	1,000.00	1,023.40	+	1.41

FST Capital
Actual	1,000.00	1,012.10		1.65	1,000.00	1,012.20		1.66
Hypothetical 5% return	1,000.00	1,023.15	+	1.66	1,000.00	1,023.14	+	1.67

FST Administration
Actual	1,000.00	1,011.60		2.15	1,000.00	1,011.70		2.15
Hypothetical 5% return	1,000.00	1,022.66	+	2.16	1,000.00	1,022.65	+	2.17

FST Service
Actual	1,000.00	1,010.40		3.39	1,000.00	1,010.50		3.40
Hypothetical 5% return	1,000.00	1,021.42	+	3.41	1,000.00	1,021.41	+	3.42

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Treasury Obligations Fund				Treasury Instruments Fund

				Expenses				Expenses
				Paid for				Paid for
	Beginning	Ending		the	Beginning	Ending		the
	Account	Account		6 months	Account	Account		6 months
	Value	Value		ended	Value	Value		ended
Share Class	1/1/05	6/30/05		6/30/05*	1/1/05	6/30/05		6/30/05*

FST Shares
Actual	$1,000.00	$1,012.20		$1.02	$1,000.00	$1,011.80		$1.02
Hypothetical 5% return	1,000.00	1,023.78	+	1.02	1,000.00	1,023.78	+	1.02

FST Select Shares
Actual	1,000.00	1,012.00		1.57	1,000.00	1,011.60		1.13
Hypothetical 5% return	1,000.00	1,023.24	+	1.58	1,000.00	1,023.67	+	1.14

FST Preferred Shares
Actual	1,000.00	1,011.70		1.52	1,000.00	1,011.30		1.52
Hypothetical 5% return	1,000.00	1,023.29	+	1.52	1,000.00	1,023.29	+	1.52

FST Capital
Actual	1,000.00	1,011.40		1.77	1,000.00	1,011.00		1.76
Hypothetical 5% return	1,000.00	1,023.04	+	1.78	1,000.00	1,023.04	+	1.78

FST Administration
Actual	1,000.00	1,010.90		2.26	1,000.00	1,010.50		2.26
Hypothetical 5% return	1,000.00	1,022.54	+	2.28	1,000.00	1,022.54	+	2.28

FST Service
Actual	1,000.00	1,009.70		3.51	1,000.00	1,009.30		3.51
Hypothetical 5% return	1,000.00	1,021.30	+	3.53	1,000.00	1,021.30	+	3.53

	Government Fund				Federal Fund

				Expenses
				Paid for				Expenses
	Beginning	Ending		the	Beginning	Ending		Paid for the
	Account	Account		6 months	Account	Account		6 months
	Value	Value		ended	Value	Value		ended
Share Class	1/1/05	6/30/05		6/30/05*	1/1/05	6/30/05		6/30/05*

FST Shares
Actual	$1,000.00	$1,012.70		$0.92	$1,000.00	$1,012.40		$1.02
Hypothetical 5% return	1,000.00	1,023.88	+	0.92	1,000.00	1,023.78	+	1.02

FST Select Shares
Actual	1,000.00	1,012.60		1.07	1,000.00	1,012.30		0.97
Hypothetical 5% return	1,000.00	1,023.73	+	1.07	1,000.00	1,023.83	+	0.98

FST Preferred Shares
Actual	1,000.00	1,012.20		1.42	1,000.00	1,011.90		1.52
Hypothetical 5% return	1,000.00	1,023.39	+	1.42	1,000.00	1,023.29	+	1.52

FST Capital
Actual	1,000.00	1,012.00		1.67	1,000.00	1,011.70		1.77
Hypothetical 5% return	1,000.00	1,023.14	+	1.68	1,000.00	1,023.04	+	1.78

FST Administration
Actual	1,000.00	1,011.50		2.16	1,000.00	1,011.20		2.26
Hypothetical 5% return	1,000.00	1,022.64	+	2.18	1,000.00	1,022.54	+	2.28

FST Service
Actual	1,000.00	1,010.20		3.41	1,000.00	1,009.90		3.51
Hypothetical 5% return	1,000.00	1,021.40	+	3.43	1,000.00	1,021.30	+	3.53

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Tax-Free Money Market Fund

				Expenses
				Paid for
	Beginning	Ending		the
	Account	Account		6 months
	Value	Value		ended
Share Class	1/1/05	6/30/05		6/30/05*

FST Shares
Actual	$1,000.00	$1,010.00		$0.92
Hypothetical 5% return	1,000.00	1,023.88	+	0.92

FST Select Shares
Actual	1,000.00	1,009.80		1.07
Hypothetical 5% return	1,000.00	1,023.73	+	1.07

FST Preferred Shares
Actual	1,000.00	1,009.50		1.42
Hypothetical 5% return	1,000.00	1,023.39	+	1.42

FST Capital
Actual	1,000.00	1,009.20		1.66
Hypothetical 5% return	1,000.00	1,023.14	+	1.67

FST Administration
Actual	1,000.00	1,008.70		2.16
Hypothetical 5% return	1,000.00	1,022.64	+	2.18

FST Service
Actual	1,000.00	1,007.50		3.39
Hypothetical 5% return	1,000.00	1,021.41	+	3.42

*	Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended June 30, 2005. Expenses are calculated by multiplying the annualized expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the year. Expense ratios for the most recent fiscal half year may differ from expense ratios based on one-year data in the financial highlights. The annualized net expense ratios for the period were as follows:

Fund	FST Shares	FST Select Shares	FST Preferred Shares	FST Capital Shares	FST Administration Shares	FST Service Shares

Prime Obligations Fund	0.18%	0.21%	0.28%	0.33%	0.43%	0.68%
Money Market Fund	0.18	0.21	0.28	0.33	0.43	0.68
Treasury Obligations Fund	0.20	0.31	0.30	0.35	0.45	0.70
Treasury Instruments Fund	0.20	0.23	0.30	0.35	0.45	0.70
Government Fund	0.18	0.21	0.28	0.33	0.43	0.68
Federal Fund	0.20	0.19	0.30	0.35	0.45	0.70
Tax-Free Money Market Fund	0.18	0.21	0.28	0.33	0.43	0.68

+	Hypothetical expenses are based on the Fund’s actual annualized expense ratios and an assumed rate of return of 5% per year before expenses.

TRUSTEES
Ashok N. Bakhru, Chairman
John P. Coblentz, Jr.
Patrick T. Harker
Mary Patterson McPherson
Alan A. Shuch
Wilma J. Smelcer
Richard P. Strubel
Kaysie P. Uniacke

OFFICERS
Kaysie P. Uniacke, President
James A. Fitzpatrick, Vice President
James A. McNamara, Vice President
John M. Perlowski, Treasurer
Howard B. Surloff, Secretary

GOLDMAN, SACHS & CO.
Distributor and Transfer Agent

GOLDMAN SACHS ASSET MANAGEMENT, L.P.
Investment Adviser

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“the Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Form N-Q may be obtained upon request and without charge by calling 1-800-621-2550.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request by calling 1-800-621-2550; and (ii) on the Securities and Exchange Commission Website at http://www.sec.gov.

This Semiannual Report is authorized for distribution to prospective investors only when preceded or accompanied by a Goldman Sachs Trust Financial Square Funds Prospectus, which contains facts concerning each Fund’s objectives and policies, management, expenses and other information.

FSQ/ SAR 06/05	Goldman Sachs Funds 32 Old Slip New York, NY 10005

ITEM 2.	CODE OF ETHICS. — Not applicable to the Semi-Annual Report for the period ended June 30, 2005

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT. — Not applicable to the Semi-Annual Report for the period ended June 30, 2005

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES. — Not applicable to the Semi-Annual Report for the period ended June 30, 2005

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	Goldman Sachs Trust’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 11(a)(1) of the registrant’s Form N-CSR filed on March 8, 2004 for its Real Estate Securities Fund (Accession Number 0000950123-04-0002984).

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ Kaysie P. Uniacke

Kaysie P. Uniacke
President/Principal Executive Officer
Goldman Sachs Trust

Date:	August 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kaysie P. Uniacke

Kaysie P. Uniacke
President/Principal Executive Officer
Goldman Sachs Trust

Date:	August 19, 2005

By:	/s/ John M. Perlowski

John M. Perlowski
Treasurer/Principal Financial Officer
Goldman Sachs Trust

Date:	August 19, 2005